UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08243
Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: August 31, 2009
Date of reporting period: August 31, 2009

Item 1.  Report to Stockholders.

ANNUAL REPORT AUGUST 31, 2009

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Bull Funds	Bear Funds

Domestic Index Equity Funds

Small Cap Bull 2.5X Fund	Small Cap Bear 2.5X Fund

International Funds

Emerging Markets Bull 2X Fund	Emerging Markets Bear 2X Fund
Developed Markets Bull 2X Fund	Developed Markets Bear 2X Fund
China Bull 2X Fund

Specialty Funds

Commodity Bull 2X Fund

Fixed Income Funds

10 Year Note Bull 2.5X Fund	10 Year Note Bear 2.5X Fund
Dynamic HY Bond Fund	HY Bear Fund

U.S. Government Money Market Fund

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Letter to Shareholders

Dear Shareholders,

This Annual report for the Direxion Funds covers the fiscal year September 1, 2008 to August, 31, 2009, (the “Annual Period”). U.S. equities declined during the Annual Period, with the DJ Industrial Average Index declining 14.85%, the S&P 500 Index declining 18.25% and the NASDAQ-100 Index declining 12.57%. The first half of the Annual Period was impacted by extreme price volatility in the equity markets, falling energy and commodity prices, continued problems in the mortgage markets which led to a credit squeeze, collapsing corporate earnings and increased fears of a U.S. recession. The second half of the Annual Period fared far better due in part to the Federal Stimulus plan that injected much needed capital into the U.S. economy. Despite the market turn around in March, the overall economic environment is still struggling to make up for losses suffered in the previous months. International Markets followed a similar path, with the MSCI World Index declining 19.28% for the Annual Period.

Direxion’s leveraged index funds seek to provide daily returns which are a multiple — positive or negative — of the return of a particular benchmark. The Direxion leveraged index funds seek daily leveraged investment results, which should not be equated with seeking a leveraged goal for a period longer than a day. For example, if the Russell 2000 Index gains 10% during a one year period, the Small Cap Bull 2.5X Fund should not be expected to provide a return of 25% for the year even if it meets its daily target throughout the year. This is true because of the financing charges associated with obtaining leverage and the effect of compounding on leveraged returns over time.

The Direxion Funds maintain models which indicate the expected performance of each leveraged index fund in light of the path of the relevant benchmark, the fund’s expense ratio and the impact of leveraging the fund’s portfolio.

The Small Cap Bull 2.5X Fund and the Small Cap Bear 2.5X Fund seek to provide 250% and -250% of the daily return of the Russell 2000 Index. The Small Cap Bull 2.5X Fund declined 69.58%, 34 basis points higher than its expected return of -69.92%. The Small Cap Bear 2.5X Fund declined 48.97%, 2,117 basis points higher than its expected return of -70.14%. The Russell 2000 Index itself declined 21.29%.

The 10 Year Note Bull 2X Fund and 10 Year Note Bear 2X Fund seek to provide 250% and -250% of the daily price performance of the 10 Year Treasury Note. The 10 Year Note Bull 2.5X Fund gained 13.34%, 121 basis points higher than its expected return of 12.13%. The 10 Year Note Bear 2.5X Fund declined 21.20%, 171 basis points higher than its expected return of -22.91%. The 10 Year Treasury Note gained 6.77%*, on a total return performance basis for the Annual Period.

The Commodity Bull 2X Fund, which seeks to provide a daily return equal to 200% of the return of the Morgan Stanley Commodity Related Index, declined 59.15%, 2 basis points higher than its expected return of -59.17%, while the Morgan Stanley Commodity Related Index itself declined 20.53%.

The Emerging Markets Bull 2X Fund and the Emerging Markets Bear 2X Fund seek to provide 200% and -200% of the daily return of the MSCI Emerging Markets Index. The Emerging Markets Bull 2X Fund declined 57.08%, 70 basis points lower than its expected return of -56.38%. The Emerging Markets Bear 2X Fund declined 83.00%, 756 basis points higher than its expected return of -90.56%. The MSCI Emerging Markets Index itself declined 12.21%.

The Developed Markets Bull 2X Fund and the Developed Markets Bear 2X Fund seek to provide 200% and -200% of the daily return of the MSCI EAFE Index. The Developed Markets Bull 2X Fund declined 47.42%, 376 basis points higher than its expected return of -51.18%. The Developed Markets Bear 2X Fund declined 45.82%, 593 basis points higher than its expected return of -51.75%. The MSCI EAFE Index itself declined 17.69%.

The China Bull 2X Fund seeks to provide 200% of the daily return of the FTSE/Xinhua China 25 Index. The China Bull 2X Fund declined 56.58%, 193 basis points lower than its expected return of -54.65%. The FTSE/Xinhua China 25 Index itself declined 6.97%.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

For the Annual Period, the Dynamic HY Bond Fund, which seeks to maximize total return by investing primarily in “lower-rated” High Yield debt instruments, declined 10.73% on a total return basis, while the HY Bear Fund, which seeks to profit from a decline in the value of “lower-rated” High Yield debt instruments, declined 3.48% on a total return basis. The Lipper High Yield Bond Fund Index was down 1.33% for the same period. Weak relative performance of the Dynamic HY Bond Fund generally occurred in late 2008 and early 2009 at which time the Dynamic HY Bond Fund generally lagged comparable funds in the index due to underperformance of its core exposure vehicle. The HY Bear Fund benefited from a short credit position achieved using a credit derivative index. Both funds were affected by the volatility in the financial markets in late 2008 and early 2009.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Guy Talarico
Chief Investment Officer	Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, 10 Year Note Bull 2.5X Fund, 10 Year Note Bear 2.5X, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, China Bull 2X Fund, Dynamic HY Bond Fund and the HY Bear Fund net of any fee, waivers or expense reimbursements is 1.94%, 1.92%, 1.91%, 8.05%, 1.91%, 2.10%, 1.93%, 2.07%, 1.93%, 2.01%, 1.86% and 2.43%, respectively.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

*Data based on the Merrill Current 10 Year Index.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: October 30, 2009

Small Cap Bull 2.5X Fund
August 31, 1999 - August 31, 2009 (Unaudited)

Investment Objective: Seeks daily investment results, before fees and expenses, of 250% of the price performance of the Russell 2000 Index.

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years

Small Cap Bull 2.5X Fund	(69.58)%	(36.84)%	(21.60)%	(11.07)%

Russell 2000 Index	(21.29)%	(6.08)%	2.21%	4.30%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on August 31, 1999, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Russell 2000 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure1

%
Investment Type	Net Assets

Swap Contracts	248.6%

Total Exposure	248.6%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of August 31, 2009.

4  DIREXION ANNUAL REPORT

Small Cap Bear 2.5X Fund
December 21, 19991 - August 31, 2009 (Unaudited)

Investment Objective: Seeks daily investment results, before fees and expenses, of 250% of the inverse of the price performance of the Russell 2000 Index.

	Average Annual Total Return[2]
				Since
	1 Year	3 Years	5 Years	Inception

Small Cap Bear 2.5X Fund	(48.97)%	(29.07)%	(25.98)%	(17.68)%

Russell 2000 Index	(21.29)%	(6.08)%	2.21%	3.26%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Russell 2000 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Swap Contracts	(254.1)%

Total Exposure	(254.1)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.

DIREXION ANNUAL REPORT  5

10 Year Note Bull 2.5X Fund
March 31, 20051 - August 31, 2009 (Unaudited)

Investment Objective: The 10 Year Note Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the performance of the 10 Year U.S. Treasury Note.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

10 Year Note Bull 2.5X Fund	13.34%	14.74%	8.74%

10 Year U.S. Treasury Note	6.77%	2.21%	5.69%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the 10 Year U.S. Treasury Note does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

U.S. Treasury Obligations	63.9%
Futures Contracts	62.3%
Swap Contracts	123.8%

Total Exposure	250.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.

6  DIREXION ANNUAL REPORT

10 Year Note Bear 2.5X Fund
May 17, 20041 - August 31, 2009 (Unaudited)

Investment Objective: The 10 Year Note Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse of the performance of the 10 Year U.S. Treasury Note.

	Average Annual Total Return[2]
				Since
	1 Year	3 Years	5 Years	Inception

10 Year Note Bear 2.5X Fund	(21.20)%	(15.36)%	(8.62)%	(10.01)%

10 Year U.S. Treasury Note	6.77%	2.21%	1.32%	5.51%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the 10 Year U.S. Treasury Note does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

	%
Investment Type	Net Assets

U.S. Treasury Obligations	(62.1%	)
Futures Contracts	(59.7%	)
Swap Contracts	(128.4%	)

Total Exposure	(250.2%	)

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.

DIREXION ANNUAL REPORT  7

Dynamic HY Bond Fund
July 1, 20041 - August 31, 2009 (Unaudited)

Investment Objective: Seeks to maximize total return by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

	Average Annual Total Return[2]
				Since
	1 Year	3 Years	5 Years	Inception

Dynamic HY Bond Fund	(10.73)%	(3.40)%	(1.51)%	(1.14)%

Barclays Capital Aggregate Bond Index[3]	7.94%	6.35%	4.96%	5.32%

Lipper High Yield Bond Fund Index	(1.33)%	0.94%	3.30%	3.66%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Barclays Capital Aggregate Bond Index and the Lipper High Yield Bond Fund Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Futures Contracts	10.0%
Swap Contracts	58.0%

Total Exposure	68.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.
[3]	Formerly known as the Lehman Aggregate Bond Index.

8  DIREXION ANNUAL REPORT

HY Bear Fund
September 20, 20051 - August 31, 2009 (Unaudited)

Investment Objective: Seeks to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

HY Bear Fund	(3.48)%	(0.86)%	(1.31)%

Barclays Capital Aggregate Bond Index[3]	7.94%	6.35%	5.42%

Lipper High Yield Bond Fund Index	(1.33)%	0.94%	1.94%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Barclays Capital Aggregate Bond Index and the Lipper High Yield Bond Fund Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Futures Contracts	(10.0)%
Swap Contracts	(57.6)%

Total Exposure	(67.6)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.
[3]	Formerly known as the Lehman Aggregate Bond Index.

DIREXION ANNUAL REPORT  9

Commodity Bull 2X Fund
February 17, 20051 - August 31, 2009 (Unaudited)

Investment Objective: Seeks daily investment results, before fees and expenses, of 200% of the price performance of the Morgan Stanley Commodity Related Equity Index.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

Commodity Bull 2X Fund	(59.15)%	(10.88)%	(4.73)%

Morgan Stanley Commodity Related Index	(20.53)%	5.11%	9.98%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Morgan Stanley Commodity Related Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Swap Contracts	200.4%

Total Exposure	200.4%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.

10  DIREXION ANNUAL REPORT

Emerging Markets Bull 2X Fund
November 1, 20051 - August 31, 2009 (Unaudited)

Investment Objective: Seeks daily investment results, before fees and expenses, of 200% of the price performance of the MSCI Emerging Markets Index.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

Emerging Markets Bull 2X Fund	(57.08)%	(19.35)%	(10.05)%

MSCI Emerging Markets Index	(12.21)%	2.78%	7.93%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI Emerging Markets Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Investment Companies	4.1%
Swap Contracts	195.0%

Total Exposure	199.1%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.

DIREXION ANNUAL REPORT  11

Emerging Markets Bear 2X Fund
November 4, 20051 - August 31, 2009 (Unaudited)

Investment Objective: Seeks daily investment results, before fees and expenses, of 200% of the inverse of the price performance of the MSCI Emerging Markets Index.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

Emerging Markets Bear 2X Fund	(83.00)%	(57.54)%	(55.26)%

MSCI Emerging Markets Index	(12.21)%	2.78%	7.47%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI Emerging Markets Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Swap Contracts	(197.3)%

Total Exposure	(197.3)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.

12  DIREXION ANNUAL REPORT

Developed Markets Bull 2X Fund
January 25, 20061 - August 31, 2009 (Unaudited)

Investment Objective: Seeks daily investment results, before fees and expenses, of 200% of the price performance of the MSCI EAFE Index.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

Developed Markets Bull 2X Fund	(47.42)%	(24.25)%	(18.21)%

MSCI EAFE Index	(17.69)%	(7.36)%	(4.15)%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI EAFE Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Swap Contracts	202.1%

Total Exposure	202.1%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.

DIREXION ANNUAL REPORT  13

Developed Markets Bear 2X Fund
February 6, 20061 - August 31, 2009 (Unaudited)

Investment Objective: Seeks daily investment results, before fees and expenses, of 200% of the inverse of the price performance of the MSCI EAFE Index.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

Developed Markets Bear 2X Fund	(45.82)%	(19.06)%	(21.52)%

MSCI EAFE Index	(17.69)%	(7.36)%	(4.40)%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI EAFE Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Swap Contracts	(193.5)%

Total Exposure	(193.5)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.

14  DIREXION ANNUAL REPORT

China Bull 2X Fund
December 3, 20071 - August 31, 2009 (Unaudited)

Investment Objective: Seeks daily investment results, before fees and expenses, of 200% of the price performance of the FTSE/Xinhua China 25 Index.

	Average Annual Total Return[2]
		Since
	1 Year	Inception

China Bull 2X Fund	(56.58)%	(62.35)%

FTSE/Xinhua China 25 Index	(6.97)%	(22.00)%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the FTSE/Xinhua China 25 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Swap Contracts	200.9%

Total Exposure	200.9%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.

DIREXION ANNUAL REPORT  15

Expense Example
August 31, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (March 1, 2009 — August 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16  DIREXION ANNUAL REPORT

Expense Example Tables
August 31, 2009 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	March 1, 2009	August 31, 2009	Period[2]

Small Cap Bull 2.5X Fund
Based on actual fund return	1.96%	$1,000.00	$2,287.00	$16.24
Based on hypothetical 5% return	1.96%	1,000.00	1,015.32	9.96
Small Cap Bear 2.5X Fund
Based on actual fund return	1.93%	1,000.00	251.30	6.09
Based on hypothetical 5% return	1.93%	1,000.00	1,015.48	9.80
10 Year Note Bull 2.5X Fund
Based on actual fund return	1.78%	1,000.00	968.80	8.83
Based on hypothetical 5% return	1.78%	1,000.00	1,016.23	9.05
10 Year Note Bear 2.5X Fund[3]
Based on actual fund return	4.84%	1,000.00	999.10	24.39
Based on hypothetical 5% return	4.84%	1,000.00	1,000.81	24.41
Dynamic HY Bond Fund[3]
Based on actual fund return	1.70%	1,000.00	1,068.00	8.86
Based on hypothetical 5% return	1.70%	1,000.00	1,016.64	8.64
HY Bear Fund
Based on actual fund return	2.11%	1,000.00	881.20	10.00
Based on hypothetical 5% return	2.11%	1,000.00	1,014.57	10.71
Commodity Bull 2X Fund
Based on actual fund return	1.94%	1,000.00	2,062.10	14.97
Based on hypothetical 5% return	1.94%	1,000.00	1,015.43	9.86
Emerging Markets Bull 2X Fund
Based on actual fund return	1.93%	1,000.00	2,506.90	17.06
Based on hypothetical 5% return	1.93%	1,000.00	1,015.48	9.80
Emerging Markets Bear 2X Fund
Based on actual fund return	1.92%	1,000.00	252.90	6.06
Based on hypothetical 5% return	1.92%	1,000.00	1,015.53	9.75
Developed Markets Bull 2X Fund
Based on actual fund return	1.93%	1,000.00	2,234.90	15.74
Based on hypothetical 5% return	1.93%	1,000.00	1,015.48	9.80
Developed Markets Bear 2X Fund
Based on actual fund return	1.94%	1,000.00	340.20	6.55
Based on hypothetical 5% return	1.94%	1,000.00	1,015.43	9.86
China Bull 2X Fund
Based on actual fund return	1.93%	1,000.00	2,346.40	16.28
Based on hypothetical 5% return	1.93%	1,000.00	1,015.48	9.80
U.S. Government Money Market Fund
Based on actual fund return	0.22%	1,000.00	1,000.70	1.11
Based on hypothetical 5% return	0.22%	1,000.00	1,024.10	1.12

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.
[3]	Net expenses includes interest on securities sold short.

DIREXION ANNUAL REPORT  17

Allocation of Portfolio Holdings
August 31, 2009 (Unaudited)

		Repurchase	Investment	U.S. Treasury
	Cash*	Agreements	Companies	Obligations	Futures		Swaps	Total

Small Cap Bull 2.5X Fund	102%	—	—	—	—		(2%)	100%
Small Cap Bear 2.5X Fund	100%	—	—	—	—		0%**	100%
10 Year Note Bull 2.5X Fund	34%	—	—	64%	0	%**	2%	100%
10 Year Note Bear 2.5X Fund	101%	62%	—	(62%)	0	%**	(1%)	100%
Dynamic HY Bond Fund	98%	—	—	—	0	%**	2%	100%
HY Bear Fund	101%	—	—	—	0	%**	(1%)	100%
Commodity Bull 2X Fund	103%	—	—	—	—		(3%)	100%
Emerging Markets Bull 2X Fund	98%		4%	—	—		(2%)	100%
Emerging Markets Bear 2X Fund	95%	—	—	—	—		5%	100%
Developed Markets Bull 2X Fund	99%	—	—	—	—		1%	100%
Developed Markets Bear 2X Fund	99%	—	—	—	—		1%	100%
China Bull 2X Fund	109%	—	—	—	—		(9%)	100%
U.S. Government Money Market Fund	100%	—	—	—	—		—	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

18  DIREXION ANNUAL REPORT

Small Cap Bull 2.5X Fund
Schedule of Investments
August 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 54.5%
MONEY MARKET FUNDS - 54.5%
1,181,204	Fidelity Institutional Government Portfolio, 0.19%	$1,181,204
1,181,204	Fidelity Institutional Money Market Portfolio, 0.42%	1,181,204
1,181,204	Goldman Sachs Financial Square Federal Fund, 0.11%	1,181,204
3,211,204	Goldman Sachs Financial Square Government Fund, 0.11% (a)	3,211,204
1,181,204	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	1,181,204

	TOTAL SHORT TERM INVESTMENTS (Cost $7,936,020)	$7,936,020

	TOTAL INVESTMENTS (Cost $7,936,020) - 54.5%	$7,936,020
	Other Assets in Excess of Liabilities - 45.5%	6,623,236

	TOTAL NET ASSETS - 100.0%	$14,559,256

Percentages are stated as a percent of net assets.

(a)	$2,030,000 of this security is held as collateral for swap contracts.

Small Cap Bull 2.5X Fund
Long Equity Swap Contracts
August 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	Russell 2000 Index	63,250	$36,520,773	2/25/2011	$(331,958)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  19

Small Cap Bear 2.5X Fund
Schedule of Investments
August 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 91.9%
MONEY MARKET FUNDS - 91.9%
666,772	Fidelity Institutional Government Portfolio, 0.19%	$666,772
666,772	Fidelity Institutional Money Market Portfolio, 0.42%	666,772
666,771	Goldman Sachs Financial Square Federal Fund, 0.11%	666,771
1,976,772	Goldman Sachs Financial Square Government Fund, 0.11% (a)	1,976,772
666,771	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	666,771

	TOTAL SHORT TERM INVESTMENTS (Cost $4,643,858)	$4,643,858

	TOTAL INVESTMENTS (Cost $4,643,858) - 91.9%	$4,643,858
	Other Assets in Excess of Liabilities - 8.1%	410,980

	TOTAL NET ASSETS - 100.0%	$5,054,838

Percentages are stated as a percent of net assets.

(a)	$1,310,000 of this security is held as collateral for swap contracts.

Small Cap Bear 2.5X Fund
Short Equity Swap Contracts
August 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	Russell 2000 Index	22,450	$12,842,972	2/22/2011	$—

The accompanying notes are an integral part of these financial statements.
20  DIREXION ANNUAL REPORT

10 Year Note Bull 2.5X Fund
Schedule of Investments
August 31, 2009

Principal Amount		Value

U.S. TREASURY OBLIGATIONS - 63.9%
U.S. TREASURY NOTES - 63.9%
$16,000,000	3.125%, 5/15/2019	$15,625,000

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,075,629)	$15,625,000

Shares

SHORT TERM INVESTMENTS - 34.2%
MONEY MARKET FUNDS - 34.2%
769,262	Fidelity Institutional Government Portfolio, 0.19%	769,262
769,261	Fidelity Institutional Money Market Portfolio, 0.42%	769,261
769,261	Goldman Sachs Financial Square Federal Fund, 0.11%	769,261
5,289,261	Goldman Sachs Financial Square Government Fund, 0.11% (a)	5,289,261
769,261	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	769,261

	TOTAL SHORT TERM INVESTMENTS (Cost $8,366,306)	$8,366,306

	TOTAL INVESTMENTS (Cost $23,441,935) - 98.1%	$23,991,306
	Other Assets in Excess of Liabilities - 1.9%	459,295

	TOTAL NET ASSETS - 100.0%	$24,450,601

Percentages are stated as a percent of net assets.

(a)	$4,520,000 of this security is held as collateral for swap contracts.

10 Year Note Bull 2.5X Fund
Futures Contracts
August 31, 2009

		$Unrealized
Contracts		Appreciation

130	U.S. Treasury 10-Year Note Futures
	Expiring December 2009 (Underlying Face Amount at Market Value $15,238,438)	$87,800

10 Year Note Bull 2.5X Fund
Long Equity Swap Contracts
August 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	30,820	$29,762,870	1/31/2011	$494,802

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  21

10 Year Note Bear 2.5X Fund
Schedule of Investments
August 31, 2009

Principal
Amount		Value

SHORT TERM INVESTMENTS - 161.6%
REPURCHASE AGREEMENTS - 62.2%
$10,000,000	Mizuho Repurchase Agreement, 0.050%, 9/1/2009 (Dated 8/31/2009, Collateralized by U.S. Treasury Note, 3.125%, due 5/15/2019, valued at $9,765,625. Repurchase proceeds are $9,787,500.) (b)	$9,787,500

Shares

MONEY MARKET FUNDS - 99.4%
2,498,419	Fidelity Institutional Government Portfolio, 0.19%	2,498,419
2,498,419	Fidelity Institutional Money Market Portfolio, 0.42%	2,498,419
2,498,419	Goldman Sachs Financial Square Federal Fund, 0.11%	2,498,419
5,628,420	Goldman Sachs Financial Square Government Fund, 0.11% (a)	$5,628,420
2,498,420	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	2,498,420

		$15,622,097

	TOTAL SHORT TERM INVESTMENTS (Cost $25,409,597)	$25,409,597

	TOTAL INVESTMENTS (Cost $25,409,597) - 161.6%	$25,409,597
	Liabilities in Excess of Other Assets - (61.6)%	(9,688,339)

	TOTAL NET ASSETS - 100.0%	$15,721,258

Percentages are stated as a percent of net assets.

(a)	$3,130,000 of this security is held as collateral for swap contracts.

(b)	Security is held as collateral for securities sold short.

10 Year Note Bear 2.5X Fund
Securities Sold Short
August 31, 2009

Principal
Amount		Value

U.S. TREASURY NOTES - 62.1%
$10,000,000	3.125%, 5/15/2019	$9,765,625

	TOTAL SECURITIES SOLD SHORT (Proceeds $9,856,250)	$9,765,625

10 Year Note Bear 2.5X Fund
Short Futures Contracts
August 31, 2009

		$Unrealized
Contracts		Depreciation

80	U.S. Treasury 10-Year Note Futures Contracts Expiring December 2009 (Underlying Face Amount at Market Value $9,377,500)	$(55,336)

10 Year Note Bear 2.5X Fund
Short Equity Swap Contracts
August 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	20,550	$20,066,830	1/31/2011	$(121,261)

The accompanying notes are an integral part of these financial statements.
22  DIREXION ANNUAL REPORT

Dynamic HY Bond Fund
Schedule of Investments
August 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 90.0%
MONEY MARKET FUNDS - 90.0%
5,054,854	Fidelity Institutional Government Portfolio, 0.19%	$5,054,854
5,054,854	Fidelity Institutional Money Market Portfolio, 0.42%	5,054,854
5,054,854	Goldman Sachs Financial Square Federal Fund, 0.11%	5,054,854
6,075,749	Goldman Sachs Financial Square Government Fund, 0.11% (a)	6,075,749
5,054,854	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	5,054,854

	TOTAL SHORT TERM INVESTMENTS (Cost $26,295,165)	$26,295,165

	TOTAL INVESTMENTS (Cost $26,295,165) - 90.0%	$26,295,165
	Other Assets in Excess of Liabilities - 10.0%	2,911,106

	TOTAL NET ASSETS - 100.0%	$29,206,271

Percentages are stated as a percent of net assets.

(a)	$1,020,000 of this security is held as collateral for swap contracts.

Dynamic HY Bond Fund
Futures Contracts
August 31, 2009

		Unrealized
Contracts		Appreciation

57	S&P 500 Index eMini Futures Expiring September 2009 (Underlying Face Amount at Market Value $2,909,138)	$54,158

Dynamic HY Bond Fund
Credit Default Swap Contracts — Sell Protection1
August 31, 2009

						Upfront
		Implied	Receive			Payments	Unrealized
		Credit	Fixed	Termination	Notional	Paid	Appreciation/
Counterparty	Reference Entity	Spread[2]	Rate	Date	Amount[3]	(Received)	(Depreciation)

Barclays Capital	Markit CDX North American High Yield Index	8.40%	5.00%	6/20/2014	$12,267,000	$(2,119,113)	$769,879
Credit Suisse Capital, LLC	Markit CDX North American High Yield Index	8.40%	5.00%	6/20/2014	2,820,000	(250,275)	(59,893)
Goldman Sachs & Co.	Markit CDX North American High Yield Index	8.40%	5.00%	6/20/2014	3,948,000	(449,085)	14,849

					$19,035,000	$(2,818,473)	$724,835

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.

[2]	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the reference entity or obligation.

[3]	The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to make as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  23

HY Bear Fund
Schedule of Investments
August 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 58.5%
MONEY MARKET FUNDS - 58.5%
3,206,776	Fidelity Institutional Government Portfolio, 0.19%	$3,206,776
3,206,776	Fidelity Institutional Money Market Portfolio, 0.42%	3,206,776
3,206,776	Goldman Sachs Financial Square Federal Fund, 0.11%	3,206,776
3,206,776	Goldman Sachs Financial Square Government Fund, 0.11%	3,206,776
3,206,776	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	3,206,776

	TOTAL SHORT TERM INVESTMENTS (Cost $16,033,880)	$16,033,880

	TOTAL INVESTMENTS (Cost $16,033,880) - 58.5%	$16,033,880
	Other Assets in Excess of Liabilities - 41.5%	11,397,197

	TOTAL NET ASSETS - 100.0%	$27,431,077

Percentages are stated as a percent of net assets.

HY Bear Fund
Short Futures Contracts
August 31, 2009

		Unrealized
Contracts		Depreciation

54	S&P 500 Index eMini Futures Expiring September 2009 (Underlying Face Amount at Market Value $2,756,025)	$(20,592)

HY Bear Fund
Credit Default Swap Contracts — Buy Protection1
August 31, 2009

		Implied	Receive			Upfront
		Credit	Fixed	Termination	Notional	Payments	Unrealized
Counterparty	Reference Entity	Spread[2]	Rate	Date	Amount[3]	Paid	Depreciation

Bank of America	Markit CDX North American High Yield Index	8.40%	5.00%	6/20/2014	$10,340,000	$1,186,515	$(49,229)
Barclays Capital	Markit CDX North American High Yield Index	8.40%	5.00%	6/20/2014	7,426,000	915,325	(98,548)

					$17,766,000	$2,101,840	$(147,777)

[1]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligations or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.

[2]	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the reference entity or obligation.

[3]	The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to make as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.
24  DIREXION ANNUAL REPORT

Commodity Bull 2X Fund
Schedule of Investments
August 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 102.7%
MONEY MARKET FUNDS - 102.7%
2,054,970	Fidelity Institutional Government Portfolio, 0.19%	$2,054,970
2,054,970	Fidelity Institutional Money Market Portfolio, 0.42%	2,054,970
2,054,969	Goldman Sachs Financial Square Federal Fund, 0.11%	2,054,969
12,468,707	Goldman Sachs Financial Square Government Fund, 0.11% (a)	12,468,707
2,054,969	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	2,054,969

	TOTAL SHORT TERM INVESTMENTS (Cost $20,688,585)	$20,688,585

	TOTAL INVESTMENTS (Cost $20,688,585) - 102.7%	$20,688,585
	Liabilities in Excess of Other Assets - (2.7)%	(536,118)

	TOTAL NET ASSETS - 100.0%	$20,152,467

Percentages are stated as a percent of net assets.

(a)	$10,413,737 of this security is held as collateral for swap contracts.

Commodity Bull 2X Fund
Long Equity Swap Contracts
August 31, 2009

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Merrill Lynch	Morgan Stanley Commodity Related Equity Index	1,350	$908,037	8/23/2010	$(14,605)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	55,050	36,948,006	9/3/2010	(498,476)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	600	402,115	9/7/2010	(4,861)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	2,050	1,371,317	9/13/2010	(13,981)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	1,500	968,284	9/20/2010	24,358
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	450	303,618	9/28/2010	(5,823)

		61,000	$40,901,377		$(513,388)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  25

Emerging Markets Bull 2X Fund
Schedule of Investments
August 31, 2009

Shares		Value

INVESTMENT COMPANIES - 4.1%
28,000	iShares MSCI Emerging Markets Index Fund	$988,680

	TOTAL INVESTMENT COMPANIES (Cost $1,008,142)	$988,680

Shares

SHORT TERM INVESTMENTS - 103.0%
MONEY MARKET FUNDS - 103.0%
2,133,800	Fidelity Institutional Government Portfolio, 0.19%	$2,133,800
2,133,800	Fidelity Institutional Money Market Portfolio, 0.42%	2,133,800
2,133,800	Goldman Sachs Financial Square Federal Fund, 0.11%	2,133,800
2,133,801	Goldman Sachs Financial Square Government Fund, 0.11%	2,133,801
16,200,332	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	16,200,332

	TOTAL SHORT TERM INVESTMENTS (Cost $24,735,533)	$24,735,533

	TOTAL INVESTMENTS (Cost $25,743,675) - 107.1%	$25,724,213
	Liabilities in Excess of Other Assets - (7.1)%	(1,696,684)

	TOTAL NET ASSETS - 100.0%	$24,027,529

Percentages are stated as a percent of net assets.

(a)	$14,066,532 of this security is held as collateral for swap contracts.

Emerging Markets Bull 2X Fund
Long Equity Swap Contracts
August 31, 2009

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Merrill Lynch	iShares MSCI Emerging Market Index Fund	342,524	$12,192,587	8/23/2010	$(111,093)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	90,000	3,269,250	8/24/2010	(91,855)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	14,500	518,389	8/27/2010	(6,915)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	319,500	11,138,462	8/30/2010	133,233
Merrill Lynch	iShares MSCI Emerging Market Index Fund	37,500	1,341,296	8/31/2010	(18,258)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	182,000	6,679,886	9/7/2010	(258,120)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	296,800	10,520,076	9/13/2010	(45,639)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	9,000	321,615	9/14/2010	(3,945)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	10,700	390,389	9/24/2010	(12,627)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	17,200	623,160	9/27/2010	(15,828)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	8,500	306,297	9/28/2010	(6,161)

		1,328,224	$47,301,407		$(437,208)

The accompanying notes are an integral part of these financial statements.
26  DIREXION ANNUAL REPORT

Emerging Markets Bear 2X Fund
Schedule of Investments
August 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 73.1%
MONEY MARKET FUNDS - 73.1%
68,553	Fidelity Institutional Government Portfolio, 0.19%	$68,553
68,554	Fidelity Institutional Money Market Portfolio, 0.42%	68,554
68,553	Goldman Sachs Financial Square Federal Fund, 0.11%	68,553
884,798	Goldman Sachs Financial Square Government Fund, 0.11% (a)	884,798
68,553	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	68,553

	TOTAL SHORT TERM INVESTMENTS (Cost $1,159,011)	$1,159,011

	TOTAL INVESTMENTS (Cost $1,159,011) - 73.1%	$1,159,011
	Other Assets in Excess of Liabilities - 26.9%	426,737

	TOTAL NET ASSETS - 100.0%	$1,585,748

Percentages are stated as a percent of net assets.

(a)	$816,244 of this security is held as collateral for swap contracts.

Emerging Markets Bear 2X Fund
Short Equity Swap Contracts
August 31, 2009

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Merrill Lynch	iShares MSCI Emerging Market Index Fund	84,500	$3,059,532	9/27/2010	$75,830
Merrill Lynch	iShares MSCI Emerging Market Index Fund	4,100	144,710	10/1/2010	(61)

		88,600	$3,204,242		$75,769

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  27

Developed Markets Bull 2X Fund
Schedule of Investments
August 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 83.3%
MONEY MARKET FUNDS - 83.3%
403,130	Fidelity Institutional Government Portfolio, 0.19%	$403,130
403,130	Fidelity Institutional Money Market Portfolio, 0.42%	403,130
403,130	Goldman Sachs Financial Square Federal Fund, 0.11%	403,130
1,023,129	Goldman Sachs Financial Square Government Fund, 0.11% (a)	1,023,129
403,129	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	403,129

	TOTAL SHORT TERM INVESTMENTS (Cost $2,635,648)	$2,635,648

	TOTAL INVESTMENTS (Cost $2,635,648) - 83.3%	$2,635,648
	Other Assets in Excess of Liabilities - 16.7%	527,983

	TOTAL NET ASSETS - 100.0%	$3,163,631

Percentages are stated as a percent of net assets.

(a)	$620,000 of this security is held as collateral for swap contracts.

Developed Markets Bull 2X Fund
Long Equity Swap Contracts
August 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	iShares MSCI EAFE Index Fund	121,400	$6,373,776	2/25/2011	$21,166

The accompanying notes are an integral part of these financial statements.
28  DIREXION ANNUAL REPORT

Developed Markets Bear 2X Fund
Schedule of Investments
August 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 88.1%
MONEY MARKET FUNDS - 88.1%
88,262	Fidelity Institutional Government Portfolio, 0.19%	$88,262
88,262	Fidelity Institutional Money Market Portfolio, 0.42%	88,262
88,262	Goldman Sachs Financial Square Federal Fund, 0.11%	88,262
288,261	Goldman Sachs Financial Square Government Fund, 0.11% (a)	288,261
88,262	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	88,262

	TOTAL SHORT TERM INVESTMENTS (Cost $641,309)	$641,309

	TOTAL INVESTMENTS (Cost $641,309) - 88.1%	$641,309
	Other Assets in Excess of Liabilities - 11.9%	87,054

	TOTAL NET ASSETS - 100.0%	$728,363

Percentages are stated as a percent of net assets.

(a)	$200,000 of this security is held as collateral for swap contracts.

Developed Markets Bear 2X Fund
Short Equity Swap Contracts
August 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	iShares MSCI EAFE Index Fund	26,750	$1,417,734	1/10/2011	$8,555

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  29

China Bull 2X Fund
Schedule of Investments
August 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 82.6%
MONEY MARKET FUNDS - 82.6%
2,388,863	Fidelity Institutional Government Portfolio, 0.19%	$2,388,863
2,388,863	Fidelity Institutional Money Market Portfolio, 0.42%	2,388,863
2,388,863	Goldman Sachs Financial Square Federal Fund, 0.11%	2,388,863
2,388,863	Goldman Sachs Financial Square Government Fund, 0.11%	2,388,863
2,388,863	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	2,388,863

	TOTAL SHORT TERM INVESTMENTS (Cost $11,944,315)	$11,944,315

	Total Investments (Cost $11,944,315) - 82.6%	$11,944,315
	Assets in Excess of Other Liabilities - 17.4%	2,508,609

	TOTAL NET ASSETS - 100.0%	$14,452,924

Percentages are stated as a percent of net assets.

China Bull 2X Fund
Long Equity Swap Contracts
August 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	iShares FTSE/Xinhua China 25 Index Fund	738,600	$30,356,315	2/7/2011	$(1,327,514)

The accompanying notes are an integral part of these financial statements.
30  DIREXION ANNUAL REPORT

U.S. Government Money Market Fund
Schedule of Investments
August 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 103.0%
MONEY MARKET FUNDS - 103.0%
10,163,446	Fidelity Institutional Government Portfolio, 0.19%	$10,163,446
10,163,446	Fidelity Institutional Money Market Portfolio, 0.42%	10,163,446
10,163,446	Goldman Sachs Financial Square Government Fund, 0.11%	10,163,446
10,163,446	Goldman Sachs Financial Square Federal Fund, 0.11%	10,163,446
10,163,446	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	10,163,446

	TOTAL SHORT TERM INVESTMENTS (Cost $50,817,230)	$50,817,230

	TOTAL INVESTMENTS (Cost $50,817,230) - 103.0%	$50,817,230
	Liabilities in Excess of Other Assets - (3.0)%	(1,462,681)

	TOTAL NET ASSETS - 100.0%	$49,354,549

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  31

Statements of Assets and Liabilities
August 31, 2009

	Small Cap Bull	Small Cap Bear	10 Year Note Bull	10 Year Note Bear
	2.5X Fund	2.5X Fund	2.5X Fund	2.5X Fund

Assets:
Investments, at market value (Note 2)	$7,936,020	$4,643,858	$23,991,306	$15,622,097
Repurchase agreements	—	—	—	9,787,500
Receivable for Fund shares sold	7,510,670	282,262	91,094	393,029
Deposit at broker for futures	—	—	210,640	159,000
Due from broker for futures	—	—	23,360	—
Due from broker for swaps	—	225,050	2,533	—
Unrealized appreciation on swaps	—	—	494,802	—
Variation margin receivable	—	—	64,999	—
Dividends and interest receivable	2,076	863	149,877	3,565
Prepaid expenses and other assets	13,308	19,006	19,263	24,038

Total Assets	15,462,074	5,171,039	25,047,874	25,989,229

Liabilities:
Securities sold short, at market value (Proceeds of $-, $-, $- and $9,856,250, respectively)	—	—	—	9,765,625
Payable for Fund shares redeemed	547,296	104,293	139,983	196,504
Deposit from broker for swaps	—	—	410,000	—
Due to broker for futures	—	—	—	15,000
Due to broker for swaps	1,260	—	—	1,532
Unrealized depreciation on swaps	331,958	—	—	121,261
Variation margin payable	—	—	—	40,000
Interest payable on securities sold short	—	—	—	92,561
Accrued investment advisory fees	8,787	3,816	18,656	13,999
Accrued distribution expenses	2,929	1,272	6,219	4,666
Accrued operating services fees	7,659	3,307	16,196	12,157
Accrued expenses and other liabilities	2,929	3,513	6,219	4,666

Total Liabilities	902,818	116,201	597,273	10,267,971

Net Assets	$14,559,256	$5,054,838	$24,450,601	$15,721,258

Net Assets Consist Of:
Capital stock	$35,398,955	$42,304,041	$23,406,428	$23,033,123
Accumulated undistributed net investment income (loss)	—	—	—	—
Accumulated undistributed net realized gain (loss)	(20,507,741)	(37,249,203)	(87,800)	(7,225,893)
Net unrealized appreciation (depreciation):
Investments	—	—	549,371	—
Securities sold short	—	—	—	90,625
Futures	—	—	87,800	(55,336)
Swaps	(331,958)	—	494,802	(121,261)

Total Net Assets	$14,559,256	$5,054,838	$24,450,601	$15,721,258

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$14,559,256	$5,054,838	$24,450,601	$15,721,258
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	593,208	1,714,489	893,755	1,443,780
Net asset value, redemption price and offering price per share	$24.54	$2.95	$27.36	$10.89

Cost of Investments	$7,936,020	$4,643,858	$23,441,935	$15,622,097
Cost of Repurchase Agreements	$—	$—	$—	$9,787,500

The accompanying notes are an integral part of these financial statements.
32  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
August 31, 2009

	Dynamic HY	HY Bear	Commodity Bull
	Bond Fund	Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$26,295,165	$16,033,880	$20,688,585
Receivable for Fund shares sold	12,719,426	9,669,665	136,317
Receivable for investments sold	515,916	—	—
Deposit at broker for futures	89,582	223,018	—
Deposit at broker for swaps	4,530,000	260,000	340,000
Due from broker for futures	220,918	—	—
Swap payments paid	—	2,101,840	—
Unrealized appreciation on swaps	784,728	—	24,358
Variation margin receivable	—	10,544	—
Dividends and interest receivable	12,785	1,458	3,354
Prepaid expenses and other assets	33,460	26,271	22,175

Total Assets	45,201,980	28,326,676	21,214,789

Liabilities:
Payable for Fund shares redeemed	12,503,839	6,997	75,519
Payable to Custodian	—	—	403,277
Payable for investments purchased	445,181	—	—
Due to broker for futures	—	61,018	—
Due to broker for swaps	—	662,596	9,972
Swap payments received	2,818,473	—	—
Unrealized depreciation on swaps	59,893	147,777	537,746
Variation margin payable	23,894	—	—
Accrued investment advisory fees	50,668	6,793	14,135
Accrued distribution expense	16,846	2,265	4,711
Accrued operating services fees	40,535	5,888	12,250
Accrued expenses and other liabilities	36,380	2,265	4,712

Total Liabilities	15,995,709	895,599	1,062,322

Net Assets	$29,206,271	$27,431,077	$20,152,467

Net Assets Consist Of:
Capital stock	$37,551,579	$27,653,510	$54,056,945
Accumulated undistributed net investment income (loss)	(300,157)	147,777	—
Accumulated undistributed net realized gain (loss)	(8,824,144)	(201,841)	(33,391,090)
Net unrealized appreciation (depreciation) on:
Futures	54,158	(20,592)	—
Swaps	724,835	(147,777)	(513,388)

Total Net Assets	$29,206,271	$27,431,077	$20,152,467

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$29,206,271	$27,431,077	$20,152,467
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,158,288	1,534,318	546,864
Net asset value, redemption price and offering price per share	$13.53	$17.88	$36.85

Cost of Investments	$26,295,165	$16,033,880	$20,688,585

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  33

Statements of Assets and Liabilities
August 31, 2009

	Emerging Markets	Emerging Markets	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund

Assets:
Investments, at market value (Note 2)	$25,724,213	$1,159,011	$2,635,648	$641,309
Receivable for Fund shares sold	612,015	52,282	828,062	40,855
Deposit at broker for swaps	554	289,749	—	—
Due from broker for swaps	76,210	35,575	—	—
Unrealized appreciation on swaps	133,233	75,830	21,166	8,555
Dividends and interest receivable	2,666	666	934	314
Prepaid expenses and other assets	14,917	22,364	7,975	40,457

Total Assets	26,563,808	1,635,477	3,493,785	731,490

Liabilities:
Payable for Fund shares redeemed	1,909,035	42,849	322,322	—
Unrealized depreciation on swaps	570,441	61	—	—
Accrued investment advisory fees	19,862	2,678	3,089	1,234
Accrued distribution expense	6,794	893	1,030	412
Accrued operating services fees	17,216	2,321	2,682	1,070
Accrued expenses and other liabilities	12,931	927	1,031	411

Total Liabilities	2,536,279	49,729	330,154	3,127

Net Assets	$24,027,529	$1,585,748	$3,163,631	$728,363

Net Assets Consist Of:
Capital stock	$54,208,500	$17,483,537	$9,726,634	$5,159,687
Accumulated undistributed net investment income (loss)	—	—	—	—
Accumulated undistributed net realized gain (loss)	(29,724,301)	(15,973,558)	(6,584,169)	(4,439,879)
Net unrealized appreciation (depreciation) on:
Investments	(19,462)	—	—	—
Swaps	(437,208)	75,769	21,166	8,555

Total Net Assets	$24,027,529	$1,585,748	$3,163,631	$728,363

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$24,027,529	$1,585,748	$3,163,631	$728,363
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	528,661	653,457	88,919	100,769
Net asset value, redemption price and offering price per share	$45.45	$2.43	$35.58	$7.23

Cost of Investments	$25,743,675	$1,159,011	$2,635,648	$641,309

The accompanying notes are an integral part of these financial statements.
34  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
August 31, 2009

	China Bull	U.S. Government
	2X Fund	Money Market Fund

Assets:
Investments, at market value (Note 2)	$11,944,315	$50,817,230
Receivable for Fund shares sold	464,807	365,272
Receivable from Adviser	—	43,384
Deposit at broker for swaps	4,190,000	—
Dividends and interest receivable	2,449	7,650
Prepaid expenses and other assets	17,121	54,688

Total Assets	16,618,692	51,288,224

Liabilities:
Payable for Fund shares redeemed	708,052	1,886,436
Unrealized depreciation on swaps	1,327,514	—
Due to broker for swaps	104,611	—
Accrued investment advisory fees	10,133	19,675
Accrued distribution expense	3,378	—
Accrued operating services fees	8,722	17,707
Accrued expenses and other liabilities	3,358	9,857

Total Liabilities	2,165,768	1,933,675

Net Assets	$14,452,924	$49,354,549

Net Assets Consist Of:
Capital stock	$21,620,676	$49,342,191
Accumulated undistributed net investment income (loss)	—	14,981
Accumulated undistributed net realized gain (loss)	(5,840,238)	(2,623)
Net unrealized appreciation/(depreciation) on:
Swaps	(1,327,514)	—

Total Net Assets	$14,452,924	$49,354,549

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$14,452,924	$49,354,549
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	330,824	49,354,565
Net asset value, redemption price and offering price per share	$43.69	$1.00

Cost of Investments	$11,944,315	$50,817,230

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  35

Statements of Operations
Year Ended August 31, 2009

	Small Cap Bull	Small Cap Bear	10 Year Note Bull	10 Year Note Bear
	2.5X Fund	2.5X Fund	2.5X Fund	2.5X Fund

Investment income:
Dividend income	$—	$—	$—	$—
Interest income	45,794	45,032	1,264,279	142,216

Total investment income	45,794	45,032	1,264,279	142,216

Expenses:
Investment advisory fees	58,808	50,317	358,186	267,231
Distribution expenses	19,603	16,772	119,395	89,077
Shareholder servicing fees	19,603	16,772	119,395	89,077
Administration fees	2,473	2,207	17,087	12,661
Fund accounting fees	5,036	5,898	31,553	26,447
Custody fees	1,986	2,209	10,720	8,605
Transfer agent fees	11,000	10,421	55,648	62,363
Federal and state registration	18,090	17,891	18,271	21,947
Professional fees	10,324	13,264	29,794	26,023
Reports to shareholders	6,558	4,558	18,155	21,482
Trustees’ fees and expenses	1,108	94	3,157	2,946
Operating services fees	12,695	7,034	34,855	24,277
Other	1,915	94	11,419	9,512

Total expenses before reimbursement and dividends or interest on securities sold short	169,199	147,531	827,635	661,648
Dividends or interest on securities sold short	—	—	—	1,915,426
Interest on line of credit	—	—	305	—

Net expenses after dividends or interest on securities sold short	169,199	147,531	827,940	2,577,074
Less: Reimbursement of expenses from Adviser	(19,304)	(21,442)	—	(5,693)
Plus: Recoupment of previously waived expenses	—	—	18,460	—
Less: Expenses paid indirectly (Note 6)	(1,660)	(1,584)	(2,285)	(14,690)

Total expenses	148,235	124,505	844,115	2,556,691

Net investment income (loss)	(102,441)	(79,473)	420,164	(2,414,475)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	27,346	5,801	(528,321)	—
Options written	1,400	2,800	—	—
Securities sold short	—	—	—	(1,577,581)
Futures	14,110	(62,241)	3,963,792	(1,076,948)
Swaps	(4,204,823)	(1,722,004)	90,161	(410,809)

	(4,161,967)	(1,775,644)	3,525,632	(3,065,338)

Change in unrealized appreciation (depreciation) on:
Investments	1,199	799	361,107	—
Options written	(5,700)	(11,400)	—	—
Securities sold short	—	—	—	877,618
Futures	—	—	119,209	(60,966)
Swaps	(361,664)	271,176	494,802	(3,759)

	(366,165)	260,575	975,118	812,893

Net realized and unrealized gain (loss) on investments	(4,528,132)	(1,515,069)	4,500,750	(2,252,445)

Net increase (decrease) in net assets resulting from operations	$(4,630,573)	$(1,594,542)	$4,920,914	$(4,666,920)

The accompanying notes are an integral part of these financial statements.
36  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended August 31, 2009

	Dynamic HY	HY Bear	Commodity Bull
	Bond Fund	Fund	2X Fund

Investment income:
Dividend income (net of foreign withholding tax of $-,$- and $133, respectively)	$—	$—	$28,878
Interest income	836,335	184,275	117,127

Total investment income	836,335	184,275	146,005

Expenses:
Investment advisory fees	1,289,768	190,069	135,187
Distribution expenses	429,923	63,356	45,062
Shareholder servicing fees	429,923	63,356	45,062
Administration fees	71,037	8,752	6,168
Fund accounting fees	104,424	23,137	10,123
Custody fees	43,174	5,717	4,856
Transfer agent fees	251,304	54,026	20,631
Federal and state registration	31,439	26,299	21,431
Professional fees	106,349	31,453	21,358
Reports to shareholders	59,110	19,668	15,066
Trustees’ fees and expenses	6,866	2,351	723
Operating services fees	74,408	20,130	22,612
Other	102,505	9,635	5,326

Total expenses before reimbursement and dividends or interest on securities sold short	3,000,230	517,949	353,605
Dividends or interest on securities sold short	10,126	—	—

Net expenses after dividends or interest on securities sold short	3,010,356	517,949	353,605
Less: Reimbursement of expenses from Adviser	—	(30,761)	(11,996)
Less: Expenses paid indirectly (Note 6)	(33,562)	(10,557)	(3,089)

Total expenses	2,976,794	476,631	338,520

Net investment income (loss)	(2,140,459)	(292,356)	(192,515)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	73,762	2,800	(6,598,782)
Securities sold short	46,376	—	—
Futures	3,068,295	(419,898)	—
Swaps	(3,506,844)	1,262,502	(20,675,627)

	(318,411)	845,404	(27,274,409)

Change in unrealized appreciation (depreciation) on:
Investments	—	—	(1,818,269)
Securities sold short	—	—	—
Futures	54,158	(20,592)	—
Swaps	667,382	(41,798)	8,727,629

	721,540	(62,390)	6,909,360

Net realized and unrealized gain (loss) on investments	403,129	783,014	(20,365,049)

Net increase (decrease) in net assets resulting from operations	$(1,737,330)	$490,658	$(20,557,564)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  37

Statements of Operations
Year Ended August 31, 2009

	Emerging Markets	Emerging Markets	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund

Investment income:
Dividend income	$18,646	$—	$—	$—
Interest income	97,168	23,205	41,169	40,791

Total investment income	115,814	23,205	41,169	40,791

Expenses:
Investment advisory fees	158,018	33,475	40,973	38,095
Distribution expenses	52,673	11,158	13,658	12,698
Shareholder servicing fees	52,673	11,158	13,658	12,698
Administration fees	6,896	1,360	1,769	1,749
Fund accounting fees	13,333	4,727	3,209	8,254
Custody fees	4,099	1,730	2,067	1,658
Transfer agent fees	23,030	10,948	8,133	11,506
Federal and state registration	19,483	18,147	21,144	27,004
Professional fees	11,972	9,823	10,592	9,230
Reports to shareholders	10,288	3,626	3,861	3,198
Trustees’ fees and expenses	1,393	846	965	982
Operating services fees	30,613	6,262	5,247	2,517
Excise taxes	—	21,923	—	—
Other	14,209	17,707	16,964	11,331

Total expenses before reimbursement	398,680	152,890	142,240	140,920
Less: Reimbursement of expenses from Adviser	—	(69,976)	(38,097)	(46,171)
Plus: Recoupment of previously waived expenses	2,991	—	—	—
Less: Expenses paid indirectly (Note 6)	(2,525)	(985)	(2,206)	(1,434)

Total expenses	399,146	81,929	101,937	93,315

Net investment income (loss)	(283,332)	(58,724)	(60,768)	(52,524)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(916,834)	(39,018)	(29,650)	—
Options written	(26,652)	(45,661)	(14,447)	—
Futures	(14,794)	62,010	(600)	(66,442)
Swaps	(11,215,031)	(4,630,199)	(3,822,482)	176,413
Contribution by Administrator	183,530	—	—	—
Contribution by affiliates (Note 6)	—	—	—	516

	(11,989,781)	(4,652,868)	(3,867,179)	110,487

Change in unrealized appreciation (depreciation) on:
Investments	(23,848)	—	—	—
Options written	(25,500)	(12,751)	—	—
Swaps	5,023,946	204,022	(54,547)	369,237

	4,974,598	191,271	(54,547)	369,237

Net realized and unrealized gain (loss) on investments	(7,015,183)	(4,461,597)	(3,921,726)	479,724

Net increase (decrease) in net assets resulting from operations	$(7,298,515)	$(4,520,321)	$(3,982,494)	$427,200

The accompanying notes are an integral part of these financial statements.
38  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended August 31, 2009

	China Bull	U.S. Government
	2X Fund	Money Market Fund

Investment income:
Interest income	$31,412	$816,364

Total investment income	31,412	816,364

Expenses:
Investment advisory fees	66,028	464,585
Distribution expenses	22,009	—
Shareholder servicing fees	22,009	268,765
Administration fees	2,571	27,781
Fund accounting fees	5,002	65,421
Custody fees	1,577	19,718
Transfer agent fees	11,176	119,649
Federal and state registration	15,428	24,741
Professional fees	10,009	64,142
Reports to shareholders	1,759	50,988
Trustees’ fees and expenses	669	6,401
Operating services fees	17,511	37,127
Other	12,419	48,857

Total expenses before reimbursement	188,167	1,198,175
Less: Reimbursement of expenses from Adviser	(19,930)	(568,030)
Less: Expenses paid indirectly (Note 6)	(1,259)	(36,473)

Total expenses	166,978	593,672

Net investment income (loss)	(135,566)	222,692

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(591,896)	—
Options written	(25,153)	—
Swaps	(3,280,729)	—

	(3,897,778)	—

Change in unrealized appreciation (depreciation) on:
Investments	(578)	—
Options written	(15,050)	—
Swaps	(478,000)	—

	(493,628)	—

Net realized and unrealized gain (loss) on investments	(4,391,406)	—

Net increase (decrease) in net assets resulting from operations	$(4,526,972)	$222,692

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  39

Statements of Changes in Net Assets

	Small Cap Bull 2.5X Fund		Small Cap Bear 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2009	August 31, 2008	August 31, 2009	August 31, 2008

Operations:
Net investment income (loss)	$(102,441)	$55,943	$(79,473)	$206,582
Net realized gain (loss) on investments	(4,161,967)	(1,109,498)	(1,775,644)	(4,899,977)
Change in unrealized appreciation (depreciation) on investments	(366,165)	(64,942)	260,575	2,098,647

Net increase (decrease) in net assets resulting from operations	(4,630,573)	(1,118,497)	(1,594,542)	(2,594,748)

Distributions to shareholders:
Net investment income	—	(523,740)	(251,204)	(562,369)
Net realized gains	—	—	—	—
Return of capital	—	—	(1,871,514)	—

Total distributions	—	(523,740)	(2,122,718)	(562,369)

Capital share transactions:
Proceeds from shares sold	147,404,893	89,897,867	152,762,198	183,249,882
Proceeds from shares issued to holders in reinvestment of distributions	—	489,445	2,040,036	514,768
Cost of shares redeemed	(133,867,876)	(86,652,923)	(159,395,399)	(196,911,376)

Net increase (decrease) in net assets resulting from capital share transactions	13,537,017	3,734,389	(4,593,165)	(13,146,726)

Total increase (decrease) in net assets	8,906,444	2,092,152	(8,310,425)	(16,303,843)

Net assets:
Beginning of year	5,652,812	3,560,660	13,365,263	29,669,106

End of year	$14,559,256	$5,652,812	$5,054,838	$13,365,263

(Accumulated) undistributed net investment income (loss), end of year	$—	$—	$—	$251,204

The accompanying notes are an integral part of these financial statements.
40  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	10 Year Note Bull 2.5X Fund		10 Year Note Bear 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2009	August 31, 2008	August 31, 2009	August 31, 2008

Operations:
Net investment income (loss)	$420,164	$587,465	$(2,414,475)	$(418,399)
Net realized gain (loss) on investments	3,525,632	10,818,066	(3,065,338)	(2,612,280)
Change in unrealized appreciation (depreciation) on investments	975,118	(102,624)	812,893	(713,016)

Net increase (decrease) in net assets resulting from operations	4,920,914	11,302,907	(4,666,920)	(3,743,695)

Distributions to shareholders:
Net investment income	—	(38,088)	—	(23,079)
Net realized gains	—	(217,579)	—	—
Return of capital	—	—	—	(93,987)

Total distributions	—	(255,667)	—	(117,066)

Capital share transactions:
Proceeds from shares sold	760,162,509	469,628,505	180,330,562	85,063,140
Proceeds from shares issued to holders in reinvestment of distributions	—	238,454	—	114,519
Cost of shares redeemed	(769,187,630)	(460,574,534)	(197,413,027)	(49,639,801)

Net increase (decrease) in net assets resulting from capital share transactions	(9,025,121)	9,292,425	(17,082,465)	35,537,858

Total increase (decrease) in net assets	(4,104,207)	20,339,665	(21,749,385)	31,677,097

Net assets:
Beginning of year	28,554,808	8,215,143	37,470,643	5,793,546

End of year	$24,450,601	$28,554,808	$15,721,258	$37,470,643

(Accumulated) undistributed net investment income (loss), end of year	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  41

Statements of Changes in Net Assets

	Dynamic HY Bond Fund		HY Bear Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2009	August 31, 2008	August 31, 2009	August 31, 2008

Operations:
Net investment income (loss)	$(2,140,459)	$1,021,042	$(292,356)	$446,495
Net realized gain (loss) on investments	(318,411)	(1,664,097)	845,404	560,250
Change in unrealized appreciation (depreciation) on investments	721,540	(295,308)	(62,390)	22,275

Net increase (decrease) in net assets resulting from operations	(1,737,330)	(938,363)	490,658	1,029,020

Distributions to shareholders:
Net investment income	(2,836,324)	(2,488,092)	(175,424)	(294,072)
Net realized gains	—	—	(80,765)	(929,448)

Total distributions	(2,836,324)	(2,488,092)	(256,189)	(1,223,520)

Capital share transactions:
Proceeds from shares sold	2,471,021,748	605,396,265	484,184,611	376,891,291
Proceeds from shares issued to holders in reinvestment of distributions	2,405,081	2,080,156	154,114	949,730
Cost of shares redeemed	(2,465,571,214)	(654,661,601)	(485,895,735)	(375,471,546)

Net increase (decrease) in net assets resulting from capital share transactions	7,855,615	(47,185,180)	(1,557,010)	2,369,475

Total increase (decrease) in net assets	3,281,961	(50,611,635)	(1,322,541)	2,174,975

Net assets:
Beginning of year	25,924,310	76,535,945	28,753,618	26,578,643

End of year	$29,206,271	$25,924,310	$27,431,077	$28,753,618

(Accumulated) undistributed net investment income (loss), end of year	$(300,157)	$723,974	$147,777	$105,980

The accompanying notes are an integral part of these financial statements.
42  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Commodity Bull 2X Fund		Emerging Markets Bull 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2009	August 31, 2008	August 31, 2009	August 31, 2008

Operations:
Net investment income (loss)	$(192,515)	$230,199	$(283,332)	$380,503
Net realized gain (loss) on investments	(27,274,409)	10,173,742	(11,989,781)	(8,434,231)
Change in unrealized appreciation (depreciation) on investments	6,909,360	(9,265,512)	4,974,598	(7,746,567)

Net increase (decrease) in net assets resulting from operations	(20,557,564)	1,138,429	(7,298,515)	(15,800,295)

Distributions to shareholders:
Net investment income	—	(6,337,915)	—	(372,501)
Net realized gains	—	(181,911)	—	(5,113,687)
Return of capital	—	—	(92,518)	(6,221,172)

Total distributions	—	(6,519,826)	(92,518)	(11,707,360)

Capital share transactions:
Proceeds from shares sold	69,719,291	187,986,507	326,146,953	273,700,606
Proceeds from shares issued to holders in reinvestment of distributions	—	6,045,827	89,670	10,637,278
Cost of shares redeemed	(72,090,106)	(186,305,904)	(317,107,919)	(278,781,366)

Net increase (decrease) in net assets resulting from capital share transactions	(2,370,815)	7,726,430	9,128,704	5,556,518

Total increase (decrease) in net assets	(22,928,379)	2,345,033	1,737,671	(21,951,137)

Net assets:
Beginning of year	43,080,846	40,735,813	22,289,858	44,240,995

End of year	$20,152,467	$43,080,846	$24,027,529	$22,289,858

(Accumulated) undistributed net investment income (loss), end of year	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  43

Statements of Changes in Net Assets

	Emerging Markets Bear 2X Fund		Developed Markets Bull 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2009	August 31, 2008	August 31, 2009	August 31, 2008

Operations:
Net investment income (loss)	$(58,724)	$218,095	$(60,768)	$36,451
Net realized gain (loss) on investments	(4,652,868)	(8,859,339)	(3,867,179)	(2,748,376)
Change in unrealized appreciation (depreciation) on investments	191,271	1,870,927	(54,547)	(200,644)

Net increase (decrease) in net assets resulting from operations	(4,520,321)	(6,770,317)	(3,982,494)	(2,912,569)

Distributions to shareholders:
Net investment income	—	—	—	(560,910)
Net realized gains	—	—	—	(70,966)
Return of capital	(1,399,408)	—	(604,373)	(262,501)

Total distributions	(1,399,408)	—	(604,373)	(894,377)

Capital share transactions:
Proceeds from shares sold	216,437,946	162,822,542	120,984,205	62,380,365
Proceeds from shares issued to holders in reinvestment of distributions	1,297,334	—	586,987	877,299
Cost of shares redeemed	(219,399,722)	(169,471,753)	(116,524,455)	(67,233,095)

Net increase (decrease) in net assets resulting from capital share transactions	(1,664,442)	(6,649,211)	5,046,737	(3,975,431)

Total increase (decrease) in net assets	(7,584,171)	(13,419,528)	459,870	(7,782,377)

Net assets:
Beginning of year	9,169,919	22,589,447	2,703,761	10,486,138

End of year	$1,585,748	$9,169,919	$3,163,631	$2,703,761

(Accumulated) undistributed net investment income (loss), end of year	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.
44  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Developed Markets Bear 2X Fund		China Bull 2X Fund
	Year Ended	Year Ended	Year Ended	December 3, 2007[1]
	August 31, 2009	August 31, 2008	August 31, 2009	to August 31, 2008

Operations:
Net investment income (loss)	$(52,524)	$182,900	$(135,566)	$17,694
Net realized gain (loss) on investments	110,487	4,182,086	(3,897,778)	(1,942,460)
Change in unrealized appreciation (depreciation) on investments	369,237	152,816	(493,628)	(833,886)

Net increase (decrease) in net assets resulting from operations	427,200	4,517,802	(4,526,972)	(2,758,652)

Distributions to shareholders:
Net investment income	(2,165,581)	—	(17,749)	—
Net realized gains	—	—	—	—
Return of capital	—	—	(2,254)	—

Total distributions	(2,165,581)	—	(20,003)	—

Capital share transactions:
Proceeds from shares sold	205,285,506	148,780,387	191,773,571	72,953,135
Proceeds from shares issued to holders in reinvestment of distributions	2,128,242	—	19,232	—
Cost of shares redeemed	(216,080,100)	(148,847,037)	(179,088,213)	(63,899,174)

Net increase (decrease) in net assets resulting from capital share transactions	(8,666,352)	(66,650)	12,704,590	9,053,961

Total increase (decrease) in net assets	(10,404,733)	4,451,152	8,157,615	6,295,309

Net assets:
Beginning of year/period	11,133,096	6,681,944	6,295,309	—

End of year/period	$728,363	$11,133,096	$14,452,924	$6,295,309

(Accumulated) undistributed net investment income (loss), end of year/period	$—	$1,533,708	$—	$17,749

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  45

Statements of Changes in Net Assets

	U.S. Government Money Market Fund
	Year Ended	Year Ended
	August 31, 2009	August 31, 2008

Operations:
Net investment income (loss)	$222,692	$1,276,957
Net realized gain (loss) on investments	—	—
Change in unrealized appreciation (depreciation) on investments	—	—

Net increase (decrease) in net assets resulting from operations	222,692	1,276,957

Distributions to shareholders:
Net investment income	(222,692)	(1,276,957)
Net realized gains	—	—

Total distributions	(222,692)	(1,276,957)

Capital share transactions:
Proceeds from shares sold	1,740,264,595	810,278,680
Proceeds from shares issued to holders in reinvestment of distributions	194,398	1,065,340
Cost of shares redeemed	(1,782,374,855)	(768,561,925)

Net increase (decrease) in net assets resulting from capital share transactions	(41,915,862)	42,782,095

Total increase (decrease) in net assets	(41,915,862)	42,782,095

Net assets:
Beginning of year	91,270,411	48,488,316

End of year	$49,354,549	$91,270,411

(Accumulated) undistributed net investment income (loss), end of year	$14,981	$14,981

The accompanying notes are an integral part of these financial statements.
46  DIREXION ANNUAL REPORT

Financial Highlights
August 31, 2009

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of	Including Short Interest		Excluding Short Interest		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]

Small Cap Bull 2.5X Fund[11]
Year Ended August 31, 2009	$80.66	$(0.25)	$(55.87)	$(56.12)	$—	$—	$—	$—	$24.54	(69.58%)	$14,559	—	—	2.16%	1.89%	(1.31%)	0%
Year ended August 31, 2008	120.08	1.10	(31.22)	(30.12)	(9.30)	—	—	(9.30)	80.66	(26.31%)	5,653	—	—	2.50%	1.75%	1.24%	723%
Year ended August 31, 2007	106.88	3.60	9.60	13.20	—	—	—	—	120.08	12.33%	3,561	—	—	3.19%	1.75%	2.76%	535%
Year ended August 31, 2006	113.20	2.96	(9.28)	(6.32)	—	—	—	—	106.88	(5.60%)	4,418	—	—	2.07%	1.75%	2.50%	762%
Year ended August 31, 2005	90.90	0.46	21.84	22.30	—	—	—	—	113.20	24.53%	15,573	—	—	1.75%	1.75%	0.43%	407%
Small Cap Bear 2.5X Fund
Year Ended August 31, 2009	10.20	(0.08)	(0.25)	(0.33)	(0.82)	—	(6.10)	(6.92)	2.95	(48.97%)	5,055	—	—	2.20%	1.86%	(1.18%)	0%
Year ended August 31, 2008	11.61	0.17	(1.16)	(0.99)	(0.42)	—	—	(0.42)	10.20	(8.95%)	13,365	—	—	2.27%	1.75%	1.39%	0%
Year ended August 31, 2007	15.12	0.39	(3.90)	(3.51)	—	—	—	—	11.61	(23.21%)	29,669	—	—	2.15%	1.75%	3.25%	0%
Year ended August 31, 2006	19.88	0.41	(3.70)	(3.29)	(0.75)	—	(0.72)	(1.47)	15.12	(17.09%)	16,190	—	—	1.75%	1.88%	2.23%	0%
Year ended August 31, 2005	26.48	0.15	(6.75)	(6.60)	—	—	—	—	19.88	(24.92%)	47,713	—	—	2.16%	1.95%	0.68%	0%
10 Year Note Bull 2.5X Fund
Year Ended August 31, 2009	24.14	0.23	2.99	3.22	—	—	—	—	27.36	13.34%	24,451	—	—	1.73%	1.77%	0.88%	2,327%
Year ended August 31, 2008	20.12	0.40	4.35	4.75	(0.11)	(0.62)	—	(0.73)	24.14	24.07%	28,555	—	—	1.77%	1.75%	1.70%	2,086%
Year ended August 31, 2007	18.73	0.62 [7]	0.77	1.39	—	—	—	—	20.12	7.42%	8,215	8.80%	7.48%	3.07%	1.75%	3.20%[8]	1,083%
Year ended August 31, 2006	20.96	0.62 [7]	(2.39)	(1.77)	(0.33)	—	(0.13)	(0.46)	18.73	(8.52%)	14,776	8.84%	5.84%	4.75%	1.75%	3.53%[8]	889%
March 31, 2005[12] to August 31, 2005	20.00	0.22	0.74	0.96	—	—	—	—	20.96	4.80%[2]	1,212	—	—	8.81%	1.60%	2.80%	1,444%[2]
10 Year Note Bear 2.5X Fund
Year Ended August 31, 2009	13.82	(0.76)[9]	(2.17)	(2.93)	—	—	—	—	10.89	(21.20%)	15,721	7.23%	7.18%	1.85%	1.80%	(6.78%)[10]	0%
Year ended August 31, 2008	17.57	(0.31)[9]	(3.26)	(3.57)	(0.04)	—	(0.14)	(0.18)	13.82	(20.46%)	37,471	8.02%	7.88%	1.89%	1.75%	(2.09%)[10]	0%
Year ended August 31, 2007	18.87	0.44 [9]	(1.03)	(0.59)	(0.21)	(0.50)	—	(0.71)	17.57	(3.27%)	5,794	11.92%	11.40%	2.27%	1.75%	2.37%[10]	0%
Year ended August 31, 2006	17.02	— [9]	1.85	1.85	—	—	—	—	18.87	10.87%	8,201	10.45%	10.45%	1.75%	1.75%	0.02%[10]	0%
Year ended August 31, 2005	17.96	(0.20)[9]	(0.74)	(0.94)	—	—	—	—	17.02	(5.23%)	35,994	6.94%	7.06%	1.63%	1.75%	(1.13%)[10]	0%

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	Net investment income (loss) before interest on short positions for the year ended August 31, 2007 and the year ended August 31, 2006 was $1.73 and $1.33, respectively.
[8]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2007 and 2006 was 8.93% and 7.63%, respectively.
[9]	Net investment income (loss) before interest on short positions for the years ended August 31, 2009, August 31, 2008, 2007, 2006 and 2005 were $(0.16), $0.05, $0.59, $2.25, $1.64 and $0.74, respectively.
[10]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the years ended August 31, 2009, August 31, 2008, 2007, 2006 and 2005 were (1.40)%, 4.04%, 12.02%, 8.73% and 4.31%, respectively.
[11]	On December 15, 2008, the Small Cap Bull 2.5X Fund had a 2:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 2:1 reverse stock split.
[12]	Commencement of operations.

DIREXION ANNUAL REPORT  47

Financial Highlights
August 31, 2009

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of	Including Short Interest		Excluding Short Interest		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]

Dynamic HY Bond Fund
Year Ended August 31, 2009	$16.38	$(0.17)[8]	$(1.57)	$(1.74)	$(1.11)	$—	$—	$(1.11)	$13.53	(10.73%)	$29,206	1.75%	1.73%	1.75%	1.73%	(1.24%)[9]	889%
Year ended August 31, 2008	18.67	0.32	(1.38)	(1.06)	(1.23)	—	—	(1.23)	16.38	(5.85%)[7]	25,924	—	—	1.74%	1.74%	1.80%	241%
Year ended August 31, 2007	18.16	0.79	0.51	1.30	(0.79)	—	—	(0.79)	18.67	7.24%	76,536	—	—	1.52%	1.52%	4.16%	426%
Year ended August 31, 2006	19.00	0.77	0.23	1.00	(1.84)	—	—	(1.84)	18.16	5.58%	101,987	—	—	1.46%	1.46%	4.18%	805%
Year ended August 31, 2005	20.35	0.84	(1.37)	(0.53)	(0.82)	—	—	(0.82)	19.00	(2.66%)	206,548	—	—	1.39%	1.39%	4.14%	622%
HY Bear Fund
Year Ended August 31, 2009	18.74	(0.22)	(0.41)	(0.63)	(0.16)	(0.07)	—	(0.23)	17.88	(3.48%)	27,431	—	—	2.04%	1.88%	(1.15%)	0%
Year ended August 31, 2008	19.23	0.25 [10]	0.06	0.31	(0.16)	(0.64)	—	(0.80)	18.74	1.63%	28,754	2.37%	2.26%	1.86%	1.75%	1.31%[11]	0%
Year ended August 31, 2007	19.48	0.66 [10]	(0.79)	(0.13)	(0.12)	—	—	(0.12)	19.23	(0.66%)	26,579	3.18%	3.22%	1.68%	1.72%	3.41%[11]	0%
September 30, 2005[15] to August 31, 2006	20.00	0.45 [10]	(0.97)	(0.52)	—	—	—	—	19.48	(2.60%)[2]	9,021	3.72%	2.02%	3.45%	1.75%	2.51%[11]	1,150%[2]
Commodity Bull 2X Fund[12]
Year Ended August 31, 2009	90.21	(0.32)	(53.04)	(53.36)	—	—	—	—	36.85	(59.15%)	20,152	—	—	1.96%	1.88%	(1.07%)	30%
Year ended August 31, 2008	96.06	0.39	10.68	11.07	(16.44)	(0.48)	—	(16.92)	90.21	10.93%	43,081	—	—	1.78%	1.75%	0.35%	168%
Year ended August 31, 2007	61.44	1.38	33.24	34.62	—	—	—	—	96.06	56.35%	40,736	—	—	2.06%	1.75%	1.56%	612%
Year ended August 31, 2006	75.09	1.29	(8.28)	(6.99)	—	(6.66)	—	(6.66)	61.44	(9.35%)	1,563	—	—	2.59%	1.75%	1.80%	8,528%
February 17, 2005[15] to August 31, 2005	60.00	0.48	14.61	15.09	—	—	—	—	75.09	25.15%[2]	35,090	—	—	2.00%	1.75%	1.37%	0%[2]
Emerging Markets Bull 2X Fund[13]
Year Ended August 31, 2009	106.45	(0.44)	(60.42)	(60.86)	—	—	(0.14)	(0.14)	45.45	(57.08%)[14]	24,028	—	—	1.89%	1.89%	(1.34%)	1,643%
Year ended August 31, 2008	194.45	1.45	(38.75)	(37.30)	(1.80)	(22.15)	(26.75)	(50.70)	106.45	(27.82%)	22,290	—	—	1.75%	1.75%	0.85%	2,796%
Year ended August 31, 2007	125.10	1.55	82.05	83.60	(2.40)	(11.85)	—	(14.25)	194.45	69.47%	44,241	—	—	2.02%	1.75%	0.93%	2,617%
November 1, 2005[15] to August 31, 2006	100.00	1.00	25.95	26.95	(1.85)	—	—	(1.85)	125.10	27.06%[2]	19,889	—	—	1.55%	1.55%	0.92%	954%[2]

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	The Adviser made a contribution due to trading error. If the contribution had not been made, the total return would have been lower by 0.41%.
[8]	Net investment income (loss) before interest on short positions for the year ended August 31, 2009 was $(0.17).
[9]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2009 was (1.24)%.
[10]	Net investment income (loss) before interest on short positions for the years ended August 31, 2008, 2007 and 2006 were $0.35, $0.94 and $0.41, respectively.
[11]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the years ended August 31, 2008, 2007 and 2006 were 1.83%, 4.96% and 2.25%, respectively.
[12]	On December 15, 2008, the Commodity Bull 2X Fund had a 3:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 3:1 reverse stock split.
[13]	On December 15, 2008, the Emerging Markets Bull 2X Fund had a 5:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 5:1 reverse stock split.
[14]	The Administrator made a contribution due to trading error. If the contribution had not been made, the total return would have been lower by 0.33%.
[15]	Commencement of operations.

48  DIREXION ANNUAL REPORT

Financial Highlights
August 31, 2009

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of	Including Short Interest		Excluding Short Interest		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]

Emerging Markets Bear 2X Fund[7]
Year Ended August 31, 2009	$26.43	$(0.08)	$(15.75)	$(15.83)	$—	$—	$(8.17)	$(8.17)	$2.43	(83.00%)	$1,586	—	—	3.43%	1.84%	(1.32%)	5,062%
Year ended August 31, 2008	28.60	0.09	(2.26)	(2.17)	—	—	—	—	26.43	(7.59%)	9,170	—	—	2.04%	1.75%	1.66%	0%
Year ended August 31, 2007	60.50	1.35	(32.00)	(30.65)	(1.25)	—	—	(1.25)	28.60	(51.25%)	22,589	—	—	2.59%	1.75%	3.49%	0%
November 4, 2005[14] to August 31, 2006	100.00	1.70	(41.20)	(39.50)	—	—	—	—	60.50	(39.50%)[2]	2,726	—	—	2.72%	1.71%	2.87%	0%[2]
Developed Markets Bull 2X Fund[8]
Year Ended August 31, 2009	73.85	(0.36)	(35.52)	(35.88)	—	—	(2.39)	(2.39)	35.58	(47.42%)	3,164	—	—	2.60%	1.87%	(1.38%)	1,300%
Year ended August 31, 2008	131.55	0.55	(39.50)	(38.95)	(11.80)	(1.50)	(5.45)	(18.75)	73.85	(34.75%)	2,704	—	—	2.32%	1.75%	0.51%	1,078%
Year ended August 31, 2007	111.65	3.05	26.15	29.20	(7.70)	(1.60)	—	(9.30)	131.55	26.61%	10,486	—	—	2.03%	1.75%	2.35%	496%
January 25, 2006[14] to August 31, 2006	100.00	(0.35)	12.00	11.65	—	—	—	—	111.65	11.65%[2]	18,695	—	—	3.87%	1.70%	(0.51%)	251%[2]
Developed Markets Bear 2X Fund
Year Ended August 31, 2009	15.56	(0.16)	(5.34)	(5.50)	(2.83)	—	—	(2.83)	7.23	(45.82%)[13]	728	—	—	2.77%	1.84%	(1.03%)	0%
Year ended August 31, 2008	11.99	0.20	3.37	3.57	—	—	—	—	15.56	29.77%	11,133	—	—	1.88%	1.75%	1.60%	0%
Year ended August 31, 2007	15.90	0.43	(4.34)	(3.91)	—	—	—	—	11.99	(24.53%)	6,682	—	—	6.12%	1.75%	3.20%	0%
February 6, 2006[14] to August 31, 2006	20.00	0.31	(4.41)	(4.10)	—	—	—	—	15.90	(20.50%)[2]	2,787	—	—	2.83%	1.74%	3.10%	0%[2]
China Bull 2X Fund[10]
Year Ended August 31, 2009	100.92	(0.53)	(56.60)	(57.13)	(0.09)	—	(0.01)	(0.10)	43.69	(56.58%)	14,453	—	—	2.14%	1.90%	(1.54%)	3,606%
December 3, 2007[14] to August 31, 2008	240.00	0.48	(139.56)	(139.08)	—	—	—	—	100.92	(57.95%)[2]	6,295	—	—	2.81%	1.75%	0.46%	2,204%[2]
U.S. Government Money Market Fund
Year Ended August 31, 2009	1.00	— [12]	—	— [12]	— [12]	—	—	— [12]	1.00	0.23%	49,355	—	—	1.29%	0.64%	0.24%	0%
Year ended August 31, 2008	1.00	0.02	—	0.02	(0.02)	—	—	(0.02)	1.00	2.23%	91,270	—	—	1.10%	0.99%	1.91%	0%
Year ended August 31, 2007	1.00	0.04	—	0.04	(0.04)	—	—	(0.04)	1.00	4.14%	48,488	—	—	1.21%[11]	1.18%	4.06%	0%
Year ended August 31, 2006	1.00	0.03	—	0.03	(0.03)	—	—	(0.03)	1.00	3.49%	27,309	—	—	1.00%	1.09%	3.37%	0%
Year ended August 31, 2005	1.00	0.02	—	0.02	(0.02)	—	—	(0.02)	1.00	1.54%	18,718	—	—	1.07%	1.00%	1.61%	0%

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	On May 19, 2008, the Emerging Markets Bear 2X Fund had a 5:1 reverse stock split. Per share data for all periods prior to May 19, 2008 has been adjusted to give effect to 5:1 reverse stock split.
[8]	On December 15, 2008, the Developed Markets Bull 2X Fund had a 5:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 5:1 reverse stock split.
[9]	The Adviser made a contribution due to a compliance violation. If the contribution had not been made, the total return would have been lower by 0.07%.
[10]	On December 15, 2008, the China Bull 2X Fund had a 12:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 12:1 reverse stock split.
[11]	The gross expense ratio reported includes additional expenses that were incurred by the Fund and waived under the terms of the Operating Expense Limitation Agreement.
[12]	Amount is less than $0.01 per share.
[13]	The Adviser made a contribution due to a trading error. If the contribution had not been made, the total return would have been lower by 0.07%.
[14]	Commencement of operations.

DIREXION ANNUAL REPORT  49

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2009

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The trust currently has 34 series of which 13 are included in this report: Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, 10 Year Note Bear 2.5X Fund, 10 Year Note Bull 2.5X Fund, Dynamic HY Bond Fund, HY Bear Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, China Bull 2X Fund, and the U.S. Government Money Market Fund (each a “Fund” and collectively, the “Funds”). Each Fund (other than the U.S. Government Money Market Fund) is a non-diversified series of the Trust pursuant to the 1940 Act. The 13 Funds included in this report offer only Investor Class of shares.

The objective of the Small Cap Bull 2.5X Fund is to provide daily investment returns that correspond to 250% of the performance of the Russell 2000® Index (“Russell 2000 Index”). The objective of the Small Cap Bear 2.5X Fund is to provide daily investment returns that inversely correspond (or opposite) to 250% of the performance of the Russell 2000 Index. The objective of the 10 Year Note Bull 2.5X Fund is to provide investment returns that correspond to 250% of the daily price movement of the benchmark 10-Year U.S. Treasury Note. The objective of the 10 Year Note Bear 2.5X Fund is to provide investment returns that inversely correspond (or opposite) to 250% of the daily price movement of the benchmark 10-Year U.S. Treasury Note. The objective of the Dynamic HY Bond Fund is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such investments, with an emphasis on lower-quality debt instruments. The objective of the HY Bear Fund is to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments. The objective of the Commodity Bull 2X Fund is to provide daily investment returns that correspond to 200% of the performance of the Morgan Stanley Commodity Related Index. The objective of the Emerging Markets Bull 2X Fund is to provide investment returns that correspond to 200% of the performance of the MSCI Emerging Markets Index (“EM Index”). The objective of the Emerging Market Bear 2X Fund is to provide investment returns that inversely correspond (or opposite) to 200% of the performance of the EM Index. The objective of the Developed Markets Bull 2X Fund is to provide investment returns that correspond to 200% of the performance of the MSCI EAFE Index (“EAFE Index”). The objective of the Developed Markets Bear 2X Fund is to provide investment returns that inversely correspond (or opposite) to 200% of the performance of the EAFE Index. The objective of the China Bull 2X Fund is to provide investment returns that correspond to 200% of the performance of the FTSE/Xinhua China 25 Index. The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given

50  DIREXION ANNUAL REPORT

business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation dates. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Swap Contracts – Each Fund, other than the U.S. Government Money Market Fund, may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Funds calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the funds.)

In a “long” equity swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount is recorded as “unrealized appreciation (depreciation) on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund, other than the U.S. Government Money Market Fund, may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet its objectives.

The Dynamic HY Bond Fund and HY Bear Fund may enter into credit default swaps. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event a credit event occurs, typically a default by a corporate issuer on its

DIREXION ANNUAL REPORT  51

debt obligation. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. The stream of payments is recorded as an unrealized gain or loss and adjusted to include up-front payments paid or received by the Fund recorded as a component of unrealized gain or loss on swaps, and/or interest associated with the agreement until the swap is sold or expires, at which point the cumulative stream of payments is recognized as a component of realized gain or loss. A credit index consists of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset based securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds because entering into credit default swaps on indices is less expensive than buying many credit default swaps. Credit default swaps on indices are benchmarks for protecting investors owning bonds against defaults, and traders use them to speculate on changes in credit quality of bonds.

The maximum potential amount of future payments that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the swap. Notional amount of all credit default swaps outstanding as of August 31, 2009 are disclosed in the footnotes to the Schedule of Investments. These potential amounts would be partially offset by any recovery value of respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

The Dynamic HY Bond Fund has entered into swap agreements with three counterparties: Barclays Capital, Credit Suisse Capital, LLC and Goldman Sachs & Co. in which the fund sold protection on a credit default swap index, the Markit CDX North America High Yield Index (the “CDX”). The HY Bear Fund has entered into swap agreements with two counterparties: Bank of America and Barclays Capital in which the fund bought protection on the CDX. The aggregate value of assets posted as collateral for these swaps as August 31, 2009 was $4,530,000 in the Dynamic HY Bond Fund and $260,000 for the HY Bear Fund. The CDX is a completely standardized credit security and is composed of 100 non-investment grade entities (“reference entities”), distributed among three sub-indices: B, BB, and HB. The composition of the CDX and each sub-index is determined by a consortium of 16 member banks. All entities are domiciled in North America. CDX indices roll every 6 months in March and September. The CDX is providing credit protection to the counterparties of the respective credit default swap agreements in exchange for a fixed interest rate payment received by the Fund from the counterparties.

52  DIREXION ANNUAL REPORT

Therefore, there is credit risk with respect to the reference entities of these credit default swap agreements. If a credit event occurs to a reference entity, the Fund’s principal amount in the CDX will be reduced by its pro-rata interest in the respective credit default swap agreement. A credit event may include a failure to pay interest or principal, bankruptcy, or restructuring, by any of the 100 reference entities in the CDX. Any recoverable amounts of the liquidation of the reference entity will be allocated pro rata to the holders of the CDX.

The Dynamic HY Bond Fund, by entering into the credit default swap agreements on the CDX, is providing credit protection to the counterparties of the respective credit default swap agreements in exchange for a fixed interest rate payment received by the Fund from the counterparties. Therefore, there is credit risk to the Fund with respect to the reference entities of the CDX covered by these credit default swap agreements. If a credit event occurs to a reference entity, the Fund will be required to make a payment to the counterparties under the respective credit default swap agreement. A credit event may include a failure to pay interest or principal, bankruptcy, or restructuring, by any of the 100 reference entities in the CDX.

The HY Bear Fund, by entering into the credit default swap agreements on the CDX, is provided credit protection from the counterparties of the respective credit default swap agreements in exchange for a fixed interest rate payment paid to the counterparties from the Fund. Therefore, there is no credit risk to the Fund with respect to reference entities of the CDX covered by these credit default swap agreements. The counterparties of the respective credit default swap agreements bear the credit risk. If a credit event occurs to a reference entity, the counterparties will be required to make a payment to the Fund under the respective credit default swap agreement. A credit event may include a failure to pay interest or principal, bankruptcy, or restructuring, by any of the 100 reference entities in the CDX.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”). The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment risk of a guarantee.

d) Short Positions – The Small Cap Bear 2.5X Fund, 10 Year Note Bear 2.5X Fund, HY Bear Fund, Emerging Markets Bear 2X Fund and Developed Markets Bear 2X Fund may engage in short sale transactions. The Small Cap Bull 2.5X Fund can only engage in short sales “against the box” In this instance a security can only be sold short if a long position is held on the same security. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the

DIREXION ANNUAL REPORT  53

time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in options on futures contracts at August 31, 2009.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

Transactions in options written during the year ended August 31, 2009 were as follows:

	Small Cap		Small Cap		Emerging Markets
	Bull 2.5X Fund		Bear 2.5X Fund		Bull 2X Fund
	Number	Premiums	Number	Premiums	Number	Premiums
	of Contracts	Received	of Contracts	Received	of Contracts	Received

Options outstanding at August 31, 2008	50	$6,450	100	$12,900	2,000	$43,000
Options written	100	11,200	200	22,400	3,400	79,900
Options terminated in closing purchase transactions	(150)	(17,650)	(300)	(35,300)	(5,400)	(122,900)
Options expired	—	—	—	—	—	—
Option exercised	—	—	—	—	—	—

Options outstanding at August 31, 2009	—	$—	—	$—	—	$—

	Emerging Markets		China
	Bear 2X Fund		Bull 2X Fund
	Number	Premiums	Number	Premiums
	of Contracts	Received	of Contracts	Received

Options outstanding at August 31, 2008	1,000	$21,501	450	$24,300
Options written	2,500	79,000	160	10,240
Options terminated in closing purchase transactions	(3,500)	(100,501)	(360)	(20,040)
Options expired	—	—	(250)	(14,500)
Option exercised	—	—	—	—

Options outstanding at August 31, 2009	—	$—	—	$—

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

54  DIREXION ANNUAL REPORT

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

k) Distributions to Shareholders – Each Fund, other than the U.S. Government Money Market Fund, generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the years ended August 31, 2009 and August 31, 2008, were as follows:

	Small Cap Bull 2.5X Fund		Small Cap Bear 2.5X Fund		10 Year Note Bull 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2009	2008	2009	2008	2009	2008

Distributions paid from:
Ordinary Income	$—	$523,740	$251,204	$562,369	$—	$210,366
Long-Term Capital Gains	—	—	—	—	—	45,301
Return of Capital	—	—	1,871,514	—	—	—

Total Distributions paid	$—	$523,740	$2,122,718	$562,369	$—	$255,667

	10 Year Note Bear 2.5X Fund		Dynamic HY Bond Fund		HY Bear Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2009	2008	2009	2008	2009	2008

Distributions paid from:
Ordinary Income	$—	$23,079	$2,836,324	$2,488,092	$256,189	$1,223,520
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	93,987	—	—	—	—

Total Distributions paid	$—	$117,066	$2,836,324	$2,488,092	$256,189	$1,223,520

	Commodity Bull 2X Fund		Emerging Markets Bull 2X Fund		Emerging Markets Bear 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2009	2008	2009	2008	2009	2008

Distributions paid from:
Ordinary Income	$—	$6,519,826	$—	$5,193,968	$—	$—
Long-Term Capital Gains	—	—	—	292,220	—	—
Return of Capital	—	—	92,518	6,221,172	1,399,408	—

Total Distributions paid	$—	$6,519,826	$92,518	$11,707,360	$1,399,408	$—

DIREXION ANNUAL REPORT  55

	Developed Markets Bull 2X Fund		Developed Markets Bear 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2009	2008	2009	2008

Distributions paid from:
Ordinary Income	$—	$618,675	$2,165,581	$—
Long-Term Capital Gains	—	13,201	—	—
Return of Capital	604,373	262,501	—	—

Total Distributions paid	$604,373	$894,377	$2,165,581	$—

			U.S. Government
	China Bull 2X Fund		Money Market Fund
	Year Ended	Period Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2009	2008[1]	2009	2008

Distributions paid from:
Ordinary Income	$17,749	$—	$222,692	$1,276,957
Long-Term Capital Gains	—	—	—	—
Return of Capital	2,254	—	—	—

Total Distributions paid	$20,003	$—	$222,692	$1,276,957

[1]	Commenced operations on December 3, 2007.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended August 31, 2009.

As of August 31, 2009, the components of distributable earnings of the Funds on a tax basis were as follows:

	Small Cap	Small Cap	10 Year Note	10 Year Note	Dynamic
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund	Bear 2.5X Fund	HY Bond Fund

Tax cost of investments	$7,936,020	$4,643,858	$23,441,935	$25,409,597	$26,295,165
Gross unrealized appreciation	—	—	549,371	—	—
Gross unrealized depreciation	—	—	—	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$549,371	$—	$—

Undistributed ordinary income	—	—	—	—	271,281
Undistributed long-term capital gain	—	—	—	—	—

Total distributable earnings	—	—	—	—	271,281

Other accumulated gain/(loss)	(20,839,699)	(37,249,203)	494,802	(7,311,865)	(8,616,589)

Total accumulated earnings/(loss)	$(20,839,699)	$(37,249,203)	$1,044,173	$(7,311,865)	$(8,345,308)

56  DIREXION ANNUAL REPORT

	HY	Commodity	Emerging Markets	Emerging Markets
	Bear Fund	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund

Tax cost of investments	$16,033,880	$20,688,585	$25,743,675	$1,159,011
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	(19,462)	—

Net unrealized appreciation/(depreciation)	$—	$—	$(19,462)	$—

Undistributed ordinary income	—	—	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	—	—	—	—

Other accumulated gain/(loss)	(222,433)	(33,904,478)	(30,161,509)	(15,897,789)

Total accumulated earnings/(loss)	$(222,433)	$(33,904,478)	$(30,180,971)	$(15,897,789)

	Developed Markets	Developed Markets	China	U.S. Government
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Money Market Fund

Tax cost of investments	$2,635,648	$641,309	$11,944,315	$50,817,230
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

Undistributed ordinary income	—	—	—	14,981
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	—	—	—	14,981

Other accumulated gain/(loss)	(6,563,003)	(4,431,324)	(7,167,752)	(2,623)

Total accumulated earnings/(loss)	$(6,563,003)	$(4,431,324)	$(7,167,752)	$12,358

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/(loss) on derivative positions.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for net investment income and realized gains and losses under GAAP and tax reporting:

	Net Investment	Realized	Capital
	Income (Loss)	Gain (Loss)	Stock

Small Cap Bull 2.5X Fund	$102,441	$—	$(102,441)
Small Cap Bear 2.5X Fund	79,473	—	(79,473)
10 Year Note Bull 2.5X Fund	(420,164)	(3,635,470)	4,055,634
10 Year Note Bear 2.5X Fund	2,414,475	—	(2,414,475)
Dynamic HY Bond Fund	3,952,652	(3,952,651)	(1)
HY Bear Fund	509,577	(711,601)	202,024
Commodity Bull 2X Fund	192,515	—	(192,515)
Emerging Markets Bull 2X Fund	283,332	(183,530)	(99,802)
Emerging Markets Bear 2X Fund	58,724	(150)	(58,574)
Developed Markets Bull 2X Fund	60,768	—	(60,768)
Developed Markets Bear 2X Fund	664,397	(2,910,859)	2,246,462
China Bull 2X Fund	135,566	—	(135,566)
U.S. Government Money Market Fund	—	779	(779)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be

DIREXION ANNUAL REPORT  57

reclassified between various components of net assets. The permanent differences primarily relate to swap contract adjustments, net operating losses, dividend reclasses, and dividends on redemption adjustments with differing book and tax methods.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year, August 31, 2009.

At August 31, 2009, the following funds deferred, on a tax basis, post-October losses of:

Post October
Capital Loss Deferred

Small Cap Bull 2.5X Fund	$—
Small Cap Bear 2.5X Fund	—
10 Year Note Bull 2.5X Fund	—
10 Year Note Bear 2.5X Fund	2,533,679
Dynamic HY Bond Fund	3,224,532
HY Bear Fund	222,434
Commodity Bull 2X Fund	12,510,044
Emerging Markets Bull 2X Fund	4,128,105
Emerging Markets Bear 2X Fund	974,959
Developed Markets Bull 2X Fund	215,791
Developed Markets Bear 2X Fund	2,463,622
China Bull 2X Fund	789,278
U.S. Government Money Market Fund	—

At August 31, 2009 the following funds had capital loss carryforwards on a tax basis of:

		Expires
		8/31/2010	8/31/2011	8/31/2012	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	Total

Small Cap Bull 2.5X Fund		$1,488,166	$12,679,111	$—	$—	$—	$—	$310,769	$—	$14,478,046
Small Cap Bear 2.5X Fund		—	—	8,346,590	4,667,388	883,969	5,310,686	6,570,886	—	25,779,519
10 Year Note Bull 2.5X Fund		—	—	—	—	—	—	—	—	—
10 Year Note Bear 2.5X Fund		—	—	—	—	—	88,219	1,941,340	2,717,991	4,747,550
Dynamic HY Bond Fund		—	—	—	—	805,553	—	—	4,586,504	5,392,057
HY Bear Fund		—	—	—	—	—	—	—	—	—
Commodity Bull 2X Fund		—	—	—	—	—	—	—	11,546,296	11,546,296
Emerging Markets Bull 2X Fund		—	—	—	—	—	—	—	8,991,887	8,991,887
Emerging Markets Bear 2X Fund		—	—	—	—	—	—	10,754,148	—	10,754,148
Developed Markets Bull 2X Fund		—	—	—	—	—	—	—	1,861,196	1,861,196
Developed Markets Bear 2X Fund		—	—	—	—	—	—	—	—	—
China Bull 2X Fund		—	—	—	—	—	—	—	2,021,089	2,021,089
U.S. Government Money Market Fund		1,619	377	—	189	356	82	—	—	2,623

	8/31/2009

Capital Loss Utilized:
Small Cap Bull 2.5X Fund	$973,562
Small Cap Bear 2.5X Fund	7,959,429
Emerging Markets Bear 2X Fund	367,670
Developed Markets Bear 2X Fund	1,553,708
Capital Loss Expired:
U.S. Government Money Market Fund	$779

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

58  DIREXION ANNUAL REPORT

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2009, open Federal and state income tax years include the tax years ended August 31, 2006, August 31, 2007, August 31, 2008 and August 31, 2009. The Funds have no examination in progress.

The Funds have reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial positions or results of operations. There is no tax liability resulting from uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end August 31, 2006, August 31, 2007, August 31, 2008 and August 31, 2009. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

l) Credit Facility – U.S. Bank, N.A. (“U.S. Bank”) had made available to Funds, with the exception of the China Bull 2X Fund, a credit facility pursuant to a Line of Credit Agreement (“Line of Credit”) for meeting redemption requests. The Line of Credit was closed on February 15, 2009 for the Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, 10 Year Note Bear 2.5X Fund, HY Bear Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund and U.S. Government Money Market Fund. U.S. Bank has made available to the 10 Year Note Bull 2.5X Fund and Dynamic HY Bond Fund a credit facility pursuant to the Line of Credit.

			Maximum Amount
	Available Borrowing	Outstanding	Outstanding during the	Average
	(Lesser of 33 1/3% of	Balance as of	Year Ended	Daily	Interest	Borrowings
	Fund’s Net Assets or)	August 31, 2009	August 31, 2009	Balance	Expense	Charged At

10 Year Note Bull 2.5X Fund	$8,900,000	$—	$4,050,000	$11,096	$305	Prime Rate less 1/2%
Dynamic HY Bond Fund	870,000	—	—	—	—	Prime Rate less 1/2%

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	REVERSE STOCK SPLITS

During the year ended August 31, 2009, shares of the Small Cap Bull 2.5X Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Developed Markets Bull 2X Fund and the China Bull 2X Fund were adjusted to reflect a reverse stock split. In addition, during the year ended August 31, 2008, the Emerging Markets Bear 2X Fund’s shares were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to reduce the number of shares outstanding while maintaining the Fund’s and each shareholders aggregate net asset value. A summary of the reverse stock splits is as follows:

			Net Asset Value	Net Asset Value	Shares Outstanding	Shares Outstanding
	Date	Rate	Before Split	After Split	Before Split	After Split

Small Cap Bull 2.5X Fund	12/15/2008	2:1	$9.23	$18.46	1,004,680	502,340
Commodity Bull 2X Fund	12/15/2008	3:1	7.32	21.96	1,427,175	475,725
Emerging Markets Bull 2X Fund	12/15/2008	5:1	5.18	25.90	3,590,040	718,008
Emerging Markets Bear 2X Fund	5/19/2008	5:1	3.45	17.25	1,988,930	397,786
Developed Markets Bull 2X Fund	12/15/2008	5:1	5.02	25.10	1,842,055	368,411
China Bull 2X Fund	12/15/2008	12:1	2.53	30.36	3,028,620	252,385

The reverse stock splits have no impact on the net assets of the funds.

DIREXION ANNUAL REPORT  59

4.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the year ended August 31, 2009 and August 31, 2008 were as follows:

	Small Cap Bull 2.5X Fund[1]		Small Cap Bear 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2009	2008	2009	2008

Shares sold	7,578,267	984,691	28,637,658	15,295,101
Shares issued in reinvestment of distributions	—	5,147	189,011	44,776
Shares redeemed	(7,055,137)	(949,410)	(28,423,132)	(16,585,034)

Total net increase (decrease) from capital share transactions	523,130	40,428	403,537	(1,245,157)

	10 Year Note Bull 2.5X Fund		10 Year Note Bear 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2009	2008	2009	2008

Shares sold	28,703,442	20,344,100	16,279,973	5,696,090
Shares issued in reinvestment of distributions	—	11,190	—	7,131
Shares redeemed	(28,992,373)	(19,580,923)	(17,547,561)	(3,321,576)

Total net increase (decrease) from capital share transactions	(288,931)	774,367	(1,267,588)	2,381,645

	Dynamic HY Bond Fund		HY Bear Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2009	2008	2009	2008

Shares sold	179,723,478	35,035,332	25,107,416	19,851,220
Shares issued in reinvestment of distributions	173,559	121,426	7,969	50,605
Shares redeemed	(179,321,803)	(37,672,888)	(25,115,027)	(19,749,866)

Total net increase (decrease) from capital share transactions	575,234	(2,516,130)	358	151,959

	Commodity Bull 2X Fund[2]
	Year Ended	Year Ended
	August 31,	August 31,
	2009	2008

Shares sold	2,529,403	1,728,401
Shares issued in reinvestment of distributions	—	64,821
Shares redeemed	(2,460,046)	(1,739,729)

Total net increase (decrease) from capital share transactions	69,357	53,493

	Emerging Markets		Emerging Markets
	Bull 2X Fund[3]		Bear 2X Fund[4]
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2009	2008	2009	2008

Shares sold	11,158,401	1,520,364	44,150,531	7,227,984
Shares issued in reinvestment of distributions	3,371	66,838	109,296	—
Shares redeemed	(10,842,550)	(1,605,309)	(43,953,335)	(7,670,785)

Total net increase (decrease) from capital share transactions	319,222	(18,107)	306,492	(442,801)

60  DIREXION ANNUAL REPORT

	Developed Markets		Developed Markets
	Bull 2X Fund[5]		Bear 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2009	2008	2009	2008

Shares sold	4,439,115	621,798	14,288,994	11,868,775
Shares issued in reinvestment of distributions	22,293	7,313	124,897	—
Shares redeemed	(4,409,089)	(672,237)	(15,028,503)	(11,710,476)

Total net increase (decrease) from capital share transactions	52,319	(43,126)	(614,612)	158,299

			U.S. Government Money
	China Bull 2X Fund[6]		Market Fund
	Year Ended	Period Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2009	2008[7]	2009	2008

Shares sold	5,814,182	547,782	1,740,264,595	810,278,681
Shares issued in reinvestment of distributions	583	—	194,397	1,065,340
Shares redeemed	(5,546,355)	(485,368)	(1,782,374,846)	(768,562,877)

Total net increase (decrease) from capital share transactions	268,410	62,414	(41,915,854)	42,781,144

[1]	Capital share transactions prior to December 15, 2008 have been restated to reflect the effect of the 2:1 reverse stock split.

[2]	Capital share transactions prior to December 15, 2008 have been restated to reflect the effect of the 3:1 reverse stock split.

[3]	Capital share transactions prior to December 15, 2008 have been restated to reflect the effect of the 5:1 reverse stock split.

[4]	Capital share transactions prior to May 19, 2008 have been restated to reflect the effect of the 5:1 reverse stock split.

[5]	Capital share transactions prior to December 15, 2008 have been restated to reflect the effect of the 5:1 reverse stock split.

[6]	Capital share transactions prior to December 15, 2008 have been restated to reflect the effect of the 12:1 reverse stock split.

[7]	Commenced operations on December 3, 2007.

5.	INVESTMENT TRANSACTIONS

During the year ended August 31, 2009, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps and futures contracts) were:

	Small Cap	Small Cap	10 Year Note	10 Year Note
	Bull 2.5X	Bear 2.5X	Bull 2.5X	Bear 2.5X
	Fund	Fund	Fund	Fund

Purchases	$—	$—	$647,628,313	$—
Sales	—	—	654,225,333	—

	Dynamic	HY	Commodity	Emerging
	HY Bond	Bear	Bull 2X	Markets Bull
	Fund	Fund	Fund	2X Fund

Purchases	$6,431,000	$—	$862,001	$10,795,700
Sales	6,600,775	—	15,848,110	11,930,162

	Emerging	Developed	Developed
	Markets Bear	Markets Bull	Markets Bear
	2X Fund	2X Fund	2X Fund

Purchases	$1,047,681	$8,951,800	$—
Sales	1,008,401	8,922,150	—

		U.S. Government
	China Bull	Money Market
	2X Fund	Fund

Purchases	$3,957,281	$—
Sales	3,741,102	—

DIREXION ANNUAL REPORT  61

The following fund had purchases and sales of long-term U.S. Government securities during the year ended August 31, 2009:

10 Year Note
Bull 2.5X Fund

Purchases	$647,628,313
Sales	654,225,333

6.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. For the period September 1, 2008 through June 30, 2009, the Adviser has contractually agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. Effective January 1, 2009 and extending through June 30, 2009, the annual expenses caps of the Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, 10 Year Note Bull 2.5X Fund, 10 Year Note Bear 2.5X Fund, Dynamic HY Bond Fund, HY Bear Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund and China Bull 2X Fund increased from 1.75% to 1.95%. Under this contract, the Adviser could recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery did not cause the Fund to exceed the annual cap on expenses from the period in which those expenses were originally waived. For the year ended August 31, 2009, the Adviser paid or recouped the following expenses:

	Small Cap	Small Cap	10 Year Note
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund

Annual Advisory rate	0.75%	0.75%	0.75%
Annual cap on expenses -
September 1, 2008 – December 31, 2008	1.75%	1.75%	1.75%
Annual cap on expenses -
January 1, 2009 – June 30, 2009	1.95%	1.95%	1.95%
Expenses paid in excess of annual cap on expenses - 2009	$19,304	$21,442	$—
Advisory expense waiver recovery - 2009	$—	$—	$18,460

	10 Year Note	Dynamic HY	HY Bear	Commodity
	Bear 2.5X Fund	Bond Fund	Fund	Bull 2X Fund

Annual Advisory rate	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses -
September 1, 2008 – December 31, 2008	1.75%	1.75%	1.75%	1.75%
Annual cap on expenses -
January 1, 2009 – June 30, 2009	1.95%	1.95%	1.95%	1.95%
Expenses paid in excess of annual cap on expenses - 2009	$5,693	$—	$30,761	$11,996
Advisory expense waiver recovery - 2009	$—	$—	$—	$—

	Emerging	Emerging	Developed
	Markets	Markets	Markets
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund

Annual Advisory rate	0.75%	0.75%	0.75%
Annual cap on expenses -
September 1, 2008 – December 31, 2008	1.75%	1.75%	1.75%
Annual cap on expenses -
January 1, 2009 – June 30, 2009	1.95%	1.95%	1.95%
Expenses paid in excess of annual cap on expenses - 2009	$—	$69,976	$38,097
Advisory expense waiver recovery - 2009	$2,991	$—	$—

62  DIREXION ANNUAL REPORT

	Developed		U.S. Government
	Markets	China Bull	Money Market
	Bear 2X Fund	2X Fund	Fund

Annual Advisory rate	0.75%	0.75%	0.50%
Annual cap on expenses -
September 1, 2008 – December 31, 2008	1.75%	1.75%	1.25%
Annual cap on expenses -
January 1, 2009 – June 30, 2009	1.95%	1.95%	1.25%
Expenses paid in excess of annual cap on expenses - 2009	$46,171	$19,930	$568,030
Advisory expense waiver recovery - 2009	$—	$—	$—

On May 20, 2009, the Board of Trustees, based upon on management’s recommendation, approved a new Operating Services Agreement (the “Agreement”). Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds. Effective July 1, 2009, the annual expense caps are no longer applicable. The Adviser relinquished all recovery of expenses waived by the Funds for the previous three years through June 30, 2009.

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the average net assets of each Fund and the below amount:

Small Cap Bull 2.5X Fund	0.65%
Small Cap Bear 2.5X Fund	0.65%
10 Year Note Bull 2.5X Fund	0.65%
10 Year Note Bear 2.5X Fund	0.65%
Dynamic HY Bond Fund	0.60%
HY Bear Fund	0.65%
Commodity Bull 2X Fund	0.65%
Emerging Markets Bull 2X Fund	0.65%
Emerging Markets Bear 2X Fund	0.65%
Developed Markets Bull 2X Fund	0.65%
Developed Markets Bear 2X Fund	0.65%
China Bull 2X Fund	0.65%
U.S. Government Money Market Fund	0.45%

Expenses subject to potential recovery relinquished by Adviser:

Small Cap Bull 2.5X Fund	$157,648
Small Cap Bear 2.5X Fund	$143,738
10 Year Note Bull 2.5X Fund	$137,196
10 Year Note Bear 2.5X Fund	$92,135
Dynamic HY Bond Fund	$—
HY Bear Fund	$118,642
Commodity Bull 2X Fund	$149,830
Emerging Markets Bull 2X Fund	$10,937
Emerging Markets Bear 2X Fund	$224,607
Developed Markets Bull 2X Fund	$177,892
Developed Markets Bear 2X Fund	$194,220
China Bull 2X Fund	$60,643
U.S. Government Money Market Fund	$606,558

DIREXION ANNUAL REPORT  63

Under the Agreement, the Adviser may continue to waive expenses in the U.S. Government Money Market Fund in order to maintain a positive yield to its investors. The overall decline of yields of the underlying securities of the U.S. Government Money Market Fund necessitates this. Beginning July 1, 2009, the Advisor will be able to recover these waived expenses for the three previous years if the yield provided to its investors maintains a level of 0.50%. Waived expenses of the U.S. Government Money Market Fund subject to potential recovery:

Expiring in	Amount

2012	$96,666

Distribution Expenses: Shares of the Funds, except for shares of the Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund, are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. The Dynamic HY Bond Fund and HY Bear Fund are subject to an annual Rule 12b-1 fee of up to 0.40% of the Fund’s average daily net assets. The U.S. Government Money Market Fund is not authorized to pay 12b-1 fees. The Funds, expect the U.S. Government Money Market Fund, currently pay a 12b-1 fee of 0.25% of the Fund’s average daily net assets.

Shareholder Servicing Fees: The Board of Trustees has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.25% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

The Adviser reimbursed the Developed Markets Bear 2X Fund $516 due to a compliance violation. This amount is reflected on the Statement of operations as Contributions by Affiliates and in the Financial Highlights.

U.S. Bank N.A. and/or its affiliates receive revenue from certain broker-dealers that may receive Rule 12b-1 fees or other payments from mutual funds in which certain Direxion Funds may invest. The Board of Trustees agreed to have 70% of the fees received by U.S. Bank N.A. applied against custody and transfer agent invoices. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly”. For the fiscal year ended August 31, 2009, the amount of custody expenses reduced by this revenue was as follows:

	Custody	Transfer Agent	Total

Small Cap Bull 2.5X Fund	$229	$1,431	$1,660
Small Cap Bear 2.5X Fund	608	976	1,584
10 Year Note Bull 2.5X Fund	759	1,526	2,285
10 Year Note Bear 2.5X Fund	1,759	12,931	14,690
Dynamic HY Bond Fund	1,593	31,969	33,562
HY Bear Fund	1,709	8,848	10,557
Commodity Bull 2X Fund	1,389	1,700	3,089
Emerging Markets Bull 2X Fund	880	1,645	2,525
Emerging Markets Bear 2X Fund	733	252	985
Developed Markets Bull 2X Fund	768	1,438	2,206
Developed Markets Bear 2X Fund	597	837	1,434
China Bull 2X Fund	184	1,075	1,259
U.S. Government Money Market Fund	—	36,473	36,473

7.	VALUATION MEASUREMENTS

The Funds have adopted Statement on Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position No. 157-4 (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques

64  DIREXION ANNUAL REPORT

used to measure fair value in those instances as well as expanded disclosures of valuation for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the three levels listed below:

Level 1 – Quoted prices in active markets for identical securities,
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009:

	Small Cap Bull 2.5X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$7,936,020	$—	$—	$7,936,020
Other Financial Instruments*	$—	$(331,958)	$—	$(331,958)

	Small Cap Bear 2.5X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$4,643,858	$—	$—	$4,643,858
Other Financial Instruments*	$—	$—	$—	$—

	10 Year Note Bull 2.5X Fund
	Level 1	Level 2	Level 3	Total

Fixed Income	$—	$15,625,000	$—	$15,625,000
Short-Term Investments	$8,366,306	$—	$—	$8,366,306
Other Financial Instruments*	$87,800	$494,802	$—	$582,602

	10 Year Note Bear 2.5X Fund
	Level 1	Level 2	Level 3	Total

Fixed Income	$—	$(9,765,625)	$—	$(9,765,625)
Short-Term Investments	$15,622,097	$9,787,500	$—	$25,409,597
Other Financial Instruments*	$(55,336)	$(121,261)	$—	$(176,597)

	Dynamic HY Bond Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$26,295,165	$—	$—	$26,295,165
Other Financial Instruments*	$54,158	$724,835	$—	$778,993

	HY Bear Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$16,033,880	$—	$—	$16,033,880
Other Financial Instruments*	$(20,592)	$(147,777)	$—	$(168,369)

	Commodity Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$20,688,585	$—	$—	$20,688,585
Other Financial Instruments*	$—	$(513,388)	$—	$(513,388)

DIREXION ANNUAL REPORT  65

	Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$988,680	$—	$—	$988,680
Short-Term Investments	$24,735,533	$—	$—	$24,735,533
Other Financial Instruments*	$—	$(437,208)	$—	$(437,208)

	Emerging Markets Bear 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$1,159,011	$—	$—	$1,159,011
Other Financial Instruments*	$—	$75,769	$—	$75,769

	Developed Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$2,635,648	$—	$—	$2,635,648
Other Financial Instruments*	$—	$21,166	$—	$21,166

	Developed Markets Bear 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$641,309	$—	$—	$641,309
Other Financial Instruments*	$—	$8,555	$—	$8,555

	China Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$11,944,315	$—	$—	$11,944,315
Other Financial Instruments*	$—	$(1,327,514)	$—	$(1,327,514)

	U.S. Government Money Market Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$50,817,230	$—	$—	$50,817,230

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

8.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) effective for fiscal years beginning after November 15, 2008. FASB further clarified that the disclosures required by FAS 161 be provided for any reporting period beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds uses derivative instruments as part of its principal investment strategy to achieve its investment objective. As of August 31, 2009, the Funds were invested in futures contracts, equity swap contracts and credit default swap contracts.

66  DIREXION ANNUAL REPORT

At August 31, 2009, the fair value of derivatives instruments were as follows:

Asset derivatives[1]

		Interest rate risk		Foreign exchange risk	Credit risk	Equity risk	Total

Small Cap Bear 2.5X	Swap contracts	$—		$—	$—	$—	$—

Fund	Total	$—		$—	$—	$—	$—

10 Year Note Bull 2.5X	Futures contracts*	$87,800	*	$—	$—	$—	$87,800
Fund	Swap contracts	494,802		—	—	—	494,802

	Total	$582,602		$—	$—	$—	$582,602

Dynamic HY Bond	Futures contracts*	$—		$—	$—	$54,158	$54,158
Fund	Swap contracts	—		—	784,728	—	784,728

	Total	$—		$—	$784,728	$54,158	$838,886

Commodity Bull 2X	Swap contracts	$—		$—	$—	$24,358	$24,358

Fund	Total	$—		$—	$—	$24,358	$24,358

Emerging Markets	Swap contracts	$—		$—	$—	$133,233	$133,233

Bull 2X Fund	Total	$—		$—	$—	$133,233	$133,233

Emerging Markets	Swap contracts	$—		$—	$—	$75,830	$75,830

Bear 2X Fund	Total	$—		$—	$—	$75,830	$75,830

Developed Markets	Swap contracts	$—		$—	$—	$21,166	$21,166

Bull 2X Fund	Total	$—		$—	$—	$21,166	$21,166

Developed Markets	Swap contracts	$—		$—	$—	$8,555	$8,555

Bear 2X Fund	Total	$—		$—	$—	$8,555	$8,555

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps and variation margin receivable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Liability derivatives[1]

		Interest rate risk		Foreign exchange risk	Credit risk	Equity risk	Total

Small Cap Bull 2.5X	Swap contracts	$—		$—	$—	$331,958	$331,958

Fund	Total	$—		$—	$—	$331,958	$331,958

10 Year Note Bear 2.5X	Futures contracts*	$55,336	*	$—	$—	$—	$55,336
Fund	Swap contracts	121,261		—	—	—	121,261

	Total	$176,597		$—	$—	$—	$176,597

Dynamic HY Bond	Swap contracts	$—		$—	$59,893	$—	$59,893

Fund	Total	$—		$—	$59,893	$—	$59,893

HY Bear Fund	Futures contracts*	$—		$—	$—	$20,592	$20,592
	Swap contracts	—		—	147,777	—	147,777

	Total	$—		$—	$147,777	$20,592	$168,369

Commodity Bull 2X	Swap contracts	$—		$—	$—	$537,746	$537,746

Fund	Total	$—		$—	$—	$537,746	$537,746

Emerging Markets	Swap contracts	$—		$—	$—	$570,441	$570,441

Bull 2X Fund	Total	$—		$—	$—	$570,441	$570,441

Emerging Markets	Swap contracts	$—		$—	$—	$61	$61

Bear 2X Fund	Total	$—		$—	$—	$61	$61

China Bull 2X Fund	Swap contracts	$—		$—	$—	$1,327,514	$1,327,514

	Total	$—		$—	$—	$1,327,514	$1,327,514

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on swaps and variation margin payable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

DIREXION ANNUAL REPORT  67

Transactions in derivative instruments during the year ended August 31, 2009, were as follows:

		Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total

Small Cap Bull 2.5X	Realized gain (loss)[1]
Fund	Options written	$—	$—	$—	$1,400	$1,400
	Futures contracts	—	—	—	14,110	14,110
	Swap contracts	—	—	—	(4,204,823)	(4,204,823)

	Total realized gain (loss)	$—	$—	$—	$(4,189,313)	$(4,189,313)

	Change in unrealized appreciation (depreciation)[2]
	Options written	$—	$—	$—	$(5,700)	$(5,700)
	Swap contracts	—	—	—	(361,664)	(361,664)

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$(367,364)	$(367,364)

Small Cap Bear 2.5X	Realized gain (loss)[1]
Fund	Options written	$—	$—	$—	$2,800	$2,800
	Futures contracts	—	—	—	(62,241)	(62,241)
	Swap contracts	—	—	—	(1,722,004)	(1,722,004)

	Total realized gain (loss)	$—	$—	$—	$(1,781,445)	$(1,781,445)

	Change in unrealized appreciation (depreciation)[2]
	Options written	$—	$—	$—	$(11,400)	$(11,400)
	Swap contracts	—	—	—	271,176	271,176

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$259,776	$259,776

10 Year Note Bull 2.5X	Realized gain (loss)[1]
Fund	Futures contracts	$3,963,792	$—	$—	$—	$3,963,792
	Swap contracts	90,161	—	—	—	90,161

	Total realized gain (loss)	$4,053,953	$—	$—	$—	$4,053,953

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$119,209	$—	$—	$—	$119,209
	Swap contracts	494,802	—	—	—	494,802

	Total change in unrealized appreciation (depreciation)	$614,011	$—	$—	$—	$614,011

10 Year Note	Realized gain (loss)[1]
Bear 2.5X Fund	Futures contracts	$(1,076,948)	$—	$—	$—	$(1,076,948)
	Swap contracts	(410,809)	—	—	—	(410,809)

	Total realized gain (loss)	$(1,487,757)	$—	$—	$—	$(1,487,757)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$(60,966)	$—	$—	$—	$(60,966)
	Swap contracts	(3,759)	—	—	—	(3,759)

	Total change in unrealized appreciation (depreciation)	$(64,725)	$—	$—	$—	$(64,725)

68  DIREXION ANNUAL REPORT

		Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total

Dynamic HY Bond	Realized gain (loss)[1]
Fund	Futures contracts	$—	$—	$—	$3,068,295	$3,068,295
	Swap contracts	—	—	(3,506,844)	—	(3,506,844)

	Total realized gain (loss)	$—	$—	$(3,506,844)	$3,068,295	$(438,549)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$—	$—	$54,158	$54,158
	Swap contracts	—	—	667,382	—	667,382

	Total change in unrealized appreciation (depreciation)	$—	$—	$667,382	$54,158	$721,540

HY Bear Fund	Realized gain (loss)[1]
	Futures contracts	$—	$—	$—	$(419,898)	$(419,898)
	Swap contracts	—	—	1,262,502	—	1,262,502

	Total realized gain (loss)	$—	$—	$1,262,502	$(419,898)	$842,604

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$—	$—	$(20,592)	$(20,592)
	Swap contracts	—	—	(41,798)	—	(41,798)

	Total change in unrealized appreciation (depreciation)	$—	$—	$(41,798)	$(20,592)	$(62,390)

Commodity Bull 2X	Realized gain (loss)[1]
Fund	Swap contracts	$—	$—	$—	$(20,675,627)	$(20,675,627)

	Total realized gain (loss)	$—	$—	$—	$(20,675,627)	$(20,675,627)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$8,727,629	$8,727,629

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$8,727,629	$8,727,629

Emerging Markets	Realized gain (loss)[1]
Bull 2X Fund	Options written	$—	$—	$—	$(26,652)	$(26,652)
	Futures contracts	—	—	—	(14,794)	(14,794)
	Swap contracts	—	—	—	(11,215,031)	(11,215,031)

	Total realized gain (loss)	$—	$—	$—	$(11,256,477)	$(11,256,477)

	Change in unrealized appreciation (depreciation)[2]
	Options written	$—	$—	$—	$(25,500)	$(25,500)
	Swap contracts	—	—	—	5,023,946	5,023,946

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$4,998,446	$4,998,446

Emerging Markets	Realized gain (loss)[1]
Bear 2X Fund	Options written	$—	$—	$—	$(45,661)	$(45,661)
	Futures contracts	—	—	—	62,010	62,010
	Swap contracts	—	—	—	(4,630,199)	(4,630,199)

	Total realized gain (loss)	$—	$—	$—	$(4,613,850)	$(4,613,850)

	Change in unrealized appreciation (depreciation)[2]
	Options written	$—	$—	$—	$(12,751)	$(12,751)
	Swap contracts	—	—	—	204,022	204,022

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$191,271	$191,271

DIREXION ANNUAL REPORT  69

		Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total

Developed Markets	Realized gain (loss)[1]
Bull 2X Fund	Options written	$—	$—	$—	$(14,447)	$(14,447)
	Futures contracts	—	—	—	(600)	(600)
	Swap contracts	—	—	—	(3,822,482)	(3,822,482)

	Total realized gain (loss)	$—	$—	$—	$(3,837,529)	$(3,837,529)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$(54,547)	$(54,547)

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$(54,547)	$(54,547)

Developed Markets	Realized gain (loss)[1]
Bear 2X Fund	Futures contracts	$—	$—	$—	$(66,442)	$(66,442)
	Swap contracts	—	—	—	176,413	176,413

	Total realized gain (loss)	$—	$—	$—	$109,971	$109,971

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$369,237	$369,237

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$369,237	$369,237

China Bull 2X Fund	Realized gain (loss)[1]
	Options written	$—	$—	$—	$(25,153)	$(25,153)
	Swap contracts	—	—	—	(3,280,729)	(3,280,729)

	Total realized gain (loss)	$—	$—	$—	$(3,305,882)	$(3,305,882)

	Change in unrealized appreciation (depreciation)[2]
	Options written	$—	$—	$—	$(15,050)	$(15,050)
	Swap contracts	—	—	—	(478,000)	(478,000)

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$(493,050)	$(493,050)

[1]	Statement of Operations location: Net realized gain (loss) on options written, futures and swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on options written, futures and swaps.

For the fiscal year ended August 31, 2009, the quarterly average gross notional amounts of the derivatives held by the Funds were as follows:

					Credit Default	Credit Default
	Long Futures	Short Futures	Long Equity	Short Equity	Swap Contracts	Swap Contracts
	Contracts	Contracts	Swaps Contracts	Swaps Contracts	Buy Protection	Sell Protection

Small Cap Bull 2.5X Fund	$—	$—	$23,339,911	$—	$—	$—
Small Cap Bear 2.5X Fund	—	—	—	14,302,905	—	—
10 Year Note Bull 2.5X Fund	49,335,818	—	7,440,718	—	—	—
10 Year Note Bear 2.5X Fund	—	8,601,574	—	5,016,708	—	—
Dynamic HY Bond Fund	9,046,713	—	—	—	—	44,280,906
HY Bear Fund	—	978,730	—	—	13,591,438	—
Commodity Bull 2X Fund	—	—	41,325,640	—	—	—
Emerging Markets Bull 2X Fund	—	—	42,636,197	—	—	—
Emerging Markets Bear 2X Fund	—	—	—	6,356,727	—	—
Developed Markets Bull 2X Fund	—	—	8,748,642	—	—	—
Developed Markets Bear 2X Fund	—	—	—	7,905,335	—	—
China Bull 2X Fund	—	—	19,028,073	—	—	—
U.S. Government Money Market Fund	—	—	—	—	—	—

70  DIREXION ANNUAL REPORT

9.	NEW ACCOUNTING PRONOUNCEMENT

In June 2009, FASB issued Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards Codificationtm and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (“FAS 168”). FAS 168 replaces FASB Statement No. 162, Hierarchy of Generally Accepted Accounting Principles and establishes the “FASB Accounting Standards Codificationtm” (“Codification”) as the source of authoritative accounting principles recognized by FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of FAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoirtiative. FAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds evaluated this new statement, and have determined that it will not have a significant impact on the determination or reporting of the Funds’ financial statements.

10. SUBSEQUENT EVENT

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (“FAS 165”). The Funds adopted FAS 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, FAS 165 requires an entity to disclose the date through which subsequent events have been evaluated. The Funds have evaluated subsequent events through the issuance of their financial statements on October 29, 2009.

The Board of Trustees, based on management recommendation, has approved changes to the names, investment objectives and principal strategies of the following funds. Effective September 30, 2009, the following funds will be renamed:

Current Fund Name	New Fund Name

Small Cap Bull 2.5X Fund	Direxion Monthly Small Cap Bull 2X Fund
Small Cap Bear 2.5X Fund	Direxion Monthly Small Cap Bear 2X Fund
10 Year Note Bull 2.5X Fund	Direxion Monthly 10 Year Note Bull 2X Fund
10 Year Note Bear 2.5X Fund	Direxion Monthly 10 Year Note Bear 2X Fund
Commodity Bull 2X Fund	Direxion Monthly Commodity Bull 2X Fund
Emerging Markets Bull 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund
Emerging Markets Bear 2X Fund	Direxion Monthly Emerging Markets Bear 2X Fund
Developed Markets Bull 2X Fund	Direxion Monthly Developed Markets Bull 2X Fund
Developed Markets Bear 2X Fund	Direxion Monthly Developed Markets Bear 2X Fund
China Bull 2X Fund	Direxion Monthly China Bull 2X Fund

As of September 30, 2009 each fund will seek calendar month, leveraged investment results. The funds currently seek daily leveraged investment results. The funds will also seek investment results of 200% of the price performance, or the inverse of the price performance of its benchmark index. Currently certain funds seek investment results of 250% of the daily price performance of their benchmark indices.

DIREXION ANNUAL REPORT  71

Direxion Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of Direxion Funds:

We have audited the accompanying statements of assets and liabilities of the Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, 10-Year Note Bull 2.5X Fund, 10-Year Note Bear 2.5X Fund, Dynamic HY Bond Fund, HY Bear Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, China Bull 2X Fund, and U.S. Government Money Market Fund (13 of the series of the Direxion Funds) (the “Funds”), including the schedules of investments, as of August 31, 2009, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned 13 of the series of Direxion Funds at August 31, 2009, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 29, 2009

72  DIREXION ANNUAL REPORT

Additional Information
(Unaudited)

For the year ended August 31, 2009, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The amount of dividends declared from ordinary income designated as qualified income was 0%.

For corporate shareholders, the amount of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2009 was 0%.

DIREXION ANNUAL REPORT  73

Investment Advisory Agreement Approval

Provided below is a summary of certain of the factors the Board considered at its August 26, 2009 Board meeting in renewing the Advisory Agreement (the “Agreement”) between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”) on behalf of the China Bull 2X Fund, Commodity Bull 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, Dynamic HY Bond Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, HY Bear Fund, Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, 10 Year Note Bull 2.5X Fund, 10 Year Note Bear 2.5X Fund and U.S. Government Money Market Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust. Each Fund, except the Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund, also are referred to as a “Leveraged-Index Fund.” The Dynamic HY Bond, HY Bear Fund and U.S. Government Money Market Fund also are referred to as a “Non-Leveraged Fund.” The Board did not identify any particular information that was most relevant to its consideration to approve each Advisory Agreement and each Trustee may have afforded different weight to the various factors.

In determining whether to approve the continuance of the Agreement, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreement for all of the Funds was considered at the same Board meeting, the Board considered each Fund’s investment advisory relationship separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of each Fund to the extent applicable; (3) the cost to Rafferty for providing services and the profitability of the advisory business to Rafferty, if such information was provided; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty with other clients (such as pension funds and other institutional investors); and (7) other benefits derived or anticipated to be derived by Rafferty from its relationship with the Funds.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided or to be provided under the Agreement by Rafferty. The Board noted that Rafferty has provided services to the Trust since its inception and has developed an expertise in managing the Funds, particularly those using a leveraged strategy. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its expense reimbursement obligations, if any. The Board also considered that Rafferty utilizes the services of an independent compliance consulting firm and that reports from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board noted Rafferty’s marketing and distribution efforts, including offering additional investment options to shareholders through the creation of new funds and promoting the Funds through new broker and platform relationships. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers.

Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreement were fair and reasonable.

Performance of the Funds.  The Board evaluated the performance of the Leveraged-Index Funds relative to: (1) performance models for the year-to-date period ended June 30, 2009; and (2) market indices for the year-to-date period ended June 30, 2009. The Board considered Rafferty’s explanation that the Leveraged-Index Funds’ performance is more appropriately compared to the models rather than to the market indices. The Board also considered Rafferty’s explanation that the Leveraged-Index Funds are difficult to categorize with other Lipper peer group funds because the Funds seek daily investment results that are leveraged and the Lipper peer group funds generally do not.

The Board noted Rafferty’s explanation that the performance of a Leveraged-Index Fund and its model typically will differ materially from the performance of the Fund’s benchmark index because the benchmark index’s performance does not reflect the effects of a leveraged investment strategy. In addition, the Board noted that a Leveraged-Index Fund’s performance will be adversely affected by fund expenses and cash flows into and out of the Fund, which are not factors that impact the performance of the Fund’s model and benchmark index.

The Board, when applicable, also evaluated the performance of each Non-Leveraged Fund to: (1) its benchmark index for monthly and annual periods ended July 31, 2009, where applicable; and (2) the average performance of the relevant Lipper

74  DIREXION ANNUAL REPORT

fund universe for monthly and annual periods ended June 30, 2009. Although the Board received monthly performance reports for its consideration, the Board generally assigned more weight to the longer-term performance of the Funds. In this regard, the Board for all Funds noted the challenging nature of the markets for the calendar year 2008.

Leveraged-Index Funds:

With respect to the China Bull 2X Fund, the Board considered that the Fund essentially equaled the performance of its model for the relevant period ended June 30, 2009.

With respect to the Commodity Bull 2X Fund, the Board considered that the Fund outperformed its model for the relevant period ended June 30, 2009.

With respect to the Developed Markets Bull 2X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2009. The Board noted that the amount by which the Fund underperformed its model was less than its expense ratio.

With respect to the Developed Markets Bear 2X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2009. The Board noted that the amount by which the Fund underperformed its model was less than its expense ratio.

With respect to the Emerging Markets Bull 2X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2009. The Board noted Rafferty’s representation that the Fund’s underperformance was due in part to daily price deviations between the time when Rafferty rebalanced the Fund’s portfolio and the close of the markets. On certain days, this deviation resulted in a loss for the Fund. The Board noted that the Fund’s model is not affected by these daily deviations.

With respect to the Emerging Markets Bear 2X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2009. The Board noted Rafferty’s representation that the Fund’s underperformance was due in part to daily price deviations between the time when Rafferty rebalanced the Fund’s portfolio and the close of the markets. On certain days, this deviation resulted in a loss for the Fund. The Board noted that the Fund’s model is not affected by these daily deviations.

With respect to the Small Cap Bull 2.5X Fund, the Board considered that the Fund outperformed its model for the relevant period ended June 30, 2009.

With respect to the Small Cap Bear 2.5X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2009. The Board noted that the amount by which the Fund underperformed its model was less than its expense ratio.

With respect to the 10 Year Note Bull 2.5X Fund, the Board considered that the Fund outperformed its model for the relevant period ended June 30, 2009.

With respect to the 10 Year Note Bear 2.5X Fund, the Board considered that the Fund outperformed its model for the relevant period ended June 30, 2009.

Non-Leveraged Funds:

With respect to the Dynamic HY Bond Fund, the Board considered management’s description of the performance of the Lipper universe of high current yield funds. The Board also considered that: (1) as of July 31, 2009, the Fund outperformed its benchmark index for the one- and three-month periods, but underperformed for the six- and nine-month, year-to-date, and one- and three-year periods; and (2) as of June 30, 2009, the Fund underperformed the average of the relevant Lipper fund universe for all relevant periods.

With respect to the HY Bear Fund, the Board considered that, as of June 30, 2009, the Fund outperformed the median of the relevant Lipper fund universe for the three- and six-month, and three-year periods, but underperformed for the one-year period.

With respect to the U.S. Government Money Market Fund, the Board considered management’s description that, in order to provide security of principal, current income and liquidity, the Fund typically invests in obligations issued or guaranteed by the U.S. government and its agencies, U.S. government-sponsored enterprises and repurchase agreements that are fully

DIREXION ANNUAL REPORT  75

collateralized by such obligations. It also considered that, as of June 30, 2009, the Fund underperformed the median of the relevant Lipper fund universe for all periods presented.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. With respect to the Leveraged-Index Funds, the Board also considered advisory fees charged by, and total expense ratios of, comparable fund groups. In this regard, management advised the Board that the advisory fees for each of the Leveraged-Index Funds is similar to and, in some cases lower than, the advisory fees for the comparable fund groups. The Board also considered that the total expense ratios for the Leveraged-Index Funds are generally higher than comparable funds. However, Rafferty indicated that the comparable fund groups have higher asset levels, which account in part for their lower total expense ratios. The Board also considered the fees that Rafferty charges for the services that it provides to a pooled trading vehicle for domestic hedge funds.

With respect to the Dynamic HY Bond Fund, the Board considered that the Fund’s total expenses were below the median of the relevant Lipper fund universe and the Fund’s advisory fee rate was above the median. With respect to the HY Bear Fund, the Board considered that, while the Fund’s advisory fee rate and total expenses were higher than the median of the relevant Lipper fund universe, this universe consists only of three funds, including the HY Bear Fund. With respect to the U.S. Government Money Market Fund, the Board considered that the Fund’s advisory fee rate equaled the median of the relevant Lipper fund universe and the Fund’s total expenses were higher than the median. In this regard, the Board noted that Rafferty has agreed to voluntarily cap its investment advisory fee and/or reimburse certain expenses of the U.S. Government Money Market Fund to the extent that it becomes necessary in order to maintain a positive yield.

The Board considered that Rafferty contractually agreed to limit the total expenses for the most recent and upcoming fiscal years for each Leveraged-Index Fund and Non-Leveraged Fund via fee waivers and/or expense limitations. The Board also considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Advisory Agreement were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to achieve economies of scale or warrant a reduction in fee rates or the addition of breakpoints. Rafferty noted that it was continuing to work on its sales and marketing efforts to raise additional assets. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreement.

76  DIREXION ANNUAL REPORT

Direxion Funds
TRUSTEES AND OFFICERS

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Lawrence C. Rafferty(1)
Age: 66	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	77	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees

				# of Portfolios
				in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel J. Byrne
Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present.	77	Trustee, The Opening Word Program, Wyandanch, New York

Gerald E. Shanley III
Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A. 1979-present.	77	None

John Weisser
Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	77	Director, MainStay VP Fund Series; Director ICAP Funds, Inc; Director, The MainStay Funds; Director, Eclipse Funds, Inc.

DIREXION ANNUAL REPORT  77

Direxion Funds
TRUSTEES AND OFFICERS

Officers

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel D. O’Neill
Age: 41	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999-present.	N/A	N/A

William Franca
Age: 52	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	N/A

Christopher Lewis
Age: 38	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009 – present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A

Guy F. Talarico
Age: 53	Principal Financial Officer and Treasurer	Once Year; Since 2008	CEO, Alaric Compliance Services LLC, 2006-present; Co-CEO EOS Compliance Services, LLC, 2004-2006; Senior Director, Investors Bank and Trust Co, 2001-2004; Division Executive, JP Morgan-Chase Bank, 1986-2001; Group Product Manager, Lever Brothers Company, 1977-1986.	N/A	N/A

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202
Age: 36	Secretary	One Year; Since 2004	Senior Vice President USBFS since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services LLC, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC, 2000-2003.	N/A	N/A

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 34 portfolios, the Direxion Insurance Trust which currently offers for sale 3 portfolios and the Direxion ETF Trust which currently offers for sale to the public 20 of the 40 funds currently registered with the SEC.

The address for all trustees and officers except Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

78  DIREXION ANNUAL REPORT

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ANNUAL REPORT AUGUST 31, 2009

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing
Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ANNUAL REPORT AUGUST 31, 2009

Evolution Managed Bond Fund
Evolution All-Cap Equity Fund
Evolution Market Leaders Fund
(formerly Evolution Small Cap Fund)
Evolution Alternative Investment Fund
(formerly Evolution Total Return Fund)

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Letter to Shareholders

Dear Shareholders,

This Annual Report for the Evolution Funds covers the fiscal year September 1, 2008 to August 31, 2009, (the “Annual Period”). This Annual Report covers the Evolution Managed Bond Fund (the “Managed Bond Fund”), Evolution All-Cap Equity Fund (“All-Cap Equity Fund”), the Evolution Market Leaders Fund (“Market Leaders Fund”), and the Evolution Alternative Investment Fund (“Alternative Investment Fund”). Flexible Plan Investments, Ltd. (the “Sub-Advisor”), serves as the sub-advisor to the Evolution Funds.

U.S. equities declined during the Annual Period, with the DJ Industrial Average Index declining 14.85%, the S&P 500 Index declining 18.25%, the NASDAQ-100 Index declining 12.57% and the Wilshire 5000 Total Market Index declining 18.45%. The first half of the Annual Period was impacted by extreme price volatility in the equity markets, falling energy and commodity prices, continued problems in the mortgage markets which led to a credit squeeze, collapsing corporate earnings and increased fears of a U.S. recession. The second half of the Annual Period fared far better due in part to the Federal Stimulus plan that injected much needed capital into the U.S. economy. Despite the market turn around in March, the overall economic environment is still struggling to make up for losses suffered in the previous months. International Markets followed a similar path, with the MSCI World Index declining 19.28% for the Annual Period.

The Managed Bond Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Managed Bond Fund gained 3.04%, on a total return basis, during the Annual Period, compared to 7.94% for the Barclay’s Capital Aggregate Bond Index.

The All-Cap Equity Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The All-Cap Equity Fund declined 20.05%, on a total return basis, during the Annual Period, compared to -18.25% for the S&P 500 Index.

The Market Leaders Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Market Leaders Fund declined 31.95% on a total return basis, during the Annual Period, compared to -18.45% for Wilshire 5000 Total Market Index.

The Alternative Investment Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Alternative Investment Fund declined 8.35% on a total return basis, during the Annual Period, compared to -6.39% for the Credit Suisse/Tremont Hedge Fund Index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Jerry Wagner
Direxion Funds	Flexible Plan Investments, Ltd.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

To obtain performance data current to the most recent month-end, please call, toll-free, 800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Managed Bond Fund, All-Cap Equity Fund, Market Leaders Fund and the Alternative Investment Fund is 2.24%, 1.95%, 1.95%, and 2.15%, respectively, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: October 30, 2009

Evolution Managed Bond Fund
April 1, 20041 - August 31, 2009 (Unaudited)

Investment Objective: Seeks the highest appreciation on an annual basis consistent with a high tolerance for risk.

	Average Annual Total Return[2]
				Since
	1 Year	3 Years	5 Years	Inception

Evolution Managed Bond Fund	3.04%	1.86%	1.33%	0.01%
S&P 500 Index	(18.25)%	(5.78)%	0.50%	0.13%
Lipper High Yield Bond Index	(1.33)%	0.94%	3.30%	3.42%
Barclays U.S. Aggregate Bond Index[3]	7.94%	6.35%	4.96%	4.69%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index, Lipper High Yield Bond Index and Barclays U.S. Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Investment Companies	95.2%

Total Exposure	95.2%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.
[3]	Formerly known as the Lehman U.S. Aggregate Bond Index.

DIREXION ANNUAL REPORT  3

Evolution All-Cap Equity Fund
April 1, 20041 - August 31, 2009 (Unaudited)

Investment Objective: Seeks high appreciation on an annual basis consistent with a high tolerance for risk.

	Average Annual Total Return[2]
				Since
	1 Year	3 Years	5 Years	Inception

Evolution All-Cap Equity Fund	(20.05)%	(6.95)%	1.51%	(1.01)%
S&P 500 Index	(18.25)%	(5.78)%	0.50%	0.13%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Common Stock	77.1%
Investment Companies	14.7%
Futures Contracts	(50.1)%

Total Exposure	41.7%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.

4  DIREXION ANNUAL REPORT

Evolution Market Leaders Fund
January 27, 20061 - August 31, 2009 (Unaudited)

Investment Objective: Seeks high appreciation on an annual basis consistent with a high tolerance for risk.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

Evolution Market Leaders Fund	(31.95)%	(14.22)%	(14.40)%
S&P 500 Index	(18.25)%	(5.78)%	(3.91)%
Wilshire 5000 Total Market Index	(18.45)%	(5.41)%	(3.99)%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index and the Wilshire 5000 Total Market Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	97.0%

Total Exposure	97.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.

DIREXION ANNUAL REPORT  5

Evolution Alternative Investment Fund
January 26, 20061 - August 31, 2009 (Unaudited)

Investment Objective: Seeks high total return on an annual basis consistent with a high tolerance for risk.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

Evolution Total Return Fund	(8.35)%	(6.07)%	(4.15)%
S&P 500 Index	(18.25)%	(5.78)%	(3.91)%
Barclays Capital Aggregate Bond Index	7.94%	6.35%	5.91%
Credit Suisse/Tremont Hedge Fund Index	(6.39)%	2.49%	3.23%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index, the Barclays Capital Aggregate Bond Index and the Credit Suisse/Tremont Hedge Fund Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	68.6%

Total Exposure	68.6%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.

[2]	As of August 31, 2009.
[3]	Formerly known as the Lehman U.S. Aggregate Bond Index.

6  DIREXION ANNUAL REPORT

Expense Example
August 31, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period March 1, 2009 — August 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION ANNUAL REPORT  7

Expense Example Tables
August 31, 2009 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	March 1, 2009	August 31, 2009	Period[2]

Evolution Managed Bond Fund
Based on actual fund return	1.88%	$1,000.00	$1,048.30	$9.71
Based on hypothetical 5% return	1.88%	1,000.00	1,015.73	9.55
Evolution All-Cap Equity Fund
Based on actual fund return	1.88%	1,000.00	1,043.60	9.68
Based on hypothetical 5% return	1.88%	1,000.00	1,015.73	9.55
Evolution Market Leaders Fund
Based on actual fund return	1.90%	1,000.00	1,229.70	10.68
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65
Evolution Alternative Investment Fund
Based on actual fund return	1.90%	1,000.00	1,042.30	9.78
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

8  DIREXION ANNUAL REPORT

Allocation of Portfolio Holdings
August 31, 2009 (Unaudited)

				Investment
	Cash*	Common Stock		Companies	Futures		Total

Evolution Managed Bond Fund	5%	—		95%	—		100%
Evolution All-Cap Equity Fund	8%	77%		15%	0	%**	100%
Evolution Market Leaders Fund	3%	0	%**	97%	—		100%
Evolution Alternative Investment Fund	31%	—		69%	—		100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

DIREXION ANNUAL REPORT  9

Evolution Managed Bond Fund
Schedule of Investments
August 31, 2009

Shares		Value

INVESTMENT COMPANIES - 95.2%
11,883	AllianceBernstein Global High Income Fund	$139,863
16,041	BlackRock Corporate High Yield Fund VI	151,908
11,748	BlackRock Floating Rate Income Strategies Fund	144,030
16,788	BlackRock Preferred Income Strategies Fund	144,713
11,076	Evergreen Multi-Sector Income Fund	148,972
19,084	iShares Barclays 1-3 Year Credit Bond Fund	1,991,034
23,293	iShares Barclays 1-3 Year Treasury Bond Fund	1,954,749
33,702	iShares Barclays 20+ Year Treasury Bond Fund	3,255,613
17,516	iShares Barclays 3-7 Year Treasury Bond Fund	1,960,041
36,782	iShares Barclays 7-10 Year Treasury Bond Fund	3,369,231
63,916	iShares Barclays Aggregate Bond Fund	6,648,542
10,732	iShares Barclays MBS Bond Fund	1,139,846
12,093	iShares Barclays TIPS Bond Fund	1,230,584
36,779	iShares iBoxx $ High Yield Corporate Bond Fund	3,027,647
32,786	iShares iBoxx $ Investment Grade Corporate Bond Fund	3,453,349
3,399	iShares S&P National Municipal Bond Fund	349,179
21,644	MFS Charter Income Trust	186,571
24,789	MFS Government Markets Income Trust	187,405
20,724	MFS Intermediate Income Trust	137,193
27,575	Putnam Premier Income Trust	152,214
71,564	SPDR Barclays Capital International Treasury Bond Fund	4,064,835
11,329	Templeton Emerging Markets Income Fund	148,523
140,062	Vanguard Total Bond Market ETF	11,060,696
9,054	Western Asset Emerging Markets Debt Fund	145,588
17,515	Western Asset High Income Fund II	143,623
11,790	Western Asset/Claymore - Linked Opportunities & Income Fund	137,354

	TOTAL INVESTMENT COMPANIES (Cost $42,976,419)	$45,473,303

SHORT TERM INVESTMENTS - 3.5%
MONEY MARKET FUNDS - 3.5%
335,461	Fidelity Institutional Government Portfolio, 0.19%	$335,461
335,461	Fidelity Institutional Money Market Portfolio, 0.42%	335,461
335,461	Goldman Sachs Financial Square Federal Fund, 0.11%	335,461
335,461	Goldman Sachs Financial Square Government Fund, 0.11%	335,461
335,462	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	335,462

	TOTAL SHORT TERM INVESTMENTS (Cost $1,677,306)	$1,677,306

	TOTAL INVESTMENTS (Cost $44,653,725) - 98.7%	$47,150,609
	Other Assets in Excess of Liabilities - 1.3%	614,159

	TOTAL NET ASSETS - 100.0%	$47,764,768

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.
10  DIREXION ANNUAL REPORT

Evolution All-Cap Equity Fund
Schedule of Investments
August 31, 2009

Shares		Value

COMMON STOCKS - 77.1%
Aerospace & Defense - 2.0%
11,622	AAR Corp.(a)	$197,690
1,884	The Boeing Co.	93,578
13,785	Ceradyne, Inc.(a)	258,055
1,373	L-3 Communications Holdings, Inc.	102,151
2,099	Rockwell Collins, Inc.	96,638
2,328	Triumph Group, Inc.	101,268

		849,380

Beverages - 0.1%
1,711	Coca-Cola Enterprises, Inc.	34,579
2,414	Cott Corp. (Canada)(a)	15,377

		49,956

Biotechnology - 1.3%
2,048	Biogen Idec, Inc.(a)	102,830
13,348	Cubist Pharmaceuticals, Inc.(a)	276,037
6,226	OSI Pharmaceuticals, Inc.(a)	207,948

		586,815

Building Products - 0.9%
30,681	Apogee Enterprises, Inc.	404,989

Capital Markets - 0.2%
4,861	Knight Capital Group, Inc. - Class A(a)	97,803

Chemicals - 5.4%
6,168	Agrium, Inc. (Canada)	294,275
2,714	CF Industries Holdings, Inc.	221,625
1,623	Cytec Industries, Inc.	46,889
8,598	E.I. du Pont de Nemours & Co.	274,534
4,776	Hawkins, Inc.	101,490
9,046	Innophos Holdings, Inc.(a)	172,688
6,073	Mosaic Co.	294,358
3,329	Potash Corporation of Saskatchewan, Inc. (Canada)	294,650
4,960	PPG Industries, Inc.	274,784
12,471	Terra Industries, Inc.	387,973

		2,363,266

Commercial Banks - 0.4%
6,513	BB&T Corp.	181,973

Commercial Services & Supplies - 2.9%
33,940	American Reprographics Co.(a)	310,212
3,600	Avis Budget Group(a)	35,028
16,367	Herman Miller, Inc.	265,473
12,277	Pitney Bowes, Inc.	274,391
15,400	RR Donnelley & Sons Co.	274,736
3,137	Waste Management, Inc.	93,891

		1,253,731

Communications Equipment - 0.7%
19,603	Corning, Inc.	295,613

Construction & Engineering - 2.0%
8,530	Comfort Systems USA, Inc.	101,251
11,238	EMCOR Group, Inc.(a)	260,384
1,928	Fluor Corp.	101,991
10,703	Foster Wheeler AG (Switzerland)(a)	309,852
6,184	Sterling Constuction Co.(a)	99,562

		873,040

Consumer Finance - 1.4%
39,347	EZCORP, Inc.(a)	526,069
3,728	World Acceptance Corp.(a)	97,040

		623,109

Distributors - 1.6%
7,429	Genuine Parts Co.	275,170
16,940	WESCO International, Inc.(a)	407,068

		682,238

Diversified Consumer Services - 0.1%
5,806	Chinacast Edu Corp.(a)	34,430

Diversifed Financial Services - 0.2%
2,152	JPMorgan Chase & Co.	93,526

Diversified Telecommunication Services - 1.7%
6,963	AT&T, Inc.	181,386
52,289	Telecommunication Systems, Inc.(a)	394,259
5,872	Verizon Communications, Inc.	182,267

		757,912

Electrical Equipment - 1.5%
2,529	Emerson Electric Co.	93,244
20,462	GrafTech International Ltd.(a)	291,174
9,444	Harbin Electric, Inc.(a)	117,200
2,701	Powell Industries, Inc.(a)	102,152
4,302	Vishay Intertechnology, Inc.(a)	34,717

		638,487

Electronic Equipment, Instruments & Components - 0.4%
1,530	Rofin-Sinar Technologies, Inc.(a)	34,792
3,614	ScanSource, Inc.(a)	101,156
2,240	Technitrol, Inc.	18,458

		154,406

Energy Equipment & Services - 2.6%
4,100	Atwood Oceanics, Inc.(a)	116,768
2,768	Baker Hughes, Inc.	95,358
3,311	Diamond Offshore Drilling, Inc.	296,070
14,745	T-3 Energy Services, Inc.(a)	259,217
4,978	Transocean Ltd. (Switzerland)(a)	377,532

		1,144,945

Food & Staples Retailing - 1.4%
3,612	Casey’s General Stores, Inc.	100,233
13,619	Safeway, Inc.	259,442
2,331	Spartan Stores, Inc.	30,933
4,071	Sysco Corp.(a)	103,770
3,757	United Natural Foods, Inc.(a)	101,514

		595,892

Food Products - 1.7%
4,543	ConAgra Foods, Inc.	93,268
7,139	H.J. Heinz Co.	274,852
9,723	Kraft Foods, Inc. - Class A	275,647
9,614	Sara Lee Corp.	93,160

		736,927

Health Care Equipment & Supplies - 1.8%
23,457	Align Technology, Inc.(a)	314,324
3,265	Inverness Medical Innovations, Inc.(a)	116,234

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  11

Evolution All-Cap Equity Fund
Schedule of Investments
August 31, 2009

Shares			Value

Health Care Equipment & Supplies (continued	)
19,893		Somanetics Corp.(a)	$260,200
6,489		Symmetry Medical, Inc.(a)	71,509

			762,267

Health Care Providers & Services - 6.2%
2,591		Amedisys, Inc.(a)	115,403
5,838		Centene Corp.(a)	101,056
5,762		Eclipsys Corp.(a)	96,629
39,557		Gentiva Health Services, Inc.(a)	872,232
1,917		Henry Schein, Inc.(a)	101,563
11,385		Humana, Inc.(a)	406,445
4,024		LifePoint Hospitals, Inc.(a)	101,123
15,498		Lincare Holdings, Inc.(a)	408,992
7,900		Odyssey HealthCare, Inc.(a)	101,752
1,716		PSS World Medical, Inc.(a)	35,075
12,555		RehabCare Group, Inc.(a)	263,529
13,002		Skilled Healthcare Group, Inc. - Class A(a)	98,295

			2,702,094

Hotels, Restaurants & Leisure - 0.2%
1,667		McDonald’s Corp.	93,785

Household Durables - 0.1%
2,503		Newell Rubbermaid, Inc.	34,842

Household Products - 0.6%
4,569		Kimberly-Clark Corp.	276,242

Independent Power Producers & Energy Traders - 1.1%
27,601		Mirant Corp.(a)	465,077

Industrial Conglomerates - 1.1%
35,503		General Electric Co.	493,492

Insurance - 3.4%
23,741		Amerisafe, Inc.(a)	405,496
3,642		Cincinnati Financial Corp.	93,672
14,523		Covanta Holding Corp.(a)	259,962
6,204		Fidelity National Title Group, Inc. - Class A	93,184
17,178		Life Partners Holdings, Inc.	294,431
8,261		MetLife, Inc.	311,935

			1,458,680

Internet & Catalog Retail - 1.3%
10,592		Liberty Media Corp(a)	295,411
18,481		Nutri/System, Inc.	262,985

			558,396

Internet Software & Services - 1.3%
66,745		Earthlink, Inc.(a)	555,318

IT Services - 0.7%
4,133		Convergys Corp.(a)	44,802
17,210		CSG Systems International, Inc.(a)	259,355

			304,157

Leisure Equipment & Products - 1.3%
6,092		Marvel Entertainment, Inc.(a)	294,670
15,272		Mattel, Inc.	274,743

			569,413

Machinery - 3.6%
3,260		AGCO Corp.(a)	101,842
2,055		Caterpillar, Inc.	93,112
11,784		Dover Corp.	407,609
1,734		Eaton Corp.	93,549
6,781		Joy Global, Inc.	263,442
7,068		Reliance Steel & Aluminum Co.	261,092
5,601		SPX Corp.	311,864
1,357		Tennant Co.	34,698

			1,567,208

Marine - 1.4%
9,831		International Shipholding Corp.	294,733
36,781		TBS International Limited(a)	300,501

			595,234

Media - 1.8%
4,004		Gannett Co., Inc.	34,595
47,984		TiVo, Inc.(a)	470,723
15,513		USA Mobility, Inc.	197,480
4,924		Valassis Communications, Inc.(a)	77,307

			780,105

Metals & Mining - 2.6%
18,655		Peabody Energy Corp.	609,645
25,554		Silver Wheaton Corp. (Canada)(a)	264,739
5,958		United States Steel Corp.	260,841

			1,135,225

Multiline Retail - 0.2%
2,245		Macys, Inc.	34,843
545		Sears Holdings Corp.(a)	34,580

			69,423

Multi-Utilities - 0.2%
3,683		NRG Energy, Inc.(a)	98,889

Oil, Gas & Consumable Fuels - 4.1%
4,451		Chevron Corp.	311,303
4,500		Energy Transfer Partners, L.P.	182,430
13,460		EV Energy Partners, L.P.	293,159
21,933		Linn Energy LLC	466,954
1,781		Murphy Oil Corp.	101,517
2,863		Overseas Shipholding Group, Inc.	101,264
35,617		Teekay Tankers Ltd.	303,813
2,496		Tesoro Petroleum Corp.(a)	35,144

			1,795,584

Paper & Forest Products - 0.6%
12,518		MeadWestvaco Corp.	274,770

Personal Products - 1.2%
13,345		Herbalife Ltd.	404,087
5,353		Medifast, Inc.(a)	100,529

			504,616

Pharmaceuticals - 2.0%
22,810		American Oriental Bioengineering, Inc.(a)	116,103
12,553		Bristol-Myers Squibb Co.	277,798
8,434		Merck & Co., Inc.	273,515
5,618		Pfizer, Inc.	93,821
5,559		Sepracor, Inc.(a)	100,896

			862,133

Real Estate Investment Trusts - 0.4%
16,658		ProLogis	185,237

The accompanying notes are an integral part of these financial statements.
12  DIREXION ANNUAL REPORT

Evolution All-Cap Equity Fund
Schedule of Investments
August 31, 2009

Shares		Value

Semiconductor & Semiconductor Equipment - 3.1%
1,862	Maxim Integrated Products, Inc.	$34,968
33,686	Micrel, Inc.	261,740
18,494	Microsemi Corp.(a)	260,950
14,113	MKS Instruments, Inc.(a)	260,103
17,290	National Semiconductor Corp.	262,289
8,565	Varian Semiconductor Equipment Associates, Inc.(a)	261,832

		1,341,882

Software - 1.7%
1,010	Blackboard, Inc.(a)	34,754
13,669	I2 Technologies, Inc.(a)	205,035
4,245	MicroStrategy, Inc.(a)	262,129
29,658	VASCO Data Security International, Inc.(a)	256,838

		758,756

Specialty Retail - 2.7%
1,473	Barnes & Noble, Inc.	30,476
2,217	The Gap, Inc.	43,564
27,612	Genesco, Inc.(a)	604,703
18,520	Limited Brands, Inc.	276,318
2,263	Men’s Wearhouse, Inc.(a)	58,838
2,506	RadioShack Corp.	37,916
2,158	Tractor Supply Co.(a)	101,555

		1,153,370

Textiles, Apparel & Luxury Goods - 1.1%
1,695	Deckers Outdoor Corp.(a)	115,768
6,932	Phillips-Van Heusen Corp.	261,891
5,122	True Religion Apparel, Inc.(a)	115,911

		493,570

Tobacco - 2.8%
15,070	Altria Group, Inc.	275,480
10,419	Lorillard, Inc.	758,191
3,992	Reynolds American, Inc.	182,474

		1,216,145

	TOTAL COMMON STOCKS (Cost $31,411,408)	$33,524,348

INVESTMENT COMPANIES - 14.7%
20,058	Hugoton Royalty Trust	293,850
23,083	iShares MSCI BRIC Index Fund	863,304
47,225	iShares MSCI Pacific ex-Japan Index Fund	1,744,964
22,598	iShares S&P Latin America 40 Index Fund	867,085
13,832	SPDR S&P Emerging Latin America Index Fund	864,638
47,399	WisdomTree Emerging Markets Small Cap Dividend Fund	1,764,191

	TOTAL INVESTMENT COMPANIES (Cost $6,275,610)	$6,398,032

SHORT TERM INVESTMENTS - 0.7%
MONEY MARKET FUNDS - 0.7%
57,055	Fidelity Institutional Government Portfolio, 0.19%	57,055
57,055	Fidelity Institutional Money Market Portfolio, 0.42%	57,055
57,055	Goldman Sachs Financial Square Federal Fund, 0.11%	57,055
57,055	Goldman Sachs Financial Square Government Fund, 0.11%	57,055
57,055	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	57,055

	TOTAL SHORT TERM INVESTMENTS (Cost $285,275)	$285,275

	TOTAL INVESTMENTS (Cost $37,972,293) - 92.5%	$40,207,655
	Other Assets in Excess of Liabilities - 7.5%	3,264,633

	TOTAL NET ASSETS - 100.0%	$43,472,288

Percentages are stated as a percent of net assets.

(a)  Non income producing

Evolution All-Cap Equity Fund
Short Futures Contracts
August 31, 2009

		$Unrealized
		Appreciation/
Contracts		(Depreciation)

191	E-Mini S&P 500 Futures
	Expiring September 2009 (Underlying Face Amount at Market Value $9,748,163)	$(61,999)
338	E-Mini NASDAQ 100 Futures
	Expiring September 2009 (Underlying Face Amount at Market Value $10,993,450)	(97,037)
18	E-Mini Russell 2000 Future
	Expiring September 2009 (Underlying Face Amount at Market Value $1,027,440)	16,494

		$(142,542)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  13

Evolution Market Leaders Fund
Schedule of Investments
August 31, 2009

Shares		Value

COMMON STOCK - 0.0%
Personal Products - 0.0%
1	Inter Parfums, Inc.	$5

	TOTAL COMMON STOCK (Cost $7)	$5

INVESTMENT COMPANIES - 97.0%
29,742	Claymore/AlphaShares China Small Cap Index ETF	657,298
45,403	Claymore/Zacks Multi-Asset Income Index ETF	743,247
62,107	iPath MSCI India Index ETN (United Kingdom)(a)	3,284,839
49,677	iShares Dow Jones EPAC Select Dividend Index Fund	1,442,620
12,556	iShares Morningstar Mid Value Index Fund	744,948
17,146	iShares Morningstar Small Core Index Fund	1,089,800
31,916	iShares Morningstar Small Value Index Fund	1,934,748
77,699	iShares MSCI Australia Index Fund	1,574,959
96,811	iShares MSCI Austria Investable Market Index Fund	1,968,168
41,805	iShares MSCI EAFE Small Cap Index Fund	1,446,035
23,114	iShares MSCI EAFE Value Index Fund	1,145,068
10,688	iShares MSCI Pacific ex-Japan Index Fund	394,921
16,454	iShares MSCI Spain Index Fund	785,843
85,480	iShares MSCI Sweden Index Fund	1,960,056
67,836	iShares MSCI Turkey Investable Market Index Fund	3,283,941
8,121	iShares Russell Microcap Index Fund	302,588
7,795	iShares Russell Midcap Value Index Fund	262,302
15,398	iShares S&P SmallCap 600 Value Index Fund	832,724
139,516	Market Vectors Russia ETF	3,277,231
26,237	PowerShares Dynamic Developed International Opportunities Portfolio	393,030
23,795	PowerShares FTSE RAFI 1500 Small-Mid Portfolio	1,088,145
21,031	PowerShares FTSE RAFI Developed Markets ex-US Portfolio	794,762
83,925	PowerShares High Yield Equity Dividend Achievers Portfolio	607,617
46,710	PowerShares International Dividend Achievers Portfolio	608,164
54,791	Rydex S&P Smallcap 600 Pure Value EFT	1,735,231
35,236	SPDR DJ Wilshire Small Cap Value ETF	1,839,319
36,027	SPDR S&P Emerging Europe ETF	1,304,178
46,617	SPDR S&P International Small Cap ETF	1,139,786
15,194	Vanguard Mid-Cap Value Index Fund	612,166
15,088	Vanguard Small-Cap ETF	788,499
64,719	Vanguard Small-Cap Value ETF	3,278,017
69,052	WisdomTree India Earnings Fund	1,320,965
30,333	WisdomTree SmallCap Dividend Fund	1,075,607

	TOTAL INVESTMENT COMPANIES (COST $41,844,096)	$43,716,822

SHORT TERM INVESTMENTS - 1.3%
MONEY MARKET FUNDS - 1.3%
115,046	Fidelity Institutional Government Portfolio, 0.19%	115,046
115,046	Fidelity Institutional Money Market Portfolio, 0.42%	115,046
115,046	Goldman Sachs Financial Square Federal Fund, 0.11%	115,046
115,046	Goldman Sachs Financial Square Government Fund, 0.11%	115,046
115,046	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	115,046

	TOTAL SHORT TERM INVESTMENTS (Cost $575,230)	$575,230

	TOTAL INVESTMENTS (Cost $42,419,333) - 98.3%	$44,292,057
	Other Assets in Excess of Liabilities - 1.7%	785,338

	TOTAL NET ASSETS - 100.0%	$45,077,395

Percentages are stated as a percent of net assets.

(a)  Non income producing

The accompanying notes are an integral part of these financial statements.
14  DIREXION ANNUAL REPORT

Evolution Alternative Investment Fund
Schedule of Investments
August 31, 2009

Shares		Value

INVESTMENT COMPANIES - 68.6%
68,593	Arbitrage Fund	$883,482
444	Biotech HOLDRS	44,320
43,481	Caldwell & Orkin Market Opportunity Fund	901,802
1,670	CurrencyShares Australian Dollar Trust	141,399
1,069	CurrencyShares Canadian Dollar Trust	97,439
870	CurrencyShares Japanese Yen Trust	92,933
4,003	CurrencyShares Swedish Krona Trust	562,021
1,318	CurrencyShares Swiss Franc Trust	124,090
917	First Trust ISE-Revere Natural Gas Index Fund	13,232
410	First Trust NYSE Arca Biotechnology Index Fund	11,517
3,220	Franklin Gold and Precious Metals Fund	108,231
83,072	Gabelli ABC Fund	802,471
1,233	Industrial Select Sector SPDR Fund	30,850
966	Internet Architecture HOLDRS Trust	43,518
2,586	iPath MSCI India Total Return (United Kingdom)	136,774
2,444	iShares Barclays 10-20 Year Treasury Bond Fund	270,429
1,462	iShares Barclays 1-3 Year Treasury Bond Fund	122,691
4,745	iShares Barclays 20+ Year Treasury Bond Fund	458,367
1,713	iShares Barclays 7-10 Year Treasury Bond Fund	156,911
1,447	iShares Barclays TIPS Bond Fund	147,247
494	iShares Cohen & Steers Realty Majors Index Fund	22,526
628	iShares Dow Jones Transportation Average Index Fund	41,429
215	iShares Dow Jones U.S. Aerospace & Defense Index Fund	9,615
856	iShares Dow Jones U.S. Industrial Sector Index Fund	40,669
1,224	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	44,933
801	iShares Dow Jones U.S. Pharmaceuticals Index Fund	39,858
253	iShares Dow Jones U.S. Real Estate Index Fund	10,274
2,319	iShares Dow Jones U.S. Utilities Sector Index Fund	163,165
671	iShares iBoxx $High Yield Corporate Bond Fund	55,237
202	iShares JPMorgan USD Emerging Markets Bond Fund	19,905
1,940	iShares MSCI Australia Index Fund	39,324
2,005	iShares MSCI Brazil Index Fund	116,731
2,425	iShares MSCI BRIC Index Fund	90,695
744	iShares MSCI Israel Capped Investable Market Index Fund	34,827
1,002	iShares MSCI Mexico Investable Market Index Fund	42,515
7,621	iShares MSCI Pacific ex-Japan Index Fund	281,596
6,152	iShares MSCI Singapore Index Fund	62,935
2,957	iShares S&P Global Utilities Sector Index Fund	135,017
1,227	iShares S&P Latin America 40 Index Fund	36,835
1,272	iShares S&P Latin America 40 Index Fund	48,807
4,009	iShares S&P North American Natural Resources Sector Index Fund	119,989
299	iShares S&P North American Technology-Semiconductors Index Fund	12,989
617	Market Vectors Agribusiness ETF	23,329
3,560	Market Vectors Russia ETF	83,624
2,784	Market Vectors Coal ETF	76,421
27,016	Merger Fund	409,826
10,578	Permanent Portfolio	382,391
12,301	PowerShares 1-30 Laddered Treasury Portfolio	339,139
1,361	PowerShares Aerospace & Defense Portfolio	20,987
8,997	Powershares DB G10 Currency Harvest Fund	201,263
3,393	PowerShares DB US Dollar Index Bearish Fund	93,070
5,351	PowerShares DB US Dollar Index Bullish Fund	124,464
2,002	PowerShares Dynamic Biotechnology & Genome Portfolio	33,694
3,161	PowerShares Dynamic Healthcare Sector Portfolio	65,559
2,130	PowerShares Dynamic Oil & Gas Services Portfolio	32,589
4,555	PowerShares Emerging Markets Sovereign Debt Portfolio	115,606
984	PowerShares Financial Preferred Portfolio	14,563
2,136	PowerShares FTSE RAFI Emerging Markets Portfolio	41,588
2,066	PowerShares Global Clean Energy Portfolio	32,064
2,271	PowerShares Golden Dragon Halter USX China Portfolio	49,349
1,946	PowerShares Lux Nanotech Portfolio	19,869
2,485	PowerShares Preferred Portfolio	31,709
1,233	ProShares Ultra Real Estate	6,658
1,610	ProShares Ultra Semiconductors	45,531
1,169	ProShares Ultra Technology	46,351

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  15

Evolution Alternative Investment Fund
Schedule of Investments
August 31, 2009

Shares			Value

INVESTMENT COMPANIES (continued	)
1,358		ProShares UltraShort 7-10 Year Treasury	$73,196
32,449		Riversource Precious Metals and Mining A	335,518
1,105		Rydex Precious Metals Fund	58,641
1,951		Rydex S&P Equal Weight Health Care ETF	98,486
599		Semiconductor HOLDRS Trust	15,245
19,651		Sierra Core Retirement	460,421
2,955		SPDR Barclays Capital High Yield Bond ETF	108,271
5,464		SPDR Barclays Capital TIPS ETF	274,074
621		SPDR Dow Jones International Real Estate ETF	21,151
509		SPDR Dow Jones REIT ETF	21,902
917		SPDR Morgan Stanley Technology ETF	45,905
2,796		SPDR S&P Emerging Asia Pacific ETF	178,245
2,346		SPDR S&P Emerging Latin America ETF	146,648
1,168		SPDR S&P Emerging Middle East & Africa ETF	66,377
2,008		SPDR S&P Metals & Mining ETF	81,525
1,959		SPDR S&P Oil & Gas Equipment & Services ETF	47,702
104,070		TFS Market Neutral Fund	1,563,125
348		The Utilities HOLDRS Trust	32,357
1,489		Utilities Select Sector SPDR Fund	43,523
1,908		Vanguard Emerging Markets ETF	66,856
1,073		Vanguard Industrials ETF	49,787
529		Vanguard Information Technology ETF	25,217
235		Vanguard REIT ETF	9,228
3,727		Vanguard Utilities ETF	228,241
4,680		WisdomTree Dreyfus Brazilian Real Fund	113,630
5,627		WisdomTree Emerging Markets Equity Income Fund	248,545
7,254		WisdomTree India Earnings Fund	138,769
2,557		WisdomTree International Real Estate Fund	68,323
4,860		WisdomTree Pacific ex-Japan Total Dividend Fund	261,807

		TOTAL INVESTMENT COMPANIES (Cost $13,207,106)	$13,791,954

SHORT TERM INVESTMENTS - 29.7%
MONEY MARKET FUNDS - 29.7%
1,192,933		Fidelity Institutional Government Portfolio, 0.19%	1,192,933
1,192,933		Fidelity Institutional Money Market Portfolio, 0.42%	1,192,933
1,192,933		Goldman Sachs Financial Square Federal Fund, 0.11%	1,192,933
1,192,934		Goldman Sachs Financial Square Government Fund, 0.11%	1,192,934
1,192,933		Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	1,192,933

		TOTAL SHORT TERM INVESTMENTS (Cost $5,964,666)	$5,964,666

		TOTAL INVESTMENTS (Cost $19,171,772) - 98.3%	$19,756,620
		Other Assets in Excess of Liabilities - 1.7%	345,833

		TOTAL NET ASSETS - 100.0%	$20,102,453

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.
16  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
August 31, 2009

	Evolution	Evolution
	Managed Bond Fund	All-Cap Equity Fund

Assets:
Investments, at market value (Note 2)	$47,150,609	$40,207,655
Cash	—	14,616
Receivable for Fund shares sold	742,177	59,718
Receivable for investments sold	1,138,519	8,571,497
Deposit at broker for futures	—	2,917,198
Variation margin receivable	—	286,627
Dividends and interest receivable	2,683	45,741
Prepaid expenses and other assets	5,158	5,567

Total Assets	49,039,146	52,108,619

Liabilities:
Payable for investments purchased	1,147,766	8,130,052
Payable for Fund shares redeemed	46,066	1,345
Due to broker for futures	—	424,998
Accrued advisory expense	39,169	37,299
Accrued distribution expense	13,949	15,162
Accrued operating services fees	19,148	18,655
Accrued expenses and other liabilities	8,280	8,820

Total Liabilities	1,274,378	8,636,331

Net Assets	$47,764,768	$43,472,288

Net Assets Consist Of:
Capital stock	$50,792,661	$60,716,473
Accumulated undistributed net investment income (loss)	253,634	1,046
Accumulated undistributed net realized gain (loss)	(5,778,411)	(19,338,051)
Net unrealized appreciation (depreciation) on:
Investments	2,496,884	2,235,362
Futures	—	(142,542)

Total Net Assets	$47,764,768	$43,472,288

Calculation of Net Asset Value Per Share:
Net assets	$47,764,768	$43,472,288
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,882,717	2,931,633
Net asset value, redemption price and offering price per share	$16.57	$14.83

Cost of Investments	$44,653,725	$37,972,293

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  17

Statements of Assets and Liabilities
August 31, 2009

	Evolution Market	Evolution Alternative
	Leaders Fund	Investment Fund

Assets:
Investments, at market value (Note 2)	$44,292,057	$19,756,620
Cash	—	944
Receivable for Fund shares sold	522,065	180,012
Receivable for investments sold	8,070,675	1,229,792
Dividends and interest receivable	193	1,214
Prepaid expenses and other assets	6,793	5,322

Total Assets	52,891,783	21,173,904

Liabilities:
Payable for investments purchased	7,645,612	1,033,338
Payable for Fund shares redeemed	95,181	701
Accrued advisory expense	37,770	17,676
Accrued distribution expenses	10,683	7,231
Accrued operating services fees	18,880	8,449
Accrued expenses and other liabilities	6,262	4,056

Total Liabilities	7,814,388	1,071,451

Net Assets	$45,077,395	$20,102,453

Net Assets Consist Of:
Capital stock	$51,894,354	$27,947,370
Accumulated undistributed net investment income (loss)	—	30,374
Accumulated undistributed net realized gain (loss)	(8,689,683)	(8,460,139)
Net unrealized appreciation on:
Investments	1,872,724	584,848

Total Net Assets	$45,077,395	$20,102,453

Calculation of Net Asset Value Per Share:
Net assets	$45,077,395	$20,102,453
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	3,972,437	1,295,429
Net asset value, redemption price and offering price per share	$11.35	$15.52

Cost of Investments	$42,419,333	$19,171,772

The accompanying notes are an integral part of these financial statements.
18  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended August 31, 2009

	Evolution	Evolution
	Managed Bond Fund	All-Cap Equity Fund

Investment income:
Dividend income (net of foreign withholding tax of $- and $3,770, respectively)	$1,426,372	$533,825
Interest income	6,186	89,245

Total investment income	1,432,558	623,070

Expenses:
Investment advisory fees	341,391	455,211
Distribution expenses	85,348	113,803
Shareholder servicing fees	51,209	68,282
Administration fees	10,611	14,775
Fund accounting fees	22,027	34,192
Custody fees	7,015	9,792
Transfer agent fees	27,841	46,824
Federal and state registration	13,639	13,149
Professional fees	29,547	37,256
Reports to shareholders	3,799	4,546
Trustees’ fees and expenses	2,177	2,985
Operating services fees	37,433	37,474
Other	8,243	11,319

Total expenses before reimbursement	640,280	849,608
Less: Expenses paid indirectly (Note 6)	(472)	(6,268)

Total expenses	639,808	843,340

Net investment income (loss)	792,750	(220,270)

Realized and unrealized gain (loss) on investments:
Net realized loss on:
Investments	(1,210,027)	(9,272,027)
Futures	—	(21,943)

	(1,210,027)	(9,293,970)

Capital gain distributions from regulated investment companies	7,553	—

Change in unrealized appreciation (depreciation) on:
Investments	2,187,303	1,376,556
Futures	—	(269,841)

	2,187,303	1,106,715

Net realized and unrealized gain (loss) on investments	984,829	(8,187,255)

Net increase (decrease) in net assets resulting from operations	$1,777,579	$(8,407,525)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  19

Statements of Operations
Year Ended August 31, 2009

	Evolution Market	Evolution Alternative
	Leaders Fund	Investment Fund

Investment income:
Dividend income (net of foreign withholding tax of $- and $2,799, respectively)	$408,326	$271,094
Interest income	20,371	92,937

Total investment income	428,697	364,031

Expenses:
Investment advisory fees	246,285	201,909
Distribution expenses	61,571	50,477
Shareholder servicing fees	36,943	30,287
Administration fees	7,259	6,638
Fund accounting fees	16,453	15,055
Custody fees	5,204	6,886
Transfer agent fees	17,219	25,211
Federal and state registration	14,248	13,874
Professional fees	31,572	27,280
Reports to shareholders	2,450	370
Trustees’ fees and expenses	1,402	1,765
Operating services fees	36,453	16,745
Other	4,332	5,943

Total expenses before reimbursement/recoupment	481,391	402,440
Less: Reimbursement of expenses from Adviser	(12,223)	(13,322)
Less: Expenses paid indirectly (Note 6)	(1,226)	(5,491)

Total expenses	467,942	383,627

Net investment loss	(39,245)	(19,596)

Realized and unrealized gain (loss) on investments:
Net realized loss on:
Investments	(5,791,249)	(2,380,224)
Futures	4,217,978	—

	(1,573,271)	(2,380,224)

Capital gain distributions from regulated investment companies	562	57,971

Change in unrealized appreciation on:
Investments	536,527	250,018
Futures	37,937	—

	574,464	250,018

Net realized and unrealized loss on investments	(998,245)	(2,072,235)

Net decrease in net assets resulting from operations	$(1,037,490)	$(2,091,831)

The accompanying notes are an integral part of these financial statements.
20  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets
August 31, 2009

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2009	August 31, 2008	August 31, 2009	August 31, 2008

Operations:
Net investment income (loss)	$792,750	$1,159,615	$(220,270)	$(130,224)
Net realized loss on investments	(1,210,027)	(418,510)	(9,293,970)	(4,372,549)
Capital gain distributions from regulated
investment companies	7,553	5,575	—	—
Change in net unrealized appreciation (depreciation) on investments	2,187,303	(22,289)	1,106,715	(214,624)

Net increase (decrease) in net assets resulting from operations	1,777,579	724,391	(8,407,525)	(4,717,397)

Distributions to shareholders:
Net investment income	(665,397)	(1,479,225)	—	—
Net realized gains	—	—	—	(8,731,487)

Total distributions	(665,397)	(1,479,225)	—	(8,731,487)

Capital share transactions:
Proceeds from shares sold	45,622,040	12,095,784	39,304,950	15,791,146
Proceeds from shares issued to holders in reinvestment of distributions	665,395	1,479,225	—	8,731,487
Cost of shares redeemed	(25,877,073)	(26,313,490)	(22,562,344)	(40,183,923)

Net increase (decrease) in net assets resulting from capital share transactions	20,410,362	(12,738,481)	16,742,606	(15,661,290)

Total increase (decrease) in net assets	21,522,544	(13,493,315)	8,335,081	(29,110,174)

Net assets:
Beginning of year	26,242,224	39,735,539	35,137,207	64,247,381

End of year	$47,764,768	$26,242,224	$43,472,288	$35,137,207

Undistributed (Accumulated) net investment income (loss), end of year	$253,634	$125,500	$1,046	$—

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  21

Statements of Changes in Net Assets
August 31, 2009

	Evolution Market Leaders Fund		Evolution Alternative Investment Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2009	August 31, 2008	August 31, 2009	August 31, 2008

Operations:
Net investment income (loss)	$(39,245)	$91,438	$(19,596)	$800,941
Net realized loss on investments	(1,573,271)	(4,161,529)	(2,380,224)	(2,990,481)
Capital gain distributions from regulated investment companies	562	—	57,971	—
Net unrealized appreciation (depreciation) on investments	574,464	1,210,982	250,018	(1,299,026)

Net increase (decrease) in net assets resulting from operations	(1,037,490)	(2,859,109)	(2,091,831)	(3,488,566)

Distributions to shareholders:
Net investment income	—	(83,227)	(800,714)	(121,868)
Net realized gains	—	—	—	(1,223,072)
Return of capital	—	(46,292)	—	—

Total distributions	—	(129,519)	(800,714)	(1,344,940)

Capital share transactions:
Proceeds from shares sold	64,703,494	9,133,559	11,075,462	10,594,573
Proceeds from shares issued to holders in reinvestment of distributions	—	129,520	800,714	1,344,939
Cost of shares redeemed	(35,886,482)	(20,613,485)	(13,918,262)	(28,183,896)

Net increase (decrease) in net assets resulting from capital share transactions	28,817,012	(11,350,406)	(2,042,086)	(16,244,384)

Total increase (decrease) in net assets	27,779,522	(14,339,034)	(4,934,631)	(21,077,890)

Net assets:
Beginning of year	17,297,873	31,636,907	25,037,084	46,114,974
End of year	$45,077,395	$17,297,873	$20,102,453	$25,037,084

Undistributed (Accumulated) net investment income (loss), end of year	$—	$784	$30,374	$800,713

The accompanying notes are an integral part of these financial statements.
22  DIREXION ANNUAL REPORT

Financial Highlights
August 31, 2009

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset							Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		Net Assets,	Including Short Dividends		Excluding Short Dividends		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	End of	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[5]	Year/Period (,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]

Evolution Managed Bond Fund
Year Ended August 31, 2009	$16.41	$0.37	$0.12	0.49	$(0.33)	$—	$—	(0.33)	$16.57	3.04%	$47,765	—	—	1.88%	1.87%	2.32%	425%
Year ended August 31, 2008	16.83	0.59	(0.30)	0.29	(0.71)	—	—	(0.71)	16.41	1.78%	26,242	—	—	1.90%	1.75%	3.51%	439%
Year ended August 31, 2007	17.45	0.64	(0.51)	0.13	(0.75)	—	—	(0.75)	16.83	0.76%	39,736	—	—	1.75%	1.75%	3.70%	914%
Year ended August 31, 2006	18.20	0.46 [7]	(0.70)	(0.24)	(0.51)	—	—	(0.51)	17.45	(1.26%)	46,932	1.86%	1.84%	1.81%	1.79%[9]	2.70%[8]	1,156%
Year ended August 31, 2005	18.73	0.86 [7]	(0.41)	0.45	(0.98)	—	—	(0.98)	18.20	2.41%	14,642	2.12%	2.03%	2.09%	2.00%	4.63%[8]	941%
Evolution All-Cap Equity Fund
Year Ended August 31, 2009	18.55	(0.07)	(3.65)	(3.72)	—	—	—	—	14.83	(20.05%)	43,472	—	—	1.87%	1.85%	(0.48%)	1,977%
Year ended August 31, 2008	24.31	(0.06)	(1.96)	(2.02)	—	(3.74)	—	(3.74)	18.55	(10.07%)	35,137	—	—	1.84%	1.75%	(0.27%)	1,374%
Year ended August 31, 2007	22.75	0.03	2.67	2.70	(0.19)	(0.95)	—	(1.14)	24.31	12.03%	64,247	—	—	1.69%	1.69%	0.10%	885%
Year ended August 31, 2006	21.24	0.20	2.03	2.23	—	(0.72)	—	(0.72)	22.75	10.61%	112,721	—	—	1.67%	1.69%[9]	0.88%	1,119%
Year ended August 31, 2005	17.55	(0.23)	3.92	3.69	—	—	—	—	21.24	21.03%	20,184	—	—	1.97%	2.00%	(1.14%)	1,374%
Evolution Market Leaders Fund
Year Ended August 31, 2009	16.68	(0.02)	(5.31)	(5.33)	—	—	—	—	11.35	(31.95%)	45,077	—	—	1.95%	1.90%	(0.16%)	1,697%
Year ended August 31, 2008	18.80	0.07	(2.10)	(2.03)	(0.06)	—	(0.03)	(0.09)	16.68	(10.86%)	17,298	—	—	1.96%	1.75%	0.38%	1,191%
Year ended August 31, 2007	18.12	(0.03)	0.78	0.75	(0.07)	—	—	(0.07)	18.80	4.06%	31,637	—	—	1.85%	1.75%	(0.17%)	886%
January 27, 2006[10] to August 31, 2006	20.00	0.06	(1.94)	(1.88)	—	—	—	—	18.12	(9.40%)[2]	53,795	—	—	1.84%	1.75%	0.50%	864%[2]
Evolution Alternative Investment Fund
Year Ended August 31, 2009	17.63	(0.02)	(1.47)	(1.49)	(0.62)	—	—	(0.62)	15.52	(8.35%)	20,102	—	—	1.99%	1.90%	(0.10%)	785%
Year ended August 31, 2008	20.48	0.45	(2.60)	(2.15)	(0.06)	(0.64)	—	(0.70)	17.63	(10.77%)	25,037	—	—	1.89%	1.75%	2.32%	777%
Year ended August 31, 2007	20.65	0.32	(0.03)	0.29	(0.32)	(0.14)	—	(0.46)	20.48	1.35%	46,115	—	—	1.72%	1.75%	1.46%	824%
January 26, 2006[10] to August 31, 2006	20.00	0.22	0.49	0.71	(0.06)	—	—	(0.06)	20.65	3.57%[2]	58,519	—	—	1.82%	1.75%	1.88%	642%[2]

[1]	Annualized.
[2]	Not annualized.
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	Net investment income (loss) before dividends on short positions for the year ended August 31, 2006 and 2005 and the period ended August 31, 2004 was $0.47, $0.86 and $0.23, respectively.
[8]	Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the year ended August 31, 2006, 2005 and the period ended August 31, 2004 was 2.75%, 4.66% and 2.95%, respectively.
[9]	For the period September 1, 2005 to December 29, 2005 the annual cap on expenses excluding short dividends was 2.00%.
[10]	Commencement of operations.

DIREXION ANNUAL REPORT  23

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2009

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 34 series in operation of which 4 are included in this report, the Evolution Managed Bond Fund, the Evolution All-Cap Equity Fund, the Evolution Market Leaders Fund (formerly known as the Evolution Small Cap Fund) and the Evolution Alternative Investment Fund (formerly known as the Evolution Total Return Fund) (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The objective of the Evolution Managed Bond Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs) and closed end investment companies (collectively, fixed-income securities). The objective of the Evolution All-Cap Equity Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Market Leaders Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing primarily in equity securities either directly or indirectly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Alternative Investment Fund is to seek high total return on an annual basis consistent with a high tolerance for risk by investing primarily in securities, including dividend-paying equities or interest bearing fixed income securities, having a low or negative correlation with the S&P 500® Index (collectively, “alternative securities”) or indirectly through securities that invest in or are a derivative of alternative securities.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the

24  DIREXION ANNUAL REPORT

judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. Government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

The Funds were not invested in repurchase agreements at August 31, 2009.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amount. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount would be recorded as “unrealized appreciation (depreciation) on swaps” and when cash is exchanged, the gain or loss would be recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

The Funds were not invested in swap contracts at August 31, 2009.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds were not invested in short positions at August 31, 2009.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as

DIREXION ANNUAL REPORT  25

collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in options on futures contracts at August 31, 2009.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

k) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

26  DIREXION ANNUAL REPORT

The tax character of distributions for the Funds during the years ended August 31, 2009 and August 31, 2008 were as follows:

	Evolution Managed		Evolution All-Cap
	Bond Fund		Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2009	2008	2009	2008

Distributions paid from:
Ordinary Income	$665,397	$1,479,225	$—	$8,730,319
Long-Term Capital Gains	—	—	—	1,168
Return of Capital	—	—	—	—

Total Distributions paid	$665,397	$1,479,225	$—	$8,731,487

	Evolution Market		Evolution Alternative
	Leaders Fund		Investment Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2009	2008	2009	2008

Distributions paid from:
Ordinary Income	$—	$83,227	$800,714	$1,337,598
Long-Term Capital Gains	—	—	—	7,342
Return of Capital	—	46,292	—	—

Total Distributions paid	$—	$129,519	$800,714	$1,344,940

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended August 31, 2009.

As of August 31, 2009, the components of distributable earnings of the Funds on a tax basis were as follows:

	Evolution	Evolution	Evolution	Evolution
	Managed	All-Cap	Market	Alternative
	Bond Fund	Equity Fund	Leaders Fund	Investment Fund

Tax cost of investments	$46,020,544	$40,028,295	$43,105,839	$19,380,885
Gross unrealized appreciation	2,497,603	2,829,598	2,073,467	636,457
Gross unrealized depreciation	(1,367,538)	(2,650,238)	(887,249)	(260,722)

Net unrealized appreciation/(depreciation)	1,130,065	179,360	1,186,218	375,735

Undistributed ordinary income	253,634	—	—	30,374
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	253,634	—	—	30,374

Other accumulated gain/(loss)	(4,411,592)	(17,423,545)	(8,003,177)	(8,251,026)

Total accumulated earnings/(loss)	$(3,027,893)	$(17,244,185)	$(6,816,959)	$(7,844,917)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/(loss) on derivative positions.

DIREXION ANNUAL REPORT  27

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for net investment income and realized gains and losses under GAAP and tax reporting:

	Net Investment	Realized	Capital
	Income (Loss)	Gain (Loss)	Stock

Evolution Managed Bond Fund	781	—	(781)
Evolution All-Cap Equity Fund	221,316	(4,375)	(216,941)
Evolution Market Leaders Fund	38,461	(3,467)	(34,994)
Evolution Alternative Investment Fund	49,971	(53,332)	3,361

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to net operating losses, investments in partnerships and royalty trusts, dividend reclasses, and dividends on redemption adjustments with differing book and tax methods.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year, August 31, 2009.

At August 31, 2009, the following funds deferred, on a tax basis, post-October losses of:

Post October
Capital Loss Deferred

Evolution Managed Bond Fund	$—
Evolution All-Cap Equity Fund	4,778,133
Evolution Market Leaders Fund	—
Evolution Alternative Investment Fund	2,406

At August 31, 2009 the following funds had capital loss carryforwards on a tax basis of:

	Expires
	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	Total

Evolution Managed Bond Fund	$1,238,379	$596,309	$586,831	$1,226,623	$743,352	$4,391,494
Evolution All-Cap Equity Fund	—	—	—	3,893,085	8,377,957	12,271,042
Evolution Market Leaders Fund	—	—	1,584,209	94,888	6,295,982	7,975,079
Evolution Alternative Investment Fund	—	—	—	1,400,927	6,768,541	8,169,468

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2009, open Federal and state income tax years include the tax years ended August 31, 2006, August 31, 2007, August 31, 2008 and August 31, 2009. The Funds have no examination in progress.

The Funds have reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial positions or results of operations. There is no tax liability resulting from uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end August 31, 2006, August 31, 2007, August 31, 2008 and August 31, 2009. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

28  DIREXION ANNUAL REPORT

l) Credit Facility – U.S. Bank, N.A. (“U.S. Bank”) had made available to Funds a credit facility pursuant to a Line of Credit Agreement (“Line of Credit”) for meeting redemption requests. The Funds did not utilize the Line of Credit during the year ended August 31, 2009:

			Maximum Amount
	Available Borrowing	Outstanding	Outstanding during	Average
	(Lesser of 33 1/3% of	Balance as of	the Year Ended	Daily	Interest	Borrowings
	Fund’s Net Assets or)	August 31, 2009	August 31, 2009	Balance	Expense	Charged At

Evolution Managed Bond Fund	$4,675,000	$—	$—	$—	$—	Prime Rate less 1/2%
Evolution All-Cap Equity Fund	9,000,000	—	—	—	—	Prime Rate less 1/2%
Evolution Market Leaders Fund	5,500,000	—	—	—	—	Prime Rate less 1/2%
Evolution Alternative Investment Fund	2,650,000	—	—	—	—	Prime Rate less 1/2%

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

The capital share transactions for the Funds during the years ended August 31, 2009 and August 31, 2008 were as follows:

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2009	2008	2009	2008

Shares sold	2,851,237	722,420	2,525,299	736,314
Shares issued in reinvestment of distributions	40,574	89,486	—	417,176
Shares redeemed	(1,608,135)	(1,573,682)	(1,487,693)	(1,901,770)

Total net increase (decrease) from capital share transactions	1,283,676	(761,776)	1,037,606	(748,280)

			Evolution Alternative
	Evolution Market Leaders Fund		Investment Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2009	2008	2009	2008

Shares sold	5,995,220	514,267	705,646	546,642
Shares issued in reinvestment of distributions	—	7,085	52,783	69,541
Shares redeemed	(3,059,575)	(1,167,267)	(883,491)	(1,447,150)

Total net increase (decrease) from capital share transactions	2,935,645	(645,915)	(125,062)	(830,967)

DIREXION ANNUAL REPORT  29

4.	INVESTMENT TRANSACTIONS

During the year ended August 31, 2009, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps and futures contracts) were:

	Purchases	Sales

Evolution Managed Bond Fund	$161,073,682	$142,723,032
Evolution All-Cap Equity Fund	694,226,458	679,439,435
Evolution Market Leaders Fund	383,941,747	351,538,141
Evolution Alternative Investment Fund	91,745,508	100,684,541

There were no purchases or sales of long-term U.S. Government securities during the year ended August 31, 2009.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into sub-advisory agreements relating to the Funds whereby the sub-advisor, Flexible Plan Investments, Ltd., will direct investment activities of the Funds. The Adviser pays, out of the management fees it receives from the Funds, a fee for these sub-advisory services. For the period September 1, 2008 through June 30, 2009, the Adviser has contractually agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. Under this contract, the Adviser could recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery did not cause the Fund to exceed the annual cap on expenses from the period in which those expenses were originally waived. For the year ended August 31, 2009, the Adviser paid or recouped the following expenses:

	Evolution	Evolution	Evolution	Evolution
	Managed	All-Cap	Market	Alternative
	Bond Fund	Equity Fund	Leaders Fund	Investment Fund

Annual Advisory Rate	1.00%	1.00%	1.00%	1.00%
Annual cap on expenses - September 1, 2008 - June 30, 2009	1.90%	1.90%	1.90%	1.90%
Expenses paid in excess of annual cap on expenses - 2009	$—	$—	$12,223	$13,322
Adviser expense waiver recovery - 2009	$—	$—	$—	$—

On May 20, 2009, the Board of Trustees, based upon on management’s recommendation, approved a new Operating Services Agreement (the “Agreement”). Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds. Effective July 1, 2009, the annual expense caps are no longer applicable. The Adviser relinquished all recovery of expenses waived by the Funds for the previous three years through June 30, 2009.

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the average net assets of each Fund and the below amount:

Evolution Managed Bond Fund	0.50%
Evolution All-Cap Equity Fund	0.50%
Evolution Market Leaders Fund	0.50%
Evolution Alternative Investment Fund	0.50%

30  DIREXION ANNUAL REPORT

Expenses subject to potential recovery relinquished by Adviser:

Evolution Managed Bond Fund	$56,493
Evolution All-Cap Equity Fund	$41,552
Evolution Market Leaders Fund	$120,101
Evolution Alternative Investment Fund	$58,862

Distribution Expenses: Shares of the Funds are subject to an annual Rule 12b-1 fee equal to 0.25% of the average daily net assets.

Shareholder Servicing Fees: The Board has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.15% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services for and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds, and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the year ended August 31, 2009. The Distributor is an affiliate of the Adviser.

U.S. Bank N.A. and/or its affiliates receive revenue from certain broker-dealers that may receive Rule 12b-1 fees or other payments from mutual funds in which certain Direxion Funds may invest. The Board of Trustees agreed to have 70% of the fees received by U.S. Bank N.A. applied against custody and transfer agent invoices. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly”. For the fiscal year ended August 31, 2009, the amount of custody expenses reduced by this revenue was as follows:

	Custody	Transfer Agent	Total

Evolution Managed Bond Fund	$273	$199	$472
Evolution All-Cap Equity Fund	652	5,616	6,268
Evolution Market Leaders Fund	393	833	1,226
Evolution Alternative Investment Fund	193	5,298	5,491

6.	VALUATION MEASUREMENTS

The Funds have adopted Statement on Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position No. 157-4 (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosures of valuation for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities,

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009:

	Evolution Managed Bond Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$45,473,303	$—	$—	$45,473,303
Short-Term Investments	$1,677,306	$—	$—	$1,677,306

DIREXION ANNUAL REPORT  31

	Evolution All-Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity Securities	$33,524,348	$—	$—	$33,524,348
Investment Companies	$6,398,032	$—	$—	$6,398,032
Short-Term Investments	$285,275	$—	$—	$285,275
Other Financial Instruments*	$(142,542)	$—	$—	$(142,542)

	Evolution Market Leaders Fund
	Level 1	Level 2	Level 3	Total

Equity Securities	$5	$—	$—	$5
Investment Companies	$43,716,822	$—	$—	$43,716,822
Short-Term Investments	$575,230	$—	$—	$575,230

	Evolution Alternative Investment Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$13,791,954	$—	$—	$13,791,954
Short-Term Investments	$5,964,666	$—	$—	$5,964,666

For further information regarding industry classification, see the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

7.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) effective for fiscal years beginning after November 15, 2008. FASB further clarified that the disclosures required by FAS 161 be provided for any reporting period beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds uses derivative instruments as part of its principal investment strategy to achieve its investment objective. As of August 31, 2009, the Funds were invested in futures contracts.

At August 31, 2009, the fair value of derivatives instruments were as follows:

Liability derivatives[1]
		Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total

Evolution All-Cap	Futures contracts*	$—	$—	$—	$142,542	$142,542

Equity Fund	Total	$—	$—	$—	$142,542	$142,542

[1]	Statement of Assets and Liabilities location: Variation margin payable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

32  DIREXION ANNUAL REPORT

Transactions in derivative instruments during the year ended August 31, 2009, were as follows:

		Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total

Evolution All-Cap	Realized gain (loss)[1]
Equity Fund	Futures contracts	$—	$—	$—	$(21,943)	$(21,943)

	Total realized gain (loss)	$—	$—	$—	$(21,943)	$(21,943)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$—	$—	$(269,841)	$(269,841)

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$(269,841)	$(269,841)

Evolution Market	Realized gain (loss)[1]
Leaders Fund	Futures contracts	$—	$—	$—	$4,217,978	$4,217,978

	Total realized gain (loss)	$—	$—	$—	$4,217,978	$4,217,978

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$—	$—	$37,937	$37,937

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$37,937	$37,937

[1]	Statement of Operations location: Net realized gain (loss) on futures.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures.

For the fiscal year ended August 31, 2009, the quarterly average gross notional amounts of the derivatives held by the Fund was as follows:

Short Futures
Contracts

Evolution Managed Bond Fund	$—
Evolution All-Cap Equity Fund	18,339,751
Evolution Market Leaders Fund	4,122,290
Evolution Alternative Investment Fund	—

8.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (“FAS 165”). Funds adopted FAS 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non- recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, FAS 165 requires an entity to disclose the date through which subsequent events have been evaluated. The Funds have evaluated subsequent events through the issuance of their financial statements on October 29, 2009.

In June 2009, FASB issued Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards Codificationtm and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (“FAS 168”). FAS 168 replaces FASB Statement No. 162, Hierarchy of Generally Accepted Accounting Principles and establishes the “FASB Accounting Standards Codificationtm” (“Codification”) as the source of authoritative accounting principles recognized by FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of FAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoirtiative. FAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds evaluated this new statement, and have determined that it will not have a significant impact on the determination or reporting of the Funds’ financial statements.

DIREXION ANNUAL REPORT  33

Direxion Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of Direxion Funds:

We have audited the accompanying statements of assets and liabilities of the Evolution Managed Bond Fund, Evolution All-Cap Equity Fund, Evolution Market Leaders Fund (formerly Evolution Small Cap Fund), and Evolution Alternative Investment Fund (formerly Evolution Total Return Fund) (four of the series of the Direxion Funds) (the “Funds”), including the schedules of investments, as of August 31, 2009, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned four of the series of Direxion Funds at August 31, 2009, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 29, 2009

34  DIREXION ANNUAL REPORT

Additional Information
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended August 31, 2009, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified income was as follows:

Evolution Managed Bond Fund	100.0%
Evolution All-Cap Equity Fund	0.0%
Evolution Market Leaders Fund	0.0%
Evolution Alternative Investment Fund	88.7%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended August 31, 2009, was as follows:

Evolution Managed Bond Fund	100.0%
Evolution All-Cap Equity Fund	0.0%
Evolution Market Leaders Fund	0.0%
Evolution Alternative Investment Fund	99.6%

DIREXION ANNUAL REPORT  35

Direxion Funds
TRUSTEES AND OFFICERS

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Lawrence C. Rafferty(1) Age: 66	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	77	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees

				# of Portfolios
				in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel J. Byrne Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present.	77	Trustee, The Opening Word Program, Wyandanch, New York

Gerald E. Shanley III Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A. 1979-present.	77	None

John Weisser Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	77	Director, MainStay VP Fund Series; Director ICAP Funds, Inc; Director, The MainStay Funds; Director, Eclipse Funds, Inc.

36  DIREXION ANNUAL REPORT

Direxion Funds
TRUSTEES AND OFFICERS

Officers

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel D. O’Neill Age: 41	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999-present.	N/A	N/A

William Franca Age: 52	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	N/A

Christopher Lewis Age: 38	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009 – present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A

Guy F. Talarico Age: 53	Principal Financial Officer and Treasurer	Once Year; Since 2008
			CEO, Alaric Compliance Services LLC, 2006-present; Co-CEO EOS Compliance Services, LLC, 2004-2006; Senior Director, Investors Bank and Trust Co, 2001-2004; Division Executive, JP Morgan-Chase Bank, 1986-2001; Group Product Manager, Lever Brothers Company, 1977-1986.	N/A	N/A

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 36	Secretary	One Year; Since 2004

			Senior Vice President USBFS since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services LLC, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC, 2000-2003.	N/A	N/A

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 34 portfolios, the Direxion Insurance Trust which currently offers for sale 3 portfolios and the Direxion ETF Trust which currently offers for sale to the public 20 of the 40 funds currently registered with the SEC.

The address for all trustees and officers except Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

DIREXION ANNUAL REPORT  37

Investment Advisory and Subadvisory Agreements Approvals

Provided below is a summary of certain of the factors the Board considered at its August 26, 2009 Board meeting in renewing: (1) the Advisory Agreement between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the Evolution All-Cap Equity Fund, Evolution Alternative Investment Fund, Evolution Managed Bond Fund and Evolution Market Leaders Fund, each a series of the Trust (the “Funds”); and (2) the Subadvisory Agreement between Rafferty and Flexible Plan Investments, Inc. (“Flexible”) on behalf of the Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory and Subadvisory Agreement (each an “Agreement” and collectively, the “Agreements”) and each Trustee may have afforded different weight to the various factors.

In determining whether to approve the continuance of Agreements, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreements for all of the Funds were considered at the same Board meeting, the Board considered each Fund’s investment advisory and subadvisory relationship separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund to the extent applicable; (3) the costs to Rafferty and Flexible for providing services and the profitability of the advisory business to Rafferty and Flexible, if such information was provided; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty and Flexible (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived by Rafferty and Flexible from their relationships with the Funds.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided or to be provided under the Advisory Agreements by Rafferty. The Board noted that Rafferty has provided services to the Trust since its inception and has developed an expertise in managing the Funds. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its expense reimbursement obligations, if any. The Board also considered that Rafferty utilizes the services of an independent compliance consulting firm and that reports from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of Flexible and the Funds’ service providers. Regarding the Subadvisory Agreement with Flexible, the Board noted that Flexible utilizes the Funds as the primary investments for its separate account clients. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty and Flexible to the Funds under the Agreements were fair and reasonable.

Performance of the Funds.  The Board evaluated the performance of each Fund relative to: (1) its benchmark index for monthly and annual periods ended July 31, 2009; and (2) the average performance of the relevant Lipper fund universe for monthly and annual periods ended June 30, 2009 (if available and unless otherwise noted). Although the Board received monthly performance reports for its consideration, the Board generally assigned more weight to the longer-term performance of the Funds. In this regard, the Board for all Funds noted the challenging nature of the markets for the calendar year 2008.

With respect to the Evolution All-Cap Equity Fund, the Board considered management’s description of the performance of the Lipper universe of specialty diversified equity funds. The Board also considered that: (1) as of July 31, 2009, the Fund outperformed its benchmark index for the one-, three- and five-year periods, but underperformed for the one-, three-, six- and nine-month, and year-to-date periods; and (2) as of June 30, 2009, the Fund underperformed the average of the relevant Lipper fund universe for all periods presented.

With respect to the Evolution Alternative Investment Fund, the Board considered management’s description of the performance of the Lipper universe of mixed asset target allocation conservative funds. The Board also considered that: (1) as of July 31, 2009, the Fund outperformed its benchmark index for the one- and three-year periods, but underperformed

38  DIREXION ANNUAL REPORT

for the one-, three-, six- and nine-month, and year-to-date periods; and (2) as of June 30, 2009, the Fund underperformed the average of the relevant Lipper fund universe for all periods presented.

With respect to the Evolution Managed Bond Fund, the Board considered management’s description of the performance of the Lipper universe of general bond funds. The Board also considered that: (1) as of July 31, 2009, the Fund outperformed its benchmark index for the one- and three-month periods, but underperformed for the six- and nine-month, year-to-date, and one-, three- and five-year periods; and (2) as of June 30, 2009, the Fund outperformed the average of the relevant Lipper fund universe for the one-year period, but underperformed for the one-, three- and six-month, and three- and five-year periods.

With respect to the Evolution Market Leader Fund, the Board considered management’s description of the performance of the Lipper universe of small cap core funds. The Board also considered that: (1) as of July 31, 2009, the Fund underperformed its benchmark index for all periods presented; and (2) as of June 30, 2009, the Fund underperformed the average of the relevant Lipper fund universe for all periods presented.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. The Board considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Advisory Agreement was fair and reasonable.

In considering the fees paid by Rafferty to Flexible, the Board considered Rafferty’s representation that the fees and expenses generally are higher than industry averages. However, Rafferty explained that the Funds help to lower the overall fees paid by Flexible’s clients and are offered to those clients in wrap programs. The Board also noted that, in some cases, Flexible uses the fees it receives from the Funds to reduce the asset-based fees it charges clients for providing investment advisory services. The Board further noted that Rafferty negotiated the lowest fee that Flexible charges for comparable client accounts. With respect to each Fund, the Board considered Flexible’s profits for its services to the extent such information was provided. In this regard, the Board noted Flexible’s representation that it did not earn any pre- or post-tax profits with respect to the services it provided to the Funds.

Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreements were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to achieve economies of scale or warrant a reduction in fee rates or the addition of breakpoints. Rafferty noted that it was continuing to work on its sales and marketing efforts to raise additional assets. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints was not necessary at this time.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. The Board also considered that Flexible has greater access to certain trust platforms due to its subadvisory services to the Evolution Funds. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreements for the Funds were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreements.

DIREXION ANNUAL REPORT  39

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ANNUAL REPORT AUGUST 31, 2009

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Flexible Plan Investments, Ltd.
3883 Telegraph Road
Bloomfield Hills, MI 48302

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file its complete schedule of portfolio holdings with the Commission for the first and third quarter of each fiscal year on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ANNUAL REPORT AUGUST 31, 2009

HCM Freedom Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Annual Report for the Direxion Funds covers the fiscal year September 1, 2008 to August, 31, 2009, (the “Annual Period”). U.S. equities declined during the Annual Period, with the DJ Industrial Average Index declining 14.85%, the S&P 500 Index declining 18.25% and the NASDAQ-100 Index declining 12.57%. The first half of the Annual Period was impacted by extreme price volatility in the equity markets, falling energy and commodity prices, continued problems in the mortgage markets which led to a credit squeeze, collapsing corporate earnings and increased fears of a U.S. recession. The second half of the Annual Period fared far better due in part to the Federal Stimulus plan that injected much needed capital into the U.S. economy. Despite the market turn around in March, the overall economic environment is still struggling to make up for losses suffered in the previous months. International Markets followed a similar path, with the MSCI World Index declining 19.28% for the Annual Period.

For the Annual Period, the HCM Freedom Fund (“the Fund”), which seeks long term capital appreciation with lower volatility than the overall market, gained 2.83% on a total return basis. During the Annual Period, Horizon Capital Management, Inc. (“HCM”), the sub-advisor to the Fund, decided that even though equity markets were improving, on a risk/reward basis, it would be inadequate to overlook the favorable performance of debt instruments such as mortgages and bonds. Thus, it would be inappropriate to use broad market indices as a benchmark for the Fund. Instead, the Fund performed as a balanced mutual fund of stocks, debt and cash. When the risk/reward environment is favorable, Fund mangers are willing to shift assets to predominately stock.

As always, we thank you for investing with us and look forward to our continued mutual success.

Best Regards,

Daniel O’Neill	Dexter Lyons	Mark Thomas
Direxion Funds	Horizon Capital Management, Inc.	Horizon Capital Management, Inc.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the HCM Freedom Fund, net of any fee, waivers or expense reimbursements is 2.52%.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: October 30, 2009

ANNUAL REPORT AUGUST 31, 2009

PSI Core Strength Fund

PSI Macro Trends Fund

PSI Total Return Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Annual Report for the PSI Funds covers the fiscal year September 1, 2008 to August, 31, 2009, (the “Annual Period”). This Annual Report covers the PSI Macro Trends Fund (the “Macro Trends Fund”), the PSI Core Strength Fund (the “Core Strength Fund”) and the PSI Total Return Fund (the “Total Return Fund”). Portfolio Strategies Investment Managers, (the “Sub-Advisor”), serves as the sub-advisor to the PSI Funds.

U.S. equities declined during the Annual Period, with the DJ Industrial Average Index declining 14.85%, the S&P 500 Index declining 18.25% and the NASDAQ-100 Index declining 12.57%. The first half of the Annual Period was impacted by extreme price volatility in the equity markets, falling energy and commodity prices, continued problems in the mortgage markets which led to a credit squeeze, collapsing corporate earnings and increased fears of a U.S. recession. The second half of the Annual Period fared far better due in part to the Federal Stimulus plan that injected much needed capital into the U.S. economy. Despite the market turn around in March, the overall economic environment is still struggling to make up for losses suffered in the previous months. International Markets followed a similar path, with the MSCI World Index declining 19.28% for the Annual Period.

The Macro Trends Fund seeks to implement short or long strategies to achieve capital appreciation. The Macro Trends Fund declined 15.03%, on a total return basis, during the Annual Period, compared to -18.25% for the S&P 500 Index.

The Core Strength Fund seeks to achieve returns equal to or better than the return of the broad U.S. stock market as measured by the S&P 500 Index over a full market cycle. The Core Strength Fund declined 4.43% on a total return basis, during the Annual Period, compared to -18.25% for the S&P 500 Index.

The Total Return Fund, which seeks income plus capital appreciation, declined 9.13%, on a total return basis, compared to a gain of 7.94% for the Barclay’s Capital Aggregate Bond Index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	David Jajewski
Direxion Funds	Portfolio Strategies, Inc.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Macro Trends Fund, the Core Strength Fund, and the Total Return Fund is 2.29%, 2.31%, 2.12%, respectively, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: October 30, 2008

ANNUAL REPORT AUGUST 31, 2009

Spectrum Select Alternative Fund

Spectrum Global Perspective Fund

Spectrum Equity Opportunity Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Annual Report for the Spectrum Funds covers the fiscal year September 1, 2008 to August, 31, 2009, (the “Annual Period”). This Annual Report covers the Spectrum Global Perspective Fund (the “Global Perspective Fund”), the Spectrum Equity Opportunity Fund (the “Equity Opportunity Fund”) and the Spectrum Select Alternative Fund, formerly the Spectrum High Yield Plus Fund, (the “Select Alternative Fund”). Hundredfold Advisors, LLC (the “Sub-Advisor”), serves as the sub-advisor to the Spectrum Funds.

U.S. equities declined during the Annual Period, with the DJ Industrial Average Index declining 14.85%, the S&P 500 Index declining 18.25% and the NASDAQ-100 Index declining 12.57%. The first half of the Annual Period was impacted by extreme price volatility in the equity markets, falling energy and commodity prices, continued problems in the mortgage markets which led to a credit squeeze, collapsing corporate earnings and increased fears of a U.S. recession. The second half of the Annual Period fared far better due in part to the Federal Stimulus plan that injected much needed capital into the U.S. economy. Despite the market turn around in March, the overall economic environment is still struggling to make up for losses suffered in the previous months. International Markets followed a similar path, with the MSCI World Index declining 19.28% for the Annual Period.

The Global Perspective Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis. The Global Perspective Fund gained 2.65%, on a total return basis, during the Annual Period, compared to -19.28% for the MSCI World Index. The MSCI World Index is a capitalization weighted index that monitors the performance of stocks from around the world. The Global Perspective Fund was able to benefit from a high cash position for much of the year due to defensive strategies implemented by the Fund’s adaptive allocation formulas built into the Fund’s design. By adjusting the Fund’s investment positions as technical indicators dictate, the Fund has been able to sidestep major declines, and still be in a position to take advantage of more aggressive asset allocations when the market conditions changed. This is the cornerstone of the Fund’s investment philosophy which focuses on controlling risk.

The Equity Opportunity Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis. The Equity Opportunity Fund declined 0.60%, on a total basis, compared to a total return for the S&P 500 Index of -18.25%. The Equity Opportunity Fund also had high cash levels to reduce risk during the substantial sell-off over the past year, but was able to take more aggressive positions when technical indicators suggested the potential of a significant rally in March.

The Select Alternative Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis. During the Annual Period, the Select Alternative Fund gained 14.09%, on a total return basis, compared to a total return for the Barclay’s Capital Aggregate Bond Index of 7.94% and a total return of -18.25% for the S&P 500 Index. The Select Alternative Fund increased its exposure to the High Yield Corporate Bond in March and also various other alternative market neutral strategies for much of the past 6 months and has been able to participate in steady gains with limited equity exposure, keeping the fund drawdowns very stable, while producing favorable gains.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Ralph Doudera
Direxion Funds	Hundredfold Advisors, LLC

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund, and the Spectrum Equity Opportunity Fund is 4.42%, 2.81% and 3.21%, respectively, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: October 30, 2009

HCM Freedom Fund
December 7, 20041 - August 31, 2009 (Unaudited)

	Average Annual Total Return[2]
			Since
	1 Year	3 Year	Inception

HCM Freedom Fund	2.83%	(0.14)%	(2.03)%

S&P 500 Index	(18.25)%	(5.78)%	(0.93)%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Investment Companies	88.3%

Total Exposure	88.3%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.

2  DIREXION ANNUAL REPORT

Expense Example
August 31, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (March 1, 2009 — August 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION ANNUAL REPORT  3

Expense Example Tables
August 31, 2009 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	March 1, 2009	August 31, 2009	Period[2]

HCM Freedom Fund
Based on actual fund return	2.42%	$1,000.00	$1,057.10	$12.55
Based on hypothetical 5% return	2.42%	1,000.00	1,013.01	12.28

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
August 31, 2009 (Unaudited)

		Investment
	Cash*	Companies	Total

HCM Freedom Fund	12%	88%	100%

*	Cash, cash equivalents and other assets less liabilities.

4  DIREXION ANNUAL REPORT

HCM Freedom Fund
Schedule of Investments
August 31, 2009

Shares		Value

INVESTMENT COMPANIES - 88.3%
2,941,465	Putnam Diversified Income Trust	$22,266,892

	TOTAL INVESTMENT COMPANIES (Cost $21,000,000)	$22,266,892

SHORT TERM INVESTMENTS - 11.9%
MONEY MARKET FUNDS - 11.9%
239,950	Fidelity Institutional Government Portfolio, 0.19%	239,950
239,950	Fidelity Institutional Money Market Portfolio, 0.42%	239,950
239,950	Goldman Sachs Financial Square Federal Fund, 0.11%	239,950
2,029,950	Goldman Sachs Financial Square Government Fund, 0.11%	2,029,950
239,950	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	239,950

	TOTAL SHORT TERM INVESTMENTS (Cost $2,989,750)	$2,989,750

	TOTAL INVESTMENTS (Cost $23,989,750) - 100.2%	$25,256,642
	Liabilities in Excess of Other Assets - (0.2)%	(47,523)

	TOTAL NET ASSETS - 100.0%	$25,209,119

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  5

Statement of Assets and Liabilities
August 31, 2009

HCM Freedom
Fund

Assets:
Investments, at market value (Note 2)	$25,256,642
Dividends and interest receivable	1,092
Prepaid expenses and other assets	2,897

Total Assets	25,260,631

Liabilities:
Accrued investment advisory fees	22,586
Accrued distribution expenses	17,088
Accrued operating services fees	11,748
Accrued expenses and other liabilities	90

Total Liabilities	51,512

Net Assets	$25,209,119

Net Assets Consist Of:
Capital stock	$45,475,450
Accumulated undistributed net investment income	50,357
Accumulated undistributed net realized loss	(21,583,580)
Net unrealized appreciation on:
Investments	1,266,892

Total Net Assets	$25,209,119

Calculation of Net Asset Value Per Share - Service Class:
Net assets	$25,209,119
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,741,957
Net Asset Value, Redemption Price and Offering Price Per Share	$14.47

Cost of Investments	$23,989,750

The accompanying notes are an integral part of these financial statements.
6  DIREXION ANNUAL REPORT

Statement of Operations
Year Ended August 31, 2009

HCM Freedom Fund

Investment income:
Dividend income	$435,553
Interest income	174,632

Total investment income	610,185

Expenses:
Investment advisory fees	246,309
Distribution expenses	197,047
Administration fees	8,073
Fund accounting fees	17,059
Custody fees	6,190
Transfer agent fees	32,583
Federal and state registration	5,092
Professional fees	29,173
Reports to shareholders	3,823
Trustees’ fees and expenses	2,004
Operating services fees	42,611
Other	6,010

Total expenses before recoupment	595,974
Plus: Recoupment of previously waived expenses	13,020
Less: Expenses paid indirectly (Note 6)	(9,755)

Total expenses	599,239

Net investment income	10,946

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	959,208
Swaps	(1,514,802)

(555,594)

Change in unrealized appreciation (depreciation) on:
Investments	1,266,892

Net realized and unrealized loss on investments	711,298

Net increase in net assets resulting from operations	$722,244

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  7

Statement of Changes in Net Assets

	HCM Freedom Fund
	Year Ended	Year Ended
	August 31, 2009	August 31, 2008

Operations:
Net investment income	$10,946	$99,787
Net realized loss on investments	(555,594)	(1,234,015)
Change in net unrealized appreciation (depreciation) on investments	1,266,892	(34,623)

Net increase (decrease) in net assets resulting from operations	722,244	(1,168,851)

Distributions to shareholders:
Net investment income	(1,039,384)	(3,487,566)

Total distributions	(1,039,384)	(3,487,566)

Capital share transactions:
Proceeds from shares sold	2,223,837	1,414,324
Proceeds from shares issued to holders in reinvestment of dividends	1,034,802	3,479,021
Cost of shares redeemed	(3,248,933)	(3,362,586)

Net increase in net assets resulting from capital share transactions	9,706	1,530,759

Total decrease in net assets	(307,434)	(3,125,658)

Net assets:
Beginning of year	25,516,553	28,642,211

End of year	$25,209,119	$25,516,553

Undistributed (Accumulated) net investment income (loss), end of year	$50,357	$1,039,382

The accompanying notes are an integral part of these financial statements.
8  DIREXION ANNUAL REPORT

Financial Highlights
August 31, 2009

										RATIOS TO AVERAGE NET ASSETS
														Net
			Net Realized	Net Increase										Investment
	Net Asset	Net	and	(Decrease)	Dividends		Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net		Value,		End of	Including Short Dividends		Excluding Short Dividends		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Distributions	Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]

HCM Freedom Fund
Year ended August 31, 2009	$14.68	$0.01	$0.40	$0.41	$(0.62)	$(0.62)	$14.47	2.83%	$25,209	—	—	2.42%	2.43%	0.05%	1,311%
Year ended August 31, 2008	17.46	0.06	(0.70)	(0.64)	(2.14)	(2.14)	14.68	(4.43%)	25,517	—	—	2.50%	2.45%	0.35%	2,886%
Year ended August 31, 2007	18.11	0.34	(0.11)	0.23	(0.88)	(0.88)	17.46	1.32%	28,642	—	—	2.18%	2.18%	1.98%	4,042%
Year ended August 31, 2006	18.91	0.40	(1.08)	(0.68)	(0.12)	(0.12)	18.11	(3.61%)	53,753	—	—	2.22%	2.12%	2.14%	3,065%
December 7, 2004[8] to August 31, 2005	20.00	0.11	(1.20)	(1.09)	—	—	18.91	(5.45%)[2]	140,786	2.31%	2.11%	2.30%	2.10%	0.82%[7]	2,215%[2]

[1]	Annualized.
[2]	Not annualized.
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was 0.83%.
[8]	Commencement of operations.

DIREXION ANNUAL REPORT  9

PSI Core Strength Fund
January 8, 20071 - August 31, 2009 (Unaudited)

	Total Return[2]
		Since
	1 Year	Inception

PSI Core Strength Fund	(4.43)%	(4.72)%

S&P 500 Index	(18.25)%	(9.54)%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Investment Companies	78.1%

Total Exposure	78.1%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.

10  DIREXION ANNUAL REPORT

PSI Macro Trends Fund
January 8, 20071 - August 31, 2009 (Unaudited)

	Total Return[2]
	Since Inception
		Since
	1 Year	Inception

PSI Macro Trends Fund	(15.03)%	(11.87)%

S&P 500 Index	(18.25)%	(9.54)%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Investment Companies	83.1%
Futures Contracts	15.9%
Swap Contracts	9.2%

Total Exposure	108.2%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.

DIREXION ANNUAL REPORT  11

PSI Total Return Fund
January 8, 20071 - August 31, 2009 (Unaudited)

	Total Return[2]
	Since Inception
		Since
	1 Year	Inception

PSI Total Return Fund	(9.13)%	(1.62)%

Barclays Capital Aggregate Bond Index[3]	7.94%	6.20%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Barclays Capital Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Investment Companies	84.4%
Futures Contracts	5.0%
Swap Contracts	15.1%

Total Exposure	104.5%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.
[3]	Formerly known as the Lehman U.S. Aggregate Bond Index.

12  DIREXION ANNUAL REPORT

Expense Example
August 31, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (March 1, 2009 — August 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION ANNUAL REPORT  13

Expense Example Tables
August 31, 2009 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	March 1, 2009	August 31, 2009	Period[2]

PSI Core Strength Fund
Based on actual fund return	2.00%	$1,000.00	$1,136.40	$10.77
Based on hypothetical 5% return	2.00%	1,000.00	1,015.12	10.16
PSI Macro Trends Fund
Based on actual fund return	2.00%	1,000.00	1,393.90	12.07
Based on hypothetical 5% return	2.00%	1,000.00	1,015.12	10.16
PSI Total Return Fund
Based on actual fund return	2.00%	1,000.00	1,047.10	10.32
Based on hypothetical 5% return	2.00%	1,000.00	1,015.12	10.16

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
August 31, 2009 (Unaudited)

		Investment
	Cash*	Companies	Futures		Swaps		Total

PSI Core Strength Fund	22%	78%	—		—		100%
PSI Macro Trends Fund	13%	83%	2%		2%		100%
PSI Total Return Fund	16%	84%	0	%**	0	%**	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

14  DIREXION ANNUAL REPORT

PSI Core Strength Fund
Schedule of Investments
August 31, 2009

Shares		$Value

INVESTMENT COMPANIES - 78.1%
32,400	DIAMONDS Trust Series I	3,080,268
16,200	Energy Select Sector SPDR	828,954
39,100	Financial Select Sector SPDR	574,770
16,200	iShares Barclays Aggregate Bond Fund	1,685,124
12,600	iShares Dow Jones Transportation Average Index Fund	831,222
16,300	iShares Dow Jones U.S. Basic Materials Sector Index Fund	824,128
14,300	iShares Dow Jones U.S. Healthcare Sector Index Fund	834,548
15,700	iShares Dow Jones U.S. Real Estate Sector Index Fund	637,577
10,000	iShares IBoxx $ High Yield Corporate Bond Fund	823,200
10,600	iShares IBoxx $ Investment Grade Bond Fund	1,116,498
20,400	iShares MSCI EAFE Index Fund	1,074,672
44,700	iShares MSCI Emerging Markets Index Fund	1,578,357
54,900	iShares MSCI Japan Index Fund	561,078
10,700	iShares NASDAQ Biotech Index Fund	837,596
14,500	iShares Russell 2000 Index Fund	828,675
15,200	iShares S&P Europe 350 Index Fund	557,688
13,900	Market Vectors Gold Miners	548,772
2,600	Oil Service HOLDRs Fund	273,520
7,400	PowerShares DB U.S. Dollar Index Bearish Fund	202,982
20,800	PowerShares QQQ Trust, Series 1	832,000
23,800	Rydex S&P Equal Weight Fund	845,852
37,700	SPDR Barclays Capital High Yield Fund - Class B	1,381,328
13,400	SPDR S&P Metals and Mining	544,040
19,100	Utilities Select Sector SPDR Fund	558,293

	TOTAL INVESTMENT COMPANIES (Cost $20,316,723)	$21,861,142

SHORT TERM INVESTMENTS - 28.4%
MONEY MARKET FUNDS - 28.4%
1,590,561	Fidelity Institutional Government Portfolio, 0.19%	1,590,561
1,590,562	Fidelity Institutional Money Market Portfolio, 0.42%	1,590,562
1,590,562	Goldman Sachs Financial Square Federal Fund, 0.11%	1,590,562
1,590,562	Goldman Sachs Financial Square Government Fund, 0.11%	1,590,562
1,590,561	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	1,590,561

	TOTAL SHORT TERM INVESTMENTS (Cost $7,952,808)	$7,952,808

	TOTAL INVESTMENTS (Cost $28,269,531) - 106.5%	$29,813,950
	Liabilities in Excess of Other Assets - (6.5%)	(1,825,332)

	TOTAL NET ASSETS - 100.00%	$27,988,618

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  15

PSI Macro Trends Fund
Schedule of Investments
August 31, 2009

Shares		$Value

INVESTMENT COMPANIES - 83.1%
16,700	iShares Barclays Treasury Inflation Protected Securities Bond Fund	1,699,392
21,400	iShares iBOXX $ High Yield Corporate Bond Fund	1,761,648
78,200	iShares MSCI EAFE Index Fund	4,119,576
74,800	iShares MSCI Emerging Markets Index Fund	2,641,188
18,900	iShares Russell 1000 Growth Index Fund	844,074
16,000	iShares Russell 1000 Value Index Fund	859,520
20,500	iShares Russell 2000 Index Fund	1,171,575
13,900	iShares Russell Midcap Growth Index	561,282
17,100	iShares Russell Midcap Value Index Fund	575,415
82,800	Rydex S&P Equal Weight ETF	2,942,712
60,300	SPDR S&P 500 ETF	6,183,765
9,900	SPDR S&P MidCap 400 ETF	1,177,011

	TOTAL INVESTMENT COMPANIES (Cost $21,262,017)	$24,537,158

SHORT TERM INVESTMENTS - 14.2%
MONEY MARKET FUNDS - 14.2%
795,029	Fidelity Institutional Government Portfolio, 0.19%	795,029
795,029	Fidelity Institutional Money Market Portfolio, 0.42%	795,029
795,029	Goldman Sachs Financial Square Federal Fund, 0.11%	795,029
1,015,029	Goldman Sachs Financial Square Government Fund, 0.11%(a)	1,015,029
795,029	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	795,029

	TOTAL SHORT TERM INVESTMENTS (Cost $4,195,145)	$4,195,145

	TOTAL INVESTMENTS (Cost $25,457,162) - 97.3%	$28,732,303
	Other Assets in Excess of Liabilities - 2.7%	789,536

	TOTAL NET ASSETS - 100.00%	$29,521,839

Percentages are stated as a percent of net assets.

(a)	$220,000 of this security is held as collateral for swap contracts.

PSI Macro Trends Fund
Futures Contracts
August 31, 2009

		Unrealized
Contracts		Appreciation

92	S&P 500 Index eMini Futures Expiring September 2009 (Underlying Face Amount at Market Value $4,695,450)	$426,778

PSI Macro Trends Fund
Long Equity Swap Contracts
August 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	Morgan Stanley Commodity Related Index	4,100	$2,133,411	6/4/2010	$586,384

The accompanying notes are an integral part of these financial statements.
16  DIREXION ANNUAL REPORT

PSI Total Return Fund
Schedule of Investments
August 31, 2009

Shares		$Value

INVESTMENT COMPANIES - 84.4%
30,780	iShares Barclays TIPS Bond Fund	3,132,173
105,350	iShares Barclays Aggregate Bond Fund	10,958,507
30,400	iShares iBoxx $ Investment Grade Corporate Bond Fund	3,202,032
17,200	iShares Barclays 7-10 Year Treasury Bond Fund	1,575,520
92,400	iShares Barclays 1-3 Year Treasury Bond Fund	7,754,208

	TOTAL INVESTMENT COMPANIES (Cost $26,149,300)	$26,622,440

SHORT TERM INVESTMENTS - 12.7%
MONEY MARKET FUNDS - 12.7%
692,772	Fidelity Institutional Government Portfolio, 0.19%	692,772
692,772	Fidelity Institutional Money Market Portfolio, 0.42%	692,772
692,772	Goldman Sachs Financial Square Federal Fund, 0.11%	692,772
1,222,772	Goldman Sachs Financial Square Government Fund, 0.11%(a)	1,222,772
692,772	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	692,772

	TOTAL SHORT TERM INVESTMENTS (Cost $3,993,860)	$3,993,860

	TOTAL INVESTMENTS (Cost $30,143,160) - 97.1%	$30,616,300
	Other Assets in Excess of Liabilities - 2.9%	911,183

	TOTAL NET ASSETS - 100.00%	$31,527,483

Percentages are stated as a percent of net assets.

(a)	$530,000 of this security is held as collateral for swap contracts.

PSI Total Return Fund
Futures Contracts
August 31, 2009

		Unrealized
Contracts		Depreciation

20	U.S. Dollar Index Futures Expiring September 2009 (Underlying Face Amount at Market Value $1,564,100)	$(23,685)

PSI Total Return Fund
Long Equity Swap Contracts
August 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	45,700	$4,731,934	9/20/2010	$20,818

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  17

Statements of Assets and Liabilities
August 31, 2009

	PSI Core	PSI Macro	PSI Total
	Strength Fund	Trends Fund	Return Fund

Assets:
Investments, at market value (Note 2)	$29,813,950	$28,732,303	$30,616,300
Receivable for Fund shares sold	23,203	1,407,676	25,899
Receivable for investments sold	3,267,399	—	2,486,238
Deposit at broker for futures	—	—	54,000
Due from broker for futures	—	378,000	—
Unrealized appreciation on swaps	—	586,384	20,818
Dividends and interest receivable	3,722	587	504
Other assets	5,524	5,472	11,110

Total Assets	33,113,798	31,110,422	33,214,869

Liabilities:
Payable for Fund shares redeemed	47	47	37
Payable for investments purchased	5,070,997	994,485	1,577,111
Deposit from broker for swaps	—	510,000	—
Due to broker for futures	—	—	20,000
Variation margin payable	—	26,463	3,600
Accrued advisory expense	26,588	27,277	30,474
Accrued distribution expense	10,755	13,007	29,577
Accrued operating services fees	10,511	10,627	11,874
Accrued expenses and other liabilities	6,282	6,677	14,713

Total Liabilities	5,125,180	1,588,583	1,687,386

Net Assets	$27,988,618	$29,521,839	$31,527,483

Net Assets Consist Of:
Capital stock	$29,881,191	$42,571,578	$35,719,704
Accumulated undistributed net investment income (loss)	—	—	—
Accumulated undistributed net realized gain (loss)	(3,436,992)	(17,338,042)	(4,662,494)
Net unrealized appreciation (depreciation) on:
Investments	1,544,419	3,275,141	473,140
Futures	—	426,778	(23,685)
Swaps	—	586,384	20,818

Total Net Assets	$27,988,618	$29,521,839	$31,527,483

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$27,988,618	$29,521,839	$31,527,483
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,679,967	2,161,572	1,750,349
Net asset value, redemption price and offering price per share	$16.66	$13.66	$18.01

Cost of Investments	$28,269,531	$25,457,162	$30,143,160

The accompanying notes are an integral part of these financial statements.
18  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended August 31, 2009

	PSI Core	PSI Macro	PSI Total
	Strength Fund	Trends Fund	Return Fund

Investment income:
Dividend income (net of foreign withholding tax of $79, $—, $—, respectively)	$305,966	$514,054	$700,707
Interest income	81,489	84,628	99,929

Total investment income	387,455	598,682	800,636

Expenses:
Investment advisory fees	233,938	288,326	320,305
Distribution expenses	50,856	62,680	69,631
Shareholder servicing fees	30,514	37,608	41,779
Administration fees	6,357	8,021	8,960
Fund accounting fees	13,498	17,731	18,233
Custody fees	4,479	4,827	6,221
Transfer agent fees	18,539	26,983	28,524
Federal and state registration	12,932	13,258	15,478
Professional fees	19,362	29,570	27,572
Reports to shareholders	903	1,628	782
Trustees’ fees and expenses	1,451	1,867	1,967
Operating services fees	20,371	20,656	23,300
Other	4,006	6,843	6,811

Total expenses before reimbursement	417,206	519,998	569,563
Less: Waiver of expenses and reimbursement from Adviser	(5,968)	(14,467)	(6,975)
Less: Expenses paid indirectly (Note 6)	(4,390)	(4,094)	(5,266)

Total expenses	406,848	501,437	557,322

Net investment income (loss)	(19,393)	97,245	243,314

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(1,699,894)	(9,024,338)	(955,207)
Futures	—	(3,460,509)	(1,209,627)
Swaps	—	(228,497)	(1,626,401)

	(1,699,894)	(12,713,344)	(3,791,235)

Change in unrealized appreciation (depreciation) on:
Investments	1,547,397	6,162,529	404,360
Futures	—	568,476	(44,665)
Swaps	—	646,468	233,889

	1,547,397	7,377,473	593,584

Net realized and unrealized gain (loss) on investments	(152,497)	(5,335,871)	(3,197,651)

Net increase (decrease) in net assets resulting from operations	$(171,890)	$(5,238,626)	$(2,954,337)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  19

Statements of Changes in Net Assets
Year Ended August 31, 2009

	PSI Core Strength Fund		PSI Macro Trends Fund		PSI Total Return Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2009	August 31, 2008	August 31, 2009	August 31, 2008	August 31, 2009	August 31, 2008

Operations:
Net investment income (loss)	$(19,393)	$92,300	$97,245	$463,477	$243,314	$658,149
Net realized gain (loss) on investments	(1,699,894)	(286,338)	(12,713,344)	(4,027,853)	(3,791,235)	30,561
Change in unrealized appreciation (depreciation) on investments	1,547,397	(421,716)	7,377,473	(1,414,174)	593,584	(200,433)

Net increase (decrease) in net assets resulting from operations	(171,890)	(615,754)	(5,238,626)	(4,978,550)	(2,954,337)	488,277

Distributions to shareholders:
Net investment income	—	—	(320,689)	(252,097)	(243,314)	(1,140,512)
Net realized gains	—	(858,895)	(24,511)	(913,194)	—	(607,914)
Return of capital	(39,894)	(199,791)	(36,679)	—	(41,706)	—

Total distributions	(39,894)	(1,058,686)	(381,879)	(1,165,291)	(285,020)	(1,748,426)

Capital share transactions:
Proceeds from shares sold	16,811,207	16,717,844	16,547,055	17,591,767	16,163,927	30,315,204
Proceeds from shares issued to holders in reinvestment of dividends	39,856	1,058,686	381,880	1,165,291	280,919	1,735,674
Cost of shares redeemed	(8,872,749)	(20,508,466)	(15,768,694)	(19,700,616)	(15,012,412)	(27,909,038)

Net increase (decrease) in net assets resulting from capital share transactions	7,978,314	(2,731,936)	1,160,241	(943,558)	1,432,434	4,141,840

Total increase (decrease) in net assets	7,766,530	(4,406,376)	(4,460,264)	(7,087,399)	(1,806,923)	2,881,691

Net assets:
Beginning of year	20,222,088	24,628,464	33,982,103	41,069,502	33,334,406	30,452,715

End of year	$27,988,618	$20,222,088	$29,521,839	$33,982,103	$31,527,483	$33,334,406

Undistributed (Accumulated) net investment income (loss), end of year	$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.
20  DIREXION ANNUAL REPORT

Financial Highlights
August 31, 2009

											RATIOS TO AVERAGE NET ASSETS
														Net
			Net Realized	Net Increase										Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions	Distributions		Net Asset		Net Assets,			Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	from		Value,		End of			After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	Return of	Total	End of	Total	Year/Period	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Capital	Distributions	Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]
PSI Core Strength Fund
Year ended August 31, 2009	$17.48	$(0.01)	$(0.77)	$(0.78)	$—	$—	$(0.04)	$(0.04)	$16.66	(4.43%)	$27,989	2.05%	2.00%	(0.10%)	2,328%
Year ended August 31, 2008	20.11	0.08	(1.67)	(1.59)	—	(0.84)	(0.20)	(1.04)	17.48	(8.44%)	20,222	2.09%	2.00%	0.43%	2,509%
January 8, 2007[7] to August 31, 2007	20.00	0.22	(0.11)	0.11	—	—	—	—	20.11	0.55%[2]	24,628	2.18%	2.00%	1.70%	935%[2]
PSI Macro Trends Fund
Year ended August 31, 2009	16.33	0.05	(2.54)	(2.49)	(0.15)	(0.01)	(0.02)	(0.18)	13.66	(15.03%)	29,522	2.07%	2.00%	0.39%	429%
Year ended August 31, 2008	19.42	0.22	(2.72)	(2.50)	(0.13)	(0.46)	—	(0.59)	16.33	(13.28%)	33,982	2.03%	2.00%	1.20%	304%
January 8, 2007[7] to August 31, 2007	20.00	(0.03)	(0.55)	(0.58)	—	—	—	—	19.42	(2.90%)[2]	41,070	2.03%	2.00%	(0.26%)	926%[2]
PSI Total Return Fund
Year ended August 31, 2009	20.00	0.16	(1.98)	(1.82)	(0.15)	—	(0.02)	(0.17)	18.01	(9.13%)	31,527	2.04%	2.00%	0.88%	271%
Year ended August 31, 2008	20.53	0.38	0.17	0.55	(0.67)	(0.41)	—	(1.08)	20.00	2.66%	33,334	2.01%	2.00%	1.84%	90%
January 8, 2007[7] to August 31, 2007	20.00	0.33	0.20	0.53	—	—	—	—	20.53	2.65%[2]	30,453	2.11%	2.00%	2.57%	191%[2]

[1]	Annualized.
[2]	Not annualized.
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	Commencement of operations.

DIREXION ANNUAL REPORT  21

Spectrum Select Alternative Fund
September 1, 20041 - August 31, 2009 (Unaudited)

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

Spectrum Select Alternative Fund	14.09%	4.53%	3.81%

Barclays Capital Aggregate Bond Index[3]	7.94%	6.35%	4.95%

S&P 500 Index	(18.25)%	(5.78)%	0.46%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of Barclays Capital U.S. Aggregate Bond Index and S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Investment Companies	94.1%
Futures Contracts	(5.0)%
Swap Contracts	5.0%

Total Exposure	94.1%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.
[3]	Formerly known as the Lehman U.S. Aggregate Bond Index.

22  DIREXION ANNUAL REPORT

Spectrum Global Perspective Fund
September 27, 20041 - August 31, 2009 (Unaudited)

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception
Spectrum Global Perspective Fund	2.65%	1.33%	8.42%

S&P 500 Index	(18.25)%	(5.78)%	0.49%

MSCI World Index	(19.28)%	(7.21)%	0.96%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of S&P 500 Index and MSCI World Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Investment Companies	73.8%
Swap Contracts	19.7%

Total Exposure	93.5%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.

DIREXION ANNUAL REPORT  23

Spectrum Equity Opportunity Fund
October 11, 20041 - August 31, 2009 (Unaudited)

	Average Annual Total Return[2]
			Since
	1 Year	3 Year	Inception

Spectrum Equity Opportunity Fund	(0.60)%	(0.87)%	2.04%

S&P 500 Index	(18.25)%	(5.78)%	0.09%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Investment Companies	73.1%
Swap Contracts	9.9%
Futures Contracts	15.0%

Total Exposure	98.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2009.

24  DIREXION ANNUAL REPORT

Expense Example
August 31, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period March 1, 2009 — August 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION ANNUAL REPORT  25

Expense Example Tables
August 31, 2009 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	March 1, 2009	August 31, 2009	Period[2]

Spectrum Select Alternative Fund
Based on actual fund return	2.58%	$1,000.00	$1,242.10	$14.58
Based on hypothetical 5% return	2.58%	1,000.00	1,012.20	13.09
Spectrum Global Perspective Fund
Based on actual fund return	2.50%	1,000.00	1,328.30	14.67
Based on hypothetical 5% return	2.50%	1,000.00	1,012.60	12.68
Spectrum Equity Opportunity Fund
Based on actual fund return	2.68%	1,000.00	1,248.40	15.19
Based on hypothetical 5% return	2.68%	1,000.00	1,011.70	13.59

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
August 31, 2009 (Unaudited)

		Investment
	Cash*	Companies	Futures		Swaps		Total

Spectrum Select Alternative Fund	6%	94%	0	%**	0	%**	100%
Spectrum Global Perspective Fund	25%	74%	—		1%		100%
Spectrum Equity Opportunity Fund	27%	73%	0	%**	0	%**	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

26  DIREXION ANNUAL REPORT

Spectrum Select Alternative Fund
Schedule of Investments
August 31, 2009

Shares		$Value

INVESTMENT COMPANIES - 94.1%
231,695	Absolute Opportunities Fund	2,817,416
736,876	Artio Global High Income Fund Class I	6,941,375
4,100	BlackRock Corporate High Yield Fund	38,827
23,100	BlackRock High Income Shares	38,808
11,900	Credit Suisse Asset Management Income Fund	37,723
11,100	Dreyfus High Yield Strategies Fund	36,408
4,950	DWS High Income Trust	36,877
275,964	Hartford Floating Rate Fund	2,235,305
161,394	J.P. Morgan Market Neutral Fund	2,527,437
108,624	Merger Fund	1,647,828
7,500	Neuberger Berman Income Opportunity Fund	41,775
4,700	New America High Income Fund	38,258
17,025	Northeast Investors Trust	92,786
170,631	TFS Market Neutral Fund	2,562,877
939,512	Western Asset High Yield Portfolio	7,328,190

	TOTAL INVESTMENT COMPANIES (Cost $23,705,495)	$26,421,890

SHORT TERM INVESTMENTS - 5.7%
MONEY MARKET FUNDS - 5.7%
193,188	Fidelity Institutional Government Portfolio, 0.19%	193,188
193,188	Fidelity Institutional Money Market Portfolio, 0.42%	193,188
193,188	Goldman Sachs Financial Square Federal Fund, 0.11%	193,188
823,187	Goldman Sachs Financial Square Government Fund, 0.11%(a)	823,187
193,188	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	193,188

	TOTAL SHORT TERM INVESTMENTS (Cost $1,595,939)	$1,595,939

	TOTAL INVESTMENTS (Cost $25,301,434) - 99.8%	$28,017,829
	Other Assets in Excess of Liabilities - 0.2%	63,032

	TOTAL NET ASSETS - 100.0%	$28,080,861

Percentages are stated as a percent of net assets.

(a)	$630,000 of this security is held as collateral for swap contracts.

Spectrum Select Alternative Fund
Short Futures Contracts
August 31, 2009

		Unrealized
Contracts		Appreciation

18	U.S. Dollar Index Futures
	Expiring September 2009 (Underlying Face Amount at Market Value $1,407,690)	$5,233

Spectrum Select Alternative Fund
Long Equity Swap Contracts
August 31, 2009

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital, LLC	Apple, Inc.	410	$68,283	8/6/2010	$673
Credit Suisse Capital, LLC	Aracruz Celulose S.A.	3,300	68,932	8/6/2010	753
Credit Suisse Capital, LLC	ATP Oil & Gas Corp.	6,920	69,376	8/6/2010	7,772
Credit Suisse Capital, LLC	Broadridge Financial Solution, Inc.	3,420	69,037	8/6/2010	2,157
Credit Suisse Capital, LLC	CAE, Inc.	9,140	69,450	8/6/2010	3,386
Credit Suisse Capital, LLC	Dollar Thrifty Automotive Group, Inc.	3,090	68,913	8/6/2010	(7,617)
Credit Suisse Capital, LLC	Flextronics International Ltd.	12,230	68,866	8/6/2010	3,648
Credit Suisse Capital, LLC	Fuel Systems Solutions, Inc.	2,110	69,054	8/6/2010	1,663
Credit Suisse Capital, LLC	Google, Inc.	150	69,171	8/6/2010	70
Credit Suisse Capital, LLC	Heartland Payment Systems, Inc.	6,160	69,477	8/6/2010	7,636
Credit Suisse Capital, LLC	Hologic, Inc.	4,390	68,902	8/6/2010	3,304
Credit Suisse Capital, LLC	Johnson & Johnson	1,130	68,990	8/6/2010	(149)
Credit Suisse Capital, LLC	M/I Homes, Inc.	4,740	68,941	8/6/2010	6,035
Credit Suisse Capital, LLC	Mindray Medical International Ltd.	2,200	68,938	8/6/2010	(968)
Credit Suisse Capital, LLC	Oriental Financial Group, Inc.	4,560	69,341	8/6/2010	(7,608)
Credit Suisse Capital, LLC	Parkway Properties, Inc.	4,040	69,178	8/6/2010	3,938
Credit Suisse Capital, LLC	Pennsylvania Real Estate Investment Trust	10,870	69,102	8/6/2010	4,585
Credit Suisse Capital, LLC	Perfect World Co. Ltd.	1,730	69,206	8/6/2010	(3,216)
Credit Suisse Capital, LLC	T-3 Energy Services, Inc.	3,930	69,074	8/6/2010	6
Credit Suisse Capital, LLC	Tenneco, Inc.	3,950	68,949	8/6/2010	(6,944)

		88,470	$1,381,180		$19,124

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  27

Spectrum Global Perspective Fund
Schedule of Investments
August 31, 2009

Shares		$Value

INVESTMENT COMPANIES - 73.8%
994,552	Artio Global High Income Fund	9,368,677
239,000	iShares MSCI EAFE Index Fund	12,590,520
460,600	iShares MSCI Emerging Markets Index Fund	16,263,786
19,407	Northeast Investors Trust	105,766
25,599	TFS Market Neutral Fund	384,504
838,856	Western Asset High Yield Portfolio	6,543,075

	TOTAL INVESTMENT COMPANIES (Cost $40,707,080)	$45,256,328

SHORT TERM INVESTMENTS - 19.8%
MONEY MARKET FUNDS - 19.8%
2,078,291	Fidelity Institutional Government Portfolio, 0.19%	2,078,291
2,078,290	Fidelity Institutional Money Market Portfolio, 0.42%	2,078,290
2,078,290	Goldman Sachs Financial Square Federal Fund, 0.11%	2,078,290
3,838,290	Goldman Sachs Financial Square Government Fund, 0.11%(a)	3,838,290
2,078,290	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	2,078,290

	TOTAL SHORT TERM INVESTMENTS (Cost $12,151,451)	$12,151,451

	TOTAL INVESTMENTS (Cost $52,858,531) - 93.6%	$57,407,779
	Other Assets in Excess of Liabilities - 6.4%	3,896,968

	TOTAL NET ASSETS - 100.0%	$61,304,747

Percentages are stated as a percent of net assets.

(a)	$1,760,000 of this security is held as collateral for swap contracts.

Spectrum Global Perspective Fund
Long Equity Swap Contracts
August 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	iShares MSCI EAFE Index Fund	228,700	$11,692,646	7/26/2010	$353,519

The accompanying notes are an integral part of these financial statements.
28  DIREXION ANNUAL REPORT

Spectrum Equity Opportunity Fund
Schedule of Investments
August 31, 2009

Shares		$Value

INVESTMENT COMPANIES - 73.1%
232,373	Artio Global High Income Fund	2,188,949
4,666	Janus Advisor Long/Short Fund	44,047
34,700	iShares MSCI Emerging Markets Index Fund	1,225,257
83,500	iShares Russell 2000 Index Fund	4,772,025
0	Kinder Morgan Management, LLC(a)	4
4,411	Northeast Investors Trust	24,038
200,976	Western Asset High Yield Portfolio	1,567,612

	TOTAL INVESTMENT COMPANIES (Cost $8,962,891)	$9,821,932

SHORT TERM INVESTMENTS - 20.8%
MONEY MARKET FUNDS - 20.8%
560,431	Fidelity Institutional Government Portfolio, 0.19%	560,431
560,431	Fidelity Institutional Money Market Portfolio, 0.42%	560,431
560,431	Goldman Sachs Financial Square Federal Fund, 0.11%	560,431
560,431	Goldman Sachs Financial Square Government Fund, 0.11%	560,431
560,431	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	560,431

	TOTAL SHORT TERM INVESTMENTS (Cost $2,802,155)	$2,802,155

	TOTAL INVESTMENTS (Cost $11,765,046) - 93.9%	$12,624,087
	Other Assets in Excess of Liabilities - 6.1%	814,091

	TOTAL NET ASSETS - 100.0%	$13,438,178

Percentages are stated as a percent of net assets.

(a)  Fund holds less than one share.

Spectrum Equity Opportunity Fund
Futures Contracts
August 31, 2009

		$Unrealized
Contracts		Appreciation

62	NASDAQ-100 e-Mini Futures Expiring September 2009 (Underlying Face Amount at Market Value $2,016,550)	$36,936

Spectrum Equity Opportunity Fund
Long Equity Swap Contracts
August 31, 2009

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital, LLC	Apple, Inc.	400	$66,725	7/26/2010	$550
Credit Suisse Capital, LLC	Aracruz Celulose S.A.	3,170	66,110	7/26/2010	833
Credit Suisse Capital, LLC	ATP Oil & Gas Corp.	6,490	66,235	7/26/2010	6,120
Credit Suisse Capital, LLC	Broadridge Financial Solution, Inc.	3,270	66,116	7/26/2010	1,957
Credit Suisse Capital, LLC	CAE, Inc.	8,740	66,502	7/26/2010	3,148
Credit Suisse Capital, LLC	Dollar Thrifty Automotive Group, Inc.	2,960	66,021	7/26/2010	(7,303)
Credit Suisse Capital, LLC	Flextronics International Ltd.	11,540	65,952	7/26/2010	2,472
Credit Suisse Capital, LLC	Fuel Systems Solutions, Inc.	2,020	66,213	7/26/2010	1,490
Credit Suisse Capital, LLC	Google, Inc.	140	64,850	7/26/2010	(224)
Credit Suisse Capital, LLC	Heartland Payment Systems, Inc.	5,840	66,793	7/26/2010	6,286
Credit Suisse Capital, LLC	Hologic, Inc.	4,200	66,008	7/26/2010	3,074
Credit Suisse Capital, LLC	Johnson & Johnson	1,080	65,783	7/26/2010	(251)
Credit Suisse Capital, LLC	M/I Homes, Inc.	4,480	66,861	7/26/2010	4,004
Credit Suisse Capital, LLC	Mindray Medical International Ltd.	2,100	65,911	7/26/2010	(1,029)
Credit Suisse Capital, LLC	Oriental Financial Group, Inc.	4,290	66,240	7/26/2010	(8,162)
Credit Suisse Capital, LLC	Parkway Properties, Inc.	3,800	66,961	7/26/2010	1,811
Credit Suisse Capital, LLC	Pennsylvania Real Estate Investment Trust	10,400	66,216	7/26/2010	4,288
Credit Suisse Capital, LLC	Perfect World Co. Ltd.	1,660	66,228	7/26/2010	(2,907)
Credit Suisse Capital, LLC	T-3 Energy Services, Inc.	3,720	66,439	7/26/2010	(1,049)
Credit Suisse Capital, LLC	Tenneco, Inc.	3,740	65,890	7/26/2010	(7,181)

		84,040	$1,324,054		$7,927

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  29

Statements of Assets and Liabilities
August 31, 2009

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Assets:
Investments, at market value (Note 2)	$28,017,829	$57,407,779	$12,624,087
Cash	—	403,277	—
Receivable for Fund shares sold	—	2,966	—
Receivable for investments sold	—	9,872,803	2,707,194
Deposit at broker for futures	30,600	—	116,250
Due from broker for futures	—	—	57,350
Unrealized appreciation on swaps	45,626	353,519	36,033
Variation margin receivable	3,240	—	—
Dividends and interest receivable	48,851	54,687	13,504
Other assets	8,774	8,880	6,091

Total Assets	28,154,920	68,103,911	15,560,509

Liabilities:
Payable for investments purchased	—	6,218,812	2,038,470
Variation margin payable	—	—	20,150
Deposit from broker for swaps	—	450,000	—
Unrealized depreciation on swaps	26,502	—	28,106
Accrued advisory expense	12,676	52,104	11,443
Accrued distribution expense	20,183	47,844	13,785
Accrued operating services fees	12,942	28,657	6,293
Accrued expenses and other liabilities	1,756	1,747	4,084

Total Liabilities	74,059	6,799,164	2,122,331

Net Assets	$28,080,861	$61,304,747	$13,438,178

Net Assets Consist Of:
Capital stock	$29,215,852	$81,443,035	$17,034,483
Accumulated undistributed net investment income (loss)	208,303	—	(20)
Accumulated undistributed net realized gain (loss)	(4,084,046)	(25,041,055)	(4,500,189)
Net unrealized appreciation (depreciation) on:
Investments	2,716,395	4,549,248	859,041
Futures	5,233	—	36,936
Swaps	19,124	353,519	7,927

Total Net Assets	$28,080,861	$61,304,747	$13,438,178

Calculation of Net Asset Value Per Share:
Net assets	$28,080,861	$61,304,747	$13,438,178
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,379,487	3,196,989	755,511
Net asset value, redemption price and offering price per share	$20.36	$19.18	$17.79

Cost of Investments	$25,301,434	$52,858,531	$11,765,046

The accompanying notes are an integral part of these financial statements.

30  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended August 31, 2009

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Investment income:
Dividend income (net of foreign withholding tax of $—, $—, $414, respectively)	$1,074,998	$996,788	$265,318
Interest income	73,014	337,454	72,579

Total investment income	1,148,012	1,334,242	337,897

Expenses:
Investment advisory fees	214,751	569,120	128,333
Distribution expenses	214,751	569,120	128,333
Administration fees	6,719	18,388	4,171
Fund accounting fees	14,400	38,564	9,314
Custody fees	6,496	17,833	3,099
Transfer agent fees	33,278	69,907	16,022
Federal and state registration	9,352	10,597	8,219
Professional fees	43,373	63,511	41,570
Reports to shareholders	—	—	2,284
Trustees’ fees and expenses	1,758	3,830	1,380
Operating services fees	24,617	55,027	12,148
Other	3,889	17,523	3,587

Total expenses before reimbursement	573,384	1,433,420	358,460
Less: Reimbursement of expenses from Adviser	—	—	(5,776)
Less: Expenses paid indirectly (Note 6)	(17,680)	(17,176)	(4,187)

Total expenses	555,704	1,416,244	348,497

Net investment income (loss)	592,308	(82,002)	(10,600)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(762,091)	(7,329,757)	(991,435)
Futures	14,876	(897,774)	(417,304)
Swaps	263,667	2,083,050	27,999
Contributions by affiliates (Note 5)	71,280	—	—

	(412,268)	(6,144,481)	(1,380,740)

Capital gain distributions from regulated investment companies	9,658	—	—

Change in unrealized appreciation (depreciation) on:
Investments	2,744,452	4,476,912	974,715
Futures	5,233	—	15,305
Swaps	19,124	353,519	7,927

	2,768,809	4,830,431	997,947

Net realized and unrealized gain (loss) on investments	2,366,199	(1,314,050)	(382,793)

Net increase (decrease) in net assets resulting from operations	$2,958,507	$(1,396,052)	$(393,393)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  31

Statements of Changes in Net Assets

	Spectrum Select		Spectrum Global		Spectrum Equity
	Alternative Fund		Perspective Fund		Opportunity Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2009	August 31, 2008	August 31, 2009	August 31, 2008	August 31, 2009	August 31, 2008

Operations:
Net investment income (loss)	$592,308	$596,028	$(82,002)	$(762,345)	$(10,600)	$(65,320)
Net realized gain (loss) on investments	(412,268)	(3,138,786)	(6,144,481)	(5,319,917)	(1,380,740)	(1,201,572)
Capital gain distributions from regulated investment companies	9,658	120,927	—	4,110	—	4,266
Change in unrealized appreciation (depreciation) on investments	2,768,809	115,783	4,830,431	(2,055,423)	997,947	(447,824)

Net increase (decrease) in net assets resulting from operations	2,958,507	(2,306,048)	(1,396,052)	(8,133,575)	(393,393)	(1,710,450)

Distributions to shareholders:
Net investment income	(549,091)	(798,522)	(7,154)	(3,592,655)	—	(755,550)
Net realized gains	—	(14,167)	(5,677)	(15,267,529)	—	(1,483,186)
Return of capital	—	—	(40)	—	(1,882)	—

Total distributions	(549,091)	(812,689)	(12,871)	(18,860,184)	(1,882)	(2,238,736)

Capital share transactions:
Proceeds from shares sold	8,303,976	7,989,068	3,612,228	8,266,915	1,076,979	1,142,108
Proceeds from shares issued to holders in reinvestment of dividends	546,658	805,878	12,841	18,836,313	1,864	2,238,737
Cost of shares redeemed	(8,168,964)	(21,443,226)	(20,760,271)	(31,024,292)	(3,626,856)	(15,908,109)

Net increase (decrease) in net assets resulting from capital share transactions	681,670	(12,648,280)	(17,135,202)	(3,921,064)	(2,548,013)	(12,527,264)

Total increase (decrease) in net assets	3,091,086	(15,767,017)	(18,544,125)	(30,914,823)	(2,943,288)	(16,476,450)

Net assets:
Beginning of year	24,989,775	40,756,792	79,848,872	110,763,695	16,381,466	32,857,916

End of year	$28,080,861	$24,989,775	$61,304,747	$79,848,872	$13,438,178	$16,381,466

Undistributed (Accumulated) net investment income (loss), end of year	$208,303	$44,090	$—	$7,154	(20)	$—

The accompanying notes are an integral part of these financial statements.

32  DIREXION ANNUAL REPORT

Financial Highlights
August 31, 2009

													RATIOS TO AVERAGE NET ASSETS
																	Net
			Net Realized	Net Increase													Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions				Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return			Value,		End of	Including Short Dividends		Excluding Short Dividends		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital		Total	End	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distribution		Distributions	of Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]

Spectrum Select Alternative Fund
Year ended August 31, 2009	$18.33	$0.50	$2.00	$2.50	$(0.47)	—	—		$(0.47)	$20.36	14.09%	$28,081	—	—	2.67%	2.59%	2.76%	297%
Year ended August 31, 2008	20.02	0.33	(1.58)	(1.25)	(0.43)	(0.01)	—		(0.44)	18.33	(6.38)%	24,990	—	—	2.57%	2.57%	1.68%	127%
Year ended August 31, 2007	19.54	0.57	0.76	1.33	(0.85)	—	—		(0.85)	20.02	6.93%	40,757	—	—	2.44%	2.44%	2.82%	260%
Year ended August 31, 2006	19.96	0.50	0.34	0.84	(1.26)	—	—		(1.26)	19.54	4.53%	22,725	—	—	2.54%	2.54%	2.57%	898%
September 1, 2004[11] to August 31, 2005	20.00	0.48	(0.26)	0.22	(0.26)	—	—		(0.26)	19.96	1.09%[2]	33,414	—	—	2.38%	2.38%	2.44%	759%[2]
Spectrum Global Perspective Fund
Year ended August 31, 2009	18.69	(0.02)	0.51	0.49	— [10]	— [10]	—	[10]	— [10]	19.18	2.65%	61,305	—	—	2.52%	2.49%	(0.14)%	1,770%
Year ended August 31, 2008	24.73	(0.16)	(1.48)	(1.64)	(0.84)	(3.56)	—		(4.40)	18.69	(8.96)%	79,849	—	—	2.38%	2.38%	(0.75)%	2,073%
Year ended August 31, 2007	25.93	(0.03)	2.86	2.83	(0.34)	(3.69)	—		(4.03)	24.73	11.32%	110,764	—	—	2.24%	2.24%	(0.12)%	1,259%
Year ended August 31, 2006	23.46	0.06	4.49	4.55	—	(2.08)	—		(2.08)	25.93	20.43%	115,420	—	—	2.23%	2.23%	0.25%	1,693%
September 27, 2004[11] to August 31, 2005	20.00	(0.03)[8]	3.80	3.77	(0.26)	(0.05)	—		(0.31)	23.46	18.88%[2]	71,085	2.39%	2.39%	2.38%	2.38%	(0.16%)[9]	1,152%[2]
Spectrum Equity Opportunity Fund
Year ended August 31, 2009	17.90	(0.01)	(0.10)	(0.11)	—	—	—	[10]	— [10]	17.79	(0.60)%	13,438	—	—	2.79%	2.72%	(0.09)%	1,485%
Year ended August 31, 2008	21.24	(0.05)	(1.51)	(1.56)	(0.60)	(1.18)	—		(1.78)	17.90	(8.28)%	16,381	—	—	2.63%	2.63%	(0.27)%	1,617%
Year ended August 31, 2007	21.43	(0.03)	1.48	1.45	(0.31)	(1.33)	—		(1.64)	21.24	6.91%	32,858	—	—	2.40%	2.40%	(0.14)%	1,347%
Year ended August 31, 2006	21.85	0.03	0.77	0.80	—	(1.22)	—		(1.22)	21.43	3.85%	48,875	—	—	2.31%	2.31%	0.15%	2,310%
October 11, 2004[11] to August 31, 2005	20.00	(0.16)	2.01	1.85	—	—	—		—	21.85	9.25%[2]	45,689	—	—	2.50%	2.50%	(0.88)%	1,334%[2]

[1]	Annualized.
[2]	Not annualized.
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	The Adviser made a contribution due to a trading error. If the contribution had not been made, the total return would have been lower by 0.34%.
[8]	Net investment income (loss) before dividends on short positions for the period ended August 31, 2005 was $(0.04).
[9]	Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was (0.15%).
[10]	Amount is less than $0.01 per share.
[11]	Commencement of operations.

DIREXION ANNUAL REPORT  33

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2009

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 34 series of which 7 are included in this report, HCM Freedom Fund, PSI Core Strength Fund, PSI Macro Trends Fund, PSI Total Return Fund, Spectrum Select Alternative Fund, Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The objective of the HCM Freedom Fund is to seek long-term capital appreciation with lower volatility than the overall market by investing in equity securities of domestic issuers, equity securities of foreign issuers, whether directly of indirectly through sponsored or unsponsored American Depository Receipts (ADRs), exchange traded funds (ETFs), other investment companies and foreign currencies. The objective of the PSI Core Strength Fund is to seek returns equal to or better than the return of the broad U.S. stock market as measured by the S&P 500 Index over a full market cycle. The PSI Macro Trends Fund seeks to implement short or long strategies to achieve capital appreciation. The PSI Total Return Fund seeks income plus capital appreciation. The objective of the Spectrum Select Alternative Fund is to seek income and capital appreciation on a total return basis by investing primarily in high yield fixed-income securities, either directly or indirectly through exchange-traded funds (ETFs), other investment companies and derivative instruments. The Spectrum Global Perspective Fund seeks income and capital appreciation by investing in equity securities of foreign issuers either directly or indirectly through American Depository Receipts (ADRs), ETFs, foreign currencies, other investment companies and derivative instruments. The Spectrum Equity Opportunity Fund seeks income and capital appreciation by investing either directly in securities of domestic and foreign issuers or indirectly through ADRs, ETFs, other investment companies and derivative instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the

34  DIREXION ANNUAL REPORT

judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at August 31, 2009.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Funds calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the funds.)

In a “long” equity swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount is recorded as “unrealized appreciation (depreciation) on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Spectrum Select Alternative Fund may enter into credit default swaps. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event a credit event occurs, typically a default by a corporate issuer on its debt obligation. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a

DIREXION ANNUAL REPORT  35

buyer of protection and a credit event occurs, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. The stream of payments is recorded as an unrealized gain or loss and adjusted to include up-front payments paid or received by the Fund recorded as a component of unrealized gain or loss on swaps, and/or interest associated with the agreement until the swap is sold or expires, at which point the cumulative stream of payments is recognized as a component of realized gain or loss. A credit index consists of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset based securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds because entering into credit default swaps on indices is less expensive than buying many credit default swaps. Credit default swaps on indices are benchmarks for protecting investors owning bonds against defaults, and traders use them to speculate on changes in credit quality of bonds.

The maximum potential amount of future payments that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the swap. These potential amounts would be partially offset by any recovery value of respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. The Fund was not invested in credit default swaps at August 31, 2009.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”). The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment risk of a guarantee.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds were not invested in short positions at August 31, 2009.

36  DIREXION ANNUAL REPORT

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in options on futures contracts at August 31, 2009.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities – The Spectrum Global Perspective and the Spectrum Equity Opportunity Funds may invest in foreign securities. Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

h) Forward Currency Contracts – The Spectrum Global Perspective and Spectrum Equity Opportunity Funds may enter into forward currency exchange contracts obligating the Funds to deliver and receive currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation and depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed. The Funds were not invested in forward currency contracts at August 31, 2009.

i) Foreign Currency Translations – The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

j) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

k) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

DIREXION ANNUAL REPORT  37

l) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as Advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

m) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Funds during the years ended August 31, 2009 and August 31, 2008 were as follows:

	HCM Freedom Fund
	Year Ended	Year Ended
	August 31,	August 31,
	2009	2008

Distributions paid from:
Ordinary Income	$1,039,384	$3,487,566
Long-Term Capital Gains	—	—
Return of Capital	—	—

Total Distributions paid	$1,039,384	$3,487,566

	PSI Core Strength Fund		PSI Macro Trends Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2009	2008	2009	2008

Distributions paid from:
Ordinary Income	$—	$858,895	$344,132	$1,125,328
Long-Term Capital Gains	—	—	1,068	39,963
Return of Capital	39,894	199,791	36,679	—

Total Distributions paid	$39,894	$1,058,686	$381,879	$1,165,291

	PSI Total Return Fund		Spectrum Select Alternative Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2009	2008	2009	2008

Distributions paid from:
Ordinary Income	$243,314	$1,517,114	$549,091	$812,689
Long-Term Capital Gains	—	231,312	—	—
Return of Capital	41,706	—	—	—

Total Distributions paid	$285,020	$1,748,426	$549,091	$812,689

	Spectrum Global Perspective Fund		Spectrum Equity Opportunity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2009	2008	2009	2008

Distributions paid from:
Ordinary Income	$12,567	$18,598,688	$—	$2,236,452
Long-Term Capital Gains	264	261,496	—	2,284
Return of Capital	40	—	1,882	—

Total Distributions paid	$12,871	$18,860,184	$1,882	$2,238,736

38  DIREXION ANNUAL REPORT

As of August 31, 2009, the components of distributable earnings of the Funds on a tax basis were as follows:

	HCM Freedom	PSI Core	PSI Macro	PSI Total
	Fund	Strength Fund	Trends Fund	Return Fund

Tax cost of investments	$23,989,750	$29,640,984	$27,057,875	$30,184,048
Gross unrealized appreciation	1,266,892	1,584,341	3,275,141	511,858
Gross unrealized depreciation	—	(1,411,375)	(1,600,713)	(79,606)

Net unrealized appreciation/(depreciation)	1,266,892	$172,966	$1,674,428	$432,252

Undistributed ordinary income	50,357	—	—	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	50,357	—	—	—

Other accumulated gain/(loss)	(21,583,580)	(2,065,539)	(14,724,167)	(4,624,473)

Total accumulated earnings/(loss)	(20,266,331)	$(1,892,573)	$(13,049,739)	$(4,192,221)

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Tax cost of investments	$25,433,986	$55,622,176	$11,804,192
Gross unrealized appreciation	2,763,902	4,994,245	964,689
Gross unrealized depreciation	(180,059)	(3,208,642)	(144,794)

Net unrealized appreciation/(depreciation)	$2,583,843	$1,785,603	$819,895

Undistributed ordinary income	226,744	—	—
Undistributed long-term capital gain	—	—	—

Total distributable earnings	226,744	—	—

Other accumulated gain/(loss)	(3,945,578)	(21,923,891)	(4,416,200)

Total accumulated earnings/(loss)	$(1,134,991)	$(20,138,288)	$(3,596,305)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/ (loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/ (loss) on derivative positions.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for net investment income and realized gains and losses under GAAP and tax reporting:

	Net Investment	Realized	Capital
	Income (Loss)	Gain (Loss)	Stock

HCM Freedom Fund	$39,413	$—	$(39,413)
PSI Core Strength Fund	19,393	(169)	(19,224)
PSI Macro Trends Fund	2,651	(2,651)	—
PSI Total Return Fund	—	—	—
Spectrum Select Alternative Fund	120,996	(120,800)	(196)
Spectrum Global Perspective Fund	82,002	(1,432)	(80,570)
Spectrum Equity Opportunity Fund	10,580	790	(11,370)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to swap contracts, net operating losses, and dividends on redemption adjustments with differing book and tax methods.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for

DIREXION ANNUAL REPORT  39

tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year, August 31, 2009.

At August 31, 2009, the following funds deferred, on a tax basis, post-October losses of:

	Post October	Post October
	Capital Loss Deferred	Currency Loss

HCM Freedom Fund	$20,073	$—
PSI Core Strength Fund	548	—
PSI Macro Trends Fund	5,495,284	—
PSI Total Return Fund	71,959	—
Spectrum Select Alternative Fund	670,440	—
Spectrum Global Perspective Fund	7,288,697	—
Spectrum Equity Opportunity Fund	—	20

At August 31, 2009, the following funds had capital loss carryforwards on a tax basis of:

	Expires
	8/31/2014	8/31/2015	8/31/2016	8/31/2017	Total

HCM Freedom Fund	$8,842,217	$5,679,579	$1,637,612	$5,404,099	$21,563,507
PSI Core Strength Fund	—	—	—	2,064,991	2,064,991
PSI Macro Trends Fund	—	—	—	9,815,267	9,815,267
PSI Total Return Fund	—	—	—	4,573,332	4,573,332
Spectrum Select Alternative Fund	—	—		3,275,821	3,275,821
Spectrum Global Perspective Fund	—	—	—	14,988,713	14,988,713
Spectrum Equity Opportunity Fund	—	—	—	4,424,107	4,424,107

To the extent the Funds realize future net capital gains; those gains will be offset by any unused capital loss carryover.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2009, open Federal and state income tax years include the tax years ended August 31, 2006, August 31, 2007, August 31, 2008 and August 31, 2009. The Funds have no examination in progress.

The Funds have reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial positions or results of operations. There is no tax liability resulting from uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end August 31, 2006, August 31, 2007, August 31, 2008 and August 31, 2009. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

n) Credit Facility – U.S. Bank, N.A. (“U.S. Bank”) had made available to Funds, with the exception of the HCM Freedom Fund, a credit facility pursuant to a Line of Credit Agreement (“Line of Credit”) for meeting redemption requests. The Funds did not utilize the Line of Credit during the year ended August 31, 2009:

			Maximum Amount
	Available Borrowing	Outstanding	Outstanding during the	Average
	(Lesser of 33 1/3% of	Balance as of	Year Ended	Daily	Interest	Borrowings
	Fund’s Net Assets or)	August 31, 2009	August 31, 2009	Balance	Expense	Charged At

PSI Core Strength Fund	$2,750,000	$—	$—	$—	$—	Prime Rate less 1/2%
PSI Macro Trends Fund	4,000,000	—	—	—	—	Prime Rate less 1/2%
PSI Total Return Fund	820,000	—	—	—	—	Prime Rate less 1/2%
Spectrum Select Alternative Fund	5,875,000	—	—	—	—	Prime Rate less 1/2%
Spectrum Global Perspective Fund	5,250,000	—	—	—	—	Prime Rate less 1/2%
Spectrum Equity Opportunity Fund	1,200,000	—	—	—	—	Prime Rate less 1/2%

40  DIREXION ANNUAL REPORT

o) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

p) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the years ended August 31, 2009 and August 31, 2008 were as follows:

	HCM Freedom Fund
	Year Ended	Year Ended
	August 31,	August 31,
	2009	2008

Shares sold	155,044	85,182
Shares issued in reinvestment of distributions	71,861	217,097
Shares redeemed	(223,503)	(204,007)

Total net increase (decrease) from capital share transactions	3,402	98,272

	PSI Core Strength Fund		PSI Macro Trends Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2009	2008	2009	2008

Shares sold	1,094,992	920,127	1,386,658	968,409
Shares issued in reinvestment of distributions	2,617	54,403	33,646	61,688
Shares redeemed	(574,595)	(1,042,322)	(1,339,571)	(1,064,083)

Total net increase (decrease) from capital share transactions	523,014	(67,792)	80,733	(33,986)

	PSI Total Return Fund		Spectrum Select Alternative Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2009	2008	2009	2008

Shares sold	917,328	1,458,486	448,807	400,108
Shares issued in reinvestment of distributions	14,661	85,716	30,842	40,903
Shares redeemed	(848,113)	(1,360,789)	(463,856)	(1,112,997)

Total net increase (decrease) from capital share transactions	83,876	183,413	15,793	(671,986)

	Spectrum Global Perspective Fund		Spectrum Equity Opportunity Fund
	Year Ended	Period Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2009	2008	2009	2008

Shares sold	207,597	371,454	66,774	54,847
Shares issued in reinvestment of distributions	794	877,332	120	110,884
Shares redeemed	(1,284,176)	(1,454,964)	(226,511)	(797,504)

Total net increase (decrease) from capital share transactions	(1,075,785)	(206,178)	(159,617)	(631,773)

DIREXION ANNUAL REPORT  41

4.	INVESTMENT TRANSACTIONS

During the year ended August 31, 2009, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

					Spectrum	Spectrum	Spectrum
	HCM	PSI Core	PSI Macro	PSI Total	Select	Global	Equity
	Freedom	Strength	Trends	Return	Alternative	Perspective	Opportunity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$108,557,403	$298,688,243	$71,637,402	$61,798,932	$58,268,118	$437,360,854	$86,915,537
Sales	$88,516,881	$289,933,385	$71,394,805	$49,985,615	$46,310,617	$439,655,268	$83,236,794

There were no purchases or sales of long-term U.S. government securities during the period ended August 31, 2009 for any of the Funds.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into sub-advisory agreements with Horizon Capital Management, Inc. for the HCM Freedom Fund, with Portfolio Strategies, Inc. for the PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund, and with Hundredfold Advisors, LLC for the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund (the “Sub-Advised Funds”) whereby the sub-advisor will direct investment activities of the Sub-Advised Funds. The Adviser pays, out of the management fees it receives from the Sub-Advised Funds, a fee for these sub-advisory services. For the period September 1, 2008 through June 30, 2009, the Adviser has contractually agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. Under this contract, the Adviser could recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery did not cause the Fund to exceed the annual cap on expenses from the period in which those expenses were originally waived. For the year ended August 31, 2009, the Adviser paid or recouped the following expenses:

	HCM	PSI Core	PSI Macro	PSI Total
	Freedom Fund	Strength Fund	Trends Fund	Return Fund

Annual Adviser rate	1.00%	1.15%	1.15%	1.15%
Annual cap on expenses — September 1, 2008 — June 30, 2009	2.45%	2.00%	2.00%	2.00%
Expenses paid in excess of annual cap on expenses — 2009	$—	$5,968	$14,467	$6,975
Adviser expense recoupment — 2009	$13,020	$—	$—	$—

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Annual Adviser rate	1.00%	1.00%	1.00%
Annual cap on expenses — September 1, 2008 — June 30, 2009	2.75%	2.75%	2.75%
Expenses paid in excess of annual cap on expenses — 2009	$—	$—	$5,776
Adviser expense recoupment — 2009	$—	$—	$—

On May 20, 2009, the Board of Trustees, based upon on management’s recommendation, approved a new Operating Services Agreement (the “Agreement”). Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds. Effective July 1, 2009, the annual expense caps are no longer applicable. The Adviser relinquished all recovery of expenses waived by the Funds for the previous three years through June 30, 2009.

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the average net assets of each Fund and the below amount:

42  DIREXION ANNUAL REPORT

HCM Freedom Fund	0.55%
PSI Core Strength Fund	0.45%
PSI Macro Trends Fund	0.45%
PSI Total Return Fund	0.45%
Spectrum Select Alternative Fund	0.55%
Spectrum Global Perspective Fund	0.55%
Spectrum Equity Opportunity Fund	0.55%

Expenses subject to potential recovery relinquished by Adviser:

HCM Freedom Fund	$1,305
PSI Core Strength Fund	$52,159
PSI Macro Trends Fund	$32,445
PSI Total Return Fund	$29,917
Spectrum Select Alternative Fund	$—
Spectrum Global Perspective Fund	$—
Spectrum Equity Opportunity Fund	$5,776

Distribution Expenses: Shares are subject to an annual Rule 12b-1 fee of 0.80% for the HCM Freedom Fund, of 0.25% for the PSI Core Strength Fund, the PSI Macro Trends Fund, and the PSI Total Return Fund, and up to 1.00% of the average daily net assets for the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund.

Shareholder Servicing Fees: The Board has also authorized the PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund to pay a shareholder servicing fee of 0.15% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services for and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the year ended August 31, 2009. The Distributor is an affiliate of the Adviser.

The Adviser reimbursed the Spectrum Select Alternative Fund $71,280 due to a trading error. This amount is reflected on the Statement of Operations as Contributions by Affiliates and in the Financial Highlights.

U.S. Bank N.A. and/or its affiliates receive revenue from certain broker-dealers that may receive Rule 12b-1 fees or other payments from mutual funds in which certain Direxion Funds may invest. The Board of Trustees agreed to have 70% of the fees received by U.S. Bank N.A. applied against custody and transfer agent invoices. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly”. For the fiscal year ended August 31, 2009, the amount of custody expenses reduced by this revenue was as follows:

	Custody	Transfer Agent	Total

HCM Freedom Fund	$1,818	$7,937	$9,755
PSI Core Strength Fund	902	3,488	4,390
PSI Macro Trends Fund	977	3,117	4,094
PSI Total Return Fund	1,407	3,859	5,266
Spectrum Select Alternative Fund	4,586	13,094	17,680
Spectrum Global Perspective Fund	4,280	12,896	17,176
Spectrum Equity Opportunity Fund	1,077	3,110	4,187

6.	VALUATION MEASUREMENTS

The Funds have adopted Statement on Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position No. 157-4 (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that

DIREXION ANNUAL REPORT  43

recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosures of valuation for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities,
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Fund’s net assets as of August 31, 2009:

	HCM Freedom Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$22,296,307	$—	$—	$22,296,307
Short-Term Investments	$2,989,750	$—	$—	$2,989,750

	PSI Core Strength Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$21,861,142	$—	$—	$21,861,142
Short-Term Investments	$7,952,808	$—	$—	$7,952,808

	PSI Macro Trends Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$24,537,158	$—	$—	$24,537,158
Short-Term Investments	$4,195,145	$—	$—	$4,195,145
Other Financial Instruments*	$426,778	$586,384	$—	$1,013,162

	PSI Total Return Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$26,622,440	$—	$—	$26,622,440
Short-Term Investments	$3,993,860	$—	$—	$3,993,860
Other Financial Instruments*	$(23,685)	$20,818	$—	$(2,867)

	Spectrum Select Alternative Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$26,421,890	$—	$—	$26,421,890
Short-Term Investments	$1,595,939	$—	$—	$1,595,939
Other Financial Instruments*	$5,233	$19,124	$—	$24,357

	Spectrum Global Perspective Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$45,256,328	$—	$—	$45,256,328
Short-Term Investments	$12,151,451	$—	$—	$12,151,451
Other Financial Instruments*	$—	$353,519	$—	$353,519

44  DIREXION ANNUAL REPORT

	Spectrum Equity Opportunity Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$9,821,932	$—	$—	$9,821,932
Short-Term Investments	$2,802,155	$—	$—	$2,802,155
Other Financial Instruments*	$36,936	$7,927	$—	$44,863

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

7.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) effective for fiscal years beginning after November 15, 2008. FASB further clarified that the disclosures required by FAS 161 be provided for any reporting period beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds uses derivative instruments as part of its principal investment strategy to achieve its investment objective. As of August 31, 2009, the Funds were invested in futures contracts and equity swap contracts.

At August 31, 2009, the fair value of derivatives instruments were as follows:

Asset derivatives[1]

		Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total

PSI Macro Trends Fund	Futures contracts*	$—	$—	$—	$426,778	$426,778
	Swap contracts	—	—	—	586,384	586,384

	Total	$—	$—	$—	$1,013,162	$1,013,162

PSI Total Return Fund	Swap contracts	$—	$—	$—	$20,818	$20,818

	Total	$—	$—	$—	$20,818	$20,818

Spectrum Select Alternative Fund	Futures contracts*	$5,233	$—	$—	$—	$5,233
	Swap contracts	—	—	—	45,626	45,626

	Total	$5,233	$—	$—	$45,626	$50,859

Spectrum Global Perspective Fund	Swap contracts	$—	$—	$—	$353,519	$353,519

	Total	$—	$—	$—	$353,519	$353,519

Spectrum Equity Opportunity Fund	Futures contracts*	$—	$—	$—	$36,936	$36,936
	Swap contracts	—	—	—	36,033	36,033

	Total	$—	$—	$—	$72,969	$72,969

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps and variation margin receivable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Liability derivatives[1]

		Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total

PSI Total Return Fund	Futures contracts*	$—	$23,685	$—	$—	$23,685

	Total	$—	$23,685	$—	$—	$23,685

Spectrum Select Alternative Fund	Swap contracts	$—	$—	$—	$26,502	$26,502

	Total	$—	$—	$—	$26,502	$26,502

Spectrum Equity Opportunity Fund	Swap contracts	$—	$—	$—	$28,106	$28,106

	Total	$—	$—	$—	$28,106	$28,106

[1]	Statement of Assets and Liabilities location: Variation margin payable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

DIREXION ANNUAL REPORT  45

Transactions in derivative instruments during the year ended August 31, 2009, were as follows:

		Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total

HCM Freedom Fund	Realized gain (loss)[1]
	Swap contracts	$—	$—	$—	$(1,514,802)	$(1,514,802)

	Total realized gain (loss)	$—	$—	$—	$(1,514,802)	$(1,514,802)

PSI Macro Trends Fund	Realized gain (loss)[1]
	Futures contracts	$—	$—	$—	$(3,460,509)	$(3,460,509)
	Swap contracts	—	—	—	(228,497)	(228,497)

	Total realized gain (loss)	$—	$—	$—	$(3,689,006)	$(3,689,006)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$—	$—	$568,476	$568,476
	Swap contracts	—	—	—	646,468	646,468

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$1,214,944	$1,214,944

PSI Total Return Fund	Realized gain (loss)[1]
	Futures contracts	$(1,209,627)	$—	$—	$—	$(1,209,627)
	Swap contracts	—	—	—	(1,626,401)	(1,626,401)

	Total realized gain (loss)	$(1,209,627)	$—	$—	$(1,626,401)	$(2,836,028)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$(44,665)	$—	$—	$—	$(44,665)
	Swap contracts	—	—	—	233,889	233,889

	Total change in unrealized appreciation (depreciation)	$(44,665)	$—	$—	$233,889	$189,224

Spectrum Select	Realized gain (loss)[1]
Alternative Fund	Futures contracts	$—	$—	$—	$14,876	$14,876
	Swap contracts	—	—	85,064	178,603	263,667

	Total realized gain (loss)	$—	$—	$85,064	$193,479	$278,543

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$5,233	$—	$—	$—	$5,233
	Swap contracts	—	—	—	19,124	19,124

	Total change in unrealized appreciation (depreciation)	$5,233	$—	$—	$19,124	$24,357

Spectrum Global	Realized gain (loss)[1]
Perspective Fund	Futures contracts	$—	$—	$—	$(897,774)	$(897,774)
	Swap contracts	—	—	—	2,083,050	2,083,050

	Total realized gain (loss)	$—	$—	$—	$1,185,276	$1,185,276

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$353,519	$353,519

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$353,519	$353,519

Spectrum Equity	Realized gain (loss)[1]
Opportunity Fund	Futures contracts	$—	$—	$—	$(417,304)	$(417,304)
	Swap contracts	—	—	—	27,999	27,999

	Total realized gain (loss)	$—	$—	$—	$(389,305)	$(389,305)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$—	$—	$15,305	$15,305
	Swap contracts	—	—	—	7,927	7,927

	Total change in unrealized appreciation (depreciation)	$—	$—	$—	$23,232	$23,232

[1]	Statement of Operations location: Net unrealized gain (loss) on futures and swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures and swaps.

46  DIREXION ANNUAL REPORT

For the fiscal year ended August 31, 2009, the quarterly average gross notional amounts of the derivatives held by the Funds were as follows:

				Credit Default	Credit Default
	Long Futures	Short Futures	Long Equity Swaps	Swap Contracts	Swap Contracts
	Contracts	Contracts	Contracts	Buy Protection	Sell Protection

HCM Freedom Fund	$—	$—	$2,631,643	$—	$—
PSI Core Strength Fund	—	—	—	—	—
PSI Macro Trends Fund	5,226,460	—	1,145,669	—	—
PSI Total Return Fund	1,217,785	118,440	1,343,726	—	—
Spectrum Select Alternative Fund	—	797,683	905,286	900,000	848,837
Spectrum Global Perspective Fund	—	600,134	10,061,234	—	—
Spectrum Equity Opportunity Fund	1,457,544	142,686	959,944	—	—

8.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (“FAS 165”). Funds adopted FAS 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, FAS 165 requires an entity to disclose the date through which subsequent events have been evaluated. The Funds have evaluated subsequent events through the issuance of their financial statements on October 29, 2009.

In June 2009, FASB issued Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards Codificationtm and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (“FAS 168”). FAS 168 replaces FASB Statement No. 162, Hierarchy of Generally Accepted Accounting Principles and establishes the “FASB Accounting Standards Codificationtm” (“Codification”) as the source of authoritative accounting principles recognized by FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of FAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoirtiative. FAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds evaluated this new statement, and have determined that it will not have a significant impact on the determination or reporting of the Funds’ financial statements.

DIREXION ANNUAL REPORT  47

Direxion Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of the Direxion Funds:

We have audited the accompanying statements of assets and liabilities of the HCM Freedom Fund, PSI Core Strength Fund, PSI Macro Trends Fund, PSI Total Return Fund, Spectrum Select Alternative Fund, Spectrum Global Perspective Fund, and Spectrum Equity Opportunity Fund, (seven of the series of the Direxion Funds) (the “Funds”), including the schedules of investments, as of August 31, 2009, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned seven of the series of Direxion Funds at August 31, 2009, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 29, 2009

48  DIREXION ANNUAL REPORT

Additional Information
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended August 31, 2009, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified income was as follows:

HCM Freedom Fund	0.0%
PSI Core Strength Fund	0.0%
PSI Macro Trends Fund	98.2%
PSI Total Return Fund	100.0%
Spectrum Select Alternative Fund	100.0%
Spectrum Global Perspective Fund	0.7%
Spectrum Equity Opportunity Fund	0.0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended August 31, 2009, was as follows:

HCM Freedom Fund	0.0%
PSI Core Strength Fund	0.0%
PSI Macro Trends Fund	97.6%
PSI Total Return Fund	100.0%
Spectrum Select Alternative Fund	100.0%
Spectrum Global Perspective Fund	0.6%
Spectrum Equity Opportunity Fund	0.0%

DIREXION ANNUAL REPORT  49

Investment Advisory and Subadvisory Agreements Approvals

Provided below is a summary of certain of the factors the Board considered at its August 26, 2009 Board meeting in renewing: (1) the Advisory Agreement between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the HCM Freedom Fund, PSI Core Strength Fund, PSI Macro Trends Fund, PSI Total Return Fund, Spectrum Equity Opportunity Fund, Spectrum Global Perspective Fund and Spectrum Select Alternative Fund, each a series of the Trust; (2) the Subadvisory Agreement between Rafferty and Horizon Capital Management, Inc. (“Horizon”) on behalf of the HCM Freedom Fund; (3) the Subadvisory Agreement between Rafferty and Hundredfold Advisors, LLC (“Hundredfold”) on behalf of the Spectrum Equity Opportunity Fund, Spectrum Global Perspective Fund and Spectrum Select Alternative Fund; and (4) the Subadvisory Agreement between Rafferty and Portfolio Strategies, Inc. (“PSI”) on behalf of the PSI Core Strength Fund, PSI Macro Trends Fund and PSI Total Return Fund. Each Fund listed above is referred to herein as each “Fund” and collectively, the “Funds.”

The Board did not identify any particular information that was most relevant to its consideration to approve each Advisory or Subadvisory Agreement (each an “Agreement” and collectively, the “Agreements”) and each Trustee may have afforded different weight to the various factors. In determining whether to approve the continuance of the Agreements, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreements for all of the Funds were considered at the same Board meeting, the Board considered each Fund’s investment advisory and subadvisory relationship separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund to the extent applicable; (3) the cost to Rafferty or a subadviser for providing services and the profitability of the advisory business to Rafferty or a subadviser, if such information was provided; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty and, in certain cases, a subadviser with other clients (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived by Rafferty or a subadviser from its relationship with the Funds.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided or to be provided under the Advisory Agreements by Rafferty. The Board noted that Rafferty has provided services to the Trust since its inception and has developed an expertise in managing the Funds. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its expense reimbursement obligations, if any. The Board also considered that Rafferty utilizes the services of an independent compliance consulting firm and that reports from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers and subadvisers. Regarding the Subadvisory Agreements with Horizon, Hundredfold and PSI, the Board noted that each subadviser utilizes those Funds it subadvises as the primary investments for its separate account clients.

Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreements and each subadviser under the applicable Subadvisory Agreement were fair and reasonable.

Performance of the Funds.  The Board evaluated the performance of each Fund relative to: (1) its benchmark index for monthly and annual periods ended July 31, 2009; and (2) the average performance of the relevant Lipper fund universe for monthly and annual periods ended June 30, 2009. Although the Board received monthly performance reports for its consideration, the Board generally assigned more weight to the longer-term performance of the Funds. In this regard, the Board for all Funds noted the challenging nature of the markets for the calendar year 2008.

50  DIREXION ANNUAL REPORT

PSI Funds:

With respect to the PSI Macro Trends Fund, the Board considered management’s description of the performance of the Lipper universe of long/short equity funds. The Board also considered that: (1) as of July 31, 2009, the Fund outperformed its benchmark index for all periods presented; and (2) as of June 30, 2009, the Fund outperformed the average of the relevant Lipper fund universe for the three- and six-month periods, but underperformed for the one-month and one-year periods.

With respect to the PSI Core Strength Fund, the Board considered management’s description of the performance of the Lipper universe of flexible portfolio funds. The Board also considered that: (1) as of July 31, 2009, the Fund underperformed its benchmark index for all periods presented with the exception of the one-year period, during which it outperformed; and (2) as of June 30, 2009, the Fund underperformed the average of the relevant Lipper fund universe for all periods presented with the exception of the one-year period, during which it outperformed.

With respect to the PSI Total Return Fund, the Board considered management’s description of the performance of the Lipper universe of intermediate investment grade debt funds. The Board also considered that: (1) as of July 31, 2009, the Fund underperformed its benchmark index for all periods presented; and (2) as of June 30, 2009, the Fund underperformed the average of the relevant Lipper fund universe for all periods presented.

Hundredfold Funds:

With respect to the Spectrum Equity Opportunity Fund, the Board considered management’s description of the performance of the Lipper universe of specialty diversified equity funds. The Board also considered that: (1) as of July 31, 2009, the Fund outperformed its benchmark index for the nine-month, year-to date, one- and three year-periods, but underperformed for the one-, three- and six-month periods; and (2) as of June 30, 2009, the Fund outperformed the average of the relevant Lipper fund universe for all periods presented with the exception of the one-month and three-year periods, during which it underperformed.

With respect to the Spectrum Global Perspective Fund, the Board considered management’s description of the performance of the Lipper universe of global flexible funds. The Board also considered that: (1) as of July 31, 2009, the Fund outperformed its benchmark index for all periods presented; and (2) as of June 30, 2009, the Fund outperformed the average of the relevant Lipper fund universe for all periods presented with the exception of the one-month period, during which it underperformed.

With respect to the Spectrum Select Alternative Fund, the Board considered management’s description of the performance of the Lipper universe of high current yield funds. The Board also considered that: (1) as of July 31, 2009, the Fund outperformed its benchmark index for all periods presented with the exception of the three-year period, during which it underperformed; and (2) as of June 30, 2009, the Fund outperformed the average of the relevant Lipper fund universe for all periods presented with the exception of the three- and six-month periods, during which it underperformed.

HCM Freedom Fund:

With respect to the HCM Freedom Fund, the Board considered management’s description of the performance of the Lipper universe of flexible portfolio funds. The Board also considered that: (1) as of July 31, 2009, the Fund outperformed its benchmark index for the nine-month, one- and three-year periods, but underperformed for the one-, three-, six-month and year-to-date periods; and (2) as of June 30, 2009, the Fund outperformed the average of the relevant Lipper fund universe for the one- and three-year periods, but underperformed for the one-, three- and six-month periods.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. The Board considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Advisory Agreements were fair and reasonable.

In considering the fees paid by Rafferty to the subadvisers of the Funds, the Board considered Rafferty’s representation that the fees and expenses generally are higher than industry averages. However, Rafferty explained that, in certain cases, the

DIREXION ANNUAL REPORT  51

Funds help to lower the overall fees paid by the clients of the subadvisers. In particular, the Board noted that the PSI Funds are offered to the subadviser’s clients in wrap account advisory programs. The Board also noted that, in some cases, PSI uses the fee it receives from the Funds to reduce the asset-based fees it charges clients for providing investment advisory services. With respect to the HCM Freedom Fund and Spectrum Funds, the Board considered the representation that the current expense ratio of each such Fund is lower compared to the total cost of investing when the Funds were part of the wrap programs. The Board also noted the subadvisors representations that the Funds pay the lowest fee rate that a subadvisor charges for comparable client accounts. With respect to each Fund, the Board considered the subadviser’s profits for its services to the extent such information was provided. In this regard, the Board noted Hundredfold’s representation that it donated to charity all of the profits it earned with respect to the services it provided to the Spectrum Funds, Horizon’s pre-tax profits with respect to the services it provided to the HCM Freedom Fund and PSI’s representation that it did not earn any pre- or post-tax profits with respect to the services it provided to the PSI Funds.

Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreements were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to achieve economies of scale or warrant a reduction in fee rates or the addition of breakpoints. Rafferty noted that it was continuing to work on its sales and marketing efforts to raise additional assets. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints was not necessary at this time.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. The Board also considered that each subadviser represented that they realized no benefits other than their direct compensation. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreements for the Funds were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreements.

52  DIREXION ANNUAL REPORT

Direxion Funds
TRUSTEES AND OFFICERS

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Lawrence C. Rafferty(1)
Age: 66	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	77	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees

				# of Portfolios
				in Direxion
	Position(s)			Complex	Other Trusteeships/
	Held with	Term of Office and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel J. Byrne
Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present.	77	Trustee, The Opening Word Program, Wyandanch, New York

Gerald E. Shanley III
Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A. 1979-present.	77	None

John Weisser
Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	77	Director, MainStay VP Fund Series; Director ICAP Funds, Inc; Director, The MainStay Funds; Director, Eclipse Funds, Inc.

DIREXION ANNUAL REPORT  53

Direxion Funds
TRUSTEES AND OFFICERS

Officers

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel D. O’Neill
Age: 41	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999-present.	N/A	N/A

William Franca
Age: 52	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	N/A

Christopher Lewis
Age: 38	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009 – present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A

Guy F. Talarico
Age: 53	Principal Financial Officer and Treasurer	Once Year; Since 2008	CEO, Alaric Compliance Services LLC, 2006-present; Co-CEO EOS Compliance Services, LLC, 2004-2006; Senior Director, Investors Bank and Trust Co, 2001-2004; Division Executive, JP Morgan-Chase Bank, 1986-2001; Group Product Manager, Lever Brothers Company, 1977-1986.	N/A	N/A

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202
Age: 36	Secretary	One Year; Since 2004	Senior Vice President USBFS since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services LLC, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC, 2000-2003.	N/A	N/A

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 34 portfolios, the Direxion Insurance Trust which currently offers for sale 3 portfolios and the Direxion ETF Trust which currently offers for sale to the public 20 of the 40 funds currently registered with the SEC.

The address for all trustees and officers except Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

54  DIREXION ANNUAL REPORT

THIS PAGE INTENTIONALLY LEFT BLANK

ANNUAL REPORT

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
HCM Sub-Advisor
Horizon Capital Management, Inc.
141 Ridgeway Drive
Lafayette, LA 70503

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information or the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ANNUAL REPORT

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
PSI Funds Sub-Advisor
Portfolio Strategies, Inc.
1102 Broadway Plaza
Tacoma, WA 98402

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information or the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ANNUAL REPORT

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Spectrum Funds Sub-Advisor
Hundredfold Advisors, LLC
2940 N. Lynnhaven Road
Virginia Beach, VA 23452

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information or the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.
Item 3. Audit Committee Financial Expert.
The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Gerald E. Shanley III is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including assessment of FIN 48 for the Funds and additional tax research. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant. The table presents aggregate fees billed to the registrant and reflected in the financial statements of the report to shareholders. Amounts from fiscal year ended August 31, 2009 have been adjusted to reflect this methodology.

	FYE 8/31/2009	FYE 8/31/2008

Audit Fees	$462,670	$572,000
Audit-Related Fees	—	—
Tax Fees	$97,160	$120,300
All Other Fees	—	—

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.
The percentages of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2009	FYE 8/31/2008

Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/2009	FYE 8/31/2008

Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.
  (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     (Registrant) Direxion Funds

By (Signature and Title)*	/s/ Daniel D. O’Neill

Daniel D. O’Neill, President
     Date 11/4/2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill

Daniel D. O’Neill, President
     Date 11/4/2009

By (Signature and Title)*	/s/ Guy F. Talarico

Guy F. Talarico, Principal Financial Officer
     Date 11/5/2009

*	Print the name and title of each signing officer under his or her signature.